OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	January 31, 2014
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .20.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05773

ING Balanced Portfolio, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 to June 30, 2012

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2012

Classes ADV, I, S and S2

ING Variable Product Funds

■ ING Balanced Portfolio

■ ING BlackRock Science and Technology Opportunities Portfolio

■ ING Growth and Income Portfolio

■ ING Intermediate Bond Portfolio

■ ING Money Market Portfolio

■ ING Small Company Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	9

Statements of Changes in Net Assets	12

Financial Highlights	15

Notes to Financial Statements	18

Summary Portfolios of Investments	38

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these "risk-on" and "risk-off" periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing ("QE"), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks' excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it's quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 27, 2012

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter's upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region's index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product ("GDP") growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its "Operation Twist" program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone's enduring sovereign debt crisis continued to move markets the most. The European Central Bank's €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations ("LTRO") was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another "summit" meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone's deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs' recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan's newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.'s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.

Barclays Capital Mortgage-Backed Securities Index	An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Balanced Portfolio	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
Class I	$1,000.00	$1,056.70	0.63%	$3.22	$1,000.00	$1,021.73	0.63%	$3.17
Class S	1,000.00	1,055.80	0.88	4.50	1,000.00	1,020.49	0.88	4.42
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV	$1,000.00	$1,085.20	1.55%	$8.04	$1,000.00	$1,017.16	1.55%	$7.77
Class I	1,000.00	1,088.80	1.05	5.45	1,000.00	1,019.64	1.05	5.27
Class S	1,000.00	1,086.40	1.30	6.74	1,000.00	1,018.40	1.30	6.52
Class S2	1,000.00	1,084.20	1.45	7.51	1,000.00	1,017.65	1.45	7.27
ING Growth and Income Portfolio
Class ADV	$1,000.00	$1,081.00	1.04%	$5.38	$1,000.00	$1,019.69	1.04%	$5.22
Class I	1,000.00	1,083.50	0.59	3.06	1,000.00	1,021.93	0.59	2.97
Class S	1,000.00	1,082.40	0.84	4.35	1,000.00	1,020.69	0.84	4.22
Class S2	1,000.00	1,081.20	0.99	5.12	1,000.00	1,019.94	0.99	4.97

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Intermediate Bond Portfolio	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
Class ADV	$1,000.00	$1,037.50	0.98%	$4.96	$1,000.00	$1,019.99	0.98%	$4.92
Class I	1,000.00	1,039.70	0.48	2.43	1,000.00	1,022.48	0.48	2.41
Class S	1,000.00	1,038.30	0.73	3.70	1,000.00	1,021.23	0.73	3.67
Class S2	1,000.00	1,037.40	0.88	4.46	1,000.00	1,020.49	0.88	4.42
ING Money Market Portfolio
Class I	$1,000.00	$1,000.20	0.34%	$1.69	$1,000.00	$1,023.17	0.34%	$1.71
Class S	1,000.00	1,000.00	0.36	1.79	1,000.00	1,023.07	0.36	1.81
ING Small Company Portfolio
Class ADV	$1,000.00	$1,080.50	1.35%	$6.98	$1,000.00	$1,018.15	1.35%	$6.77
Class I	1,000.00	1,083.30	0.85	4.40	1,000.00	1,020.64	0.85	4.27
Class S	1,000.00	1,081.80	1.10	5.69	1,000.00	1,019.39	1.10	5.52
Class S2	1,000.00	1,080.90	1.25	6.47	1,000.00	1,018.65	1.25	6.27

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Balanced Portfolio	ING BlackRock Science and Technology Opportunities Portfolio	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$496,181,925	$337,648,165	$3,826,934,407	$2,556,121,808
Short-term investments at fair value**	34,035,899	10,325,012	190,605,959	24,734,094
Short-term investments at amortized cost	—	—	—	85,580,929
Total investments at fair value	$530,217,824	$347,973,177	$4,017,540,366	$2,666,436,831
Cash	19,546,504	—	247	4,018,345
Cash collateral for futures	3,924,852	—	4,160,000	1,293,096
Receivable for derivatives collateral (Note 2)	2,350,000	—	—	5,951,000
Foreign currencies at value***	2,286,851	1,705,127	—	7,136,622
Receivables:
Investments securities sold	34,152,320	9,999,773	—	80,217,691
Investment securities sold on a delayed-delivery or when-issued basis	—	—	—	204,863,716
Fund shares sold	14	14,184	611,533	37,420
Dividends	551,594	34,242	4,058,427	112,629
Interest	1,562,475	—	—	20,073,201
Foreign tax reclaims	92,312	27,536	—	—
Variation margin	12,012	—	—	—
Unrealized appreciation on forward foreign currency contracts	2,290,857	185,460	—	8,317,555
Upfront payments paid on OTC swap agreements	75,445	—	—	1,008,693
Unrealized appreciation on OTC swap agreements	57,992	—	—	128,409
Prepaid expenses	4,666	2,820	28,423	21,981
Total assets	597,125,718	359,942,319	4,026,398,996	2,999,617,189
LIABILITIES:
Payable for investment securities purchased	44,392,941	13,404,451	—	116,432,642
Payable for investment securities purchased on a delayed-delivery or when-issued basis	13,287,427	—	—	459,577,974
Payable for fund shares redeemed	196,890	81,760	2,375,783	1,702,369
Payable for foreign cash collateral for futures****	7,438	—	—	—
Payable upon receipt of securities loaned	5,334,043	—	27,014,959	—
Unrealized depreciation on forward foreign currency contracts	2,136,795	54,139	—	2,762,962
Upfront payments received on OTC swap agreements	225,744	—	—	4,393,159
Unrealized depreciation on OTC swap agreements	2,036,464	—	—	4,807,802
Payable to affiliates	237,511	330,454	2,393,561	1,190,025
Payable for trustee fees	6,003	3,729	43,928	44,308
Payable for derivatives collateral (Note 2)	60,000	—	—	2,428,000
Other accrued expenses and liabilities	114,588	10,848	300,111	111,555
Written options, at fair value^	128,810	—	—	126,085
Total liabilities	68,164,654	13,885,381	32,128,342	593,576,881
NET ASSETS	$528,961,064	$346,056,938	$3,994,270,654	$2,406,040,308
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$645,746,633	$316,640,448	$4,207,512,947	$2,580,992,762
Undistributed (distributions in excess of) net investment income	7,365,665	(1,020,662)	26,379,584	48,642,537
Accumulated net realized gain (loss)	(132,826,693)	9,061,574	(768,191,475)	(282,931,365)
Net unrealized appreciation	8,675,459	21,375,578	528,569,598	59,336,374
NET ASSETS	$528,961,064	$346,056,938	$3,994,270,654	$2,406,040,308
+ Including securities loaned at value	$5,172,683	$—	$26,306,650	$—
* Cost of investments in securities	$486,202,955	$316,445,001	$3,299,699,922	$2,498,384,526
** Cost of short-term investments	$34,053,781	$10,325,012	$190,605,959	$24,721,241
*** Cost of foreign currencies	$2,254,177	$1,662,683	$—	$6,968,803
**** Cost of payable for foreign cash collateral for futures	$7,439	$—	$—	$—
^ Premiums received on written options	$144,743	$—	$—	$106,817

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING Balanced Portfolio	ING BlackRock Science and Technology Opportunities Portfolio	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
Class ADV:
Net Assets	n/a	$13,932,751	$1,265,310,462	$26,684,830
Shares authorized	n/a	100,000,000	unlimited	unlimited
Par value	n/a	$0.001	$1.000	$1.000
Shares outstanding	n/a	2,615,922	54,748,914	2,093,516
Net asset value and redemption price per share	n/a	$5.33	$23.11	$12.75
Class I:
Net Assets	$523,074,345	$110,489,878	$1,940,988,341	$1,143,674,848
Shares authorized	500,000,000	100,000,000	unlimited	unlimited
Par value	$0.001	$0.001	$1.000	$1.000
Shares outstanding	45,845,062	20,205,200	83,010,237	89,083,027
Net asset value and redemption price per share	$11.41	$5.47	$23.38	$12.84
Class S:
Net Assets	$5,886,719	$219,981,868	$787,727,608	$1,234,500,272
Shares authorized	500,000,000	100,000,000	unlimited	unlimited
Par value	$0.001	$0.001	$1.000	$1.000
Shares outstanding	518,627	40,894,157	34,032,560	96,758,986
Net asset value and redemption price per share	$11.35	$5.38	$23.15	$12.76
Class S2:
Net Assets	n/a	$1,652,441	$244,243	$1,180,358
Shares authorized	n/a	100,000,000	unlimited	unlimited
Par value	n/a	$0.001	$1.000	$1.000
Shares outstanding	n/a	309,304	10,645	92,336
Net asset value and redemption price per share	n/a	$5.34	$22.94	$12.78

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Money Market Portfolio	ING Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$572,412,466
Short-term investments at fair value**	—	29,263,922
Short-term investments at amortized cost	871,722,644	—
Repurchase Agreements	223,144,000	—
Total investments at fair value	$1,094,866,644	$601,676,388
Cash	5,901	837
Receivables:
Investments securities sold	—	6,896,171
Fund shares sold	12,161	26,655
Dividends	1,754	418,177
Interest	595,481	—
Prepaid expenses	13,364	4,757
Total assets	1,095,495,305	609,022,985
LIABILITIES:
Payable for investment securities purchased	31,200,204	4,730,256
Payable for fund shares redeemed	5,756,501	1,313,754
Payable upon receipt of securities loaned	—	18,757,922
Payable to affiliates	266,412	397,063
Payable for trustee fees	18,206	5,147
Other accrued expenses and liabilities	131,008	75,978
Total liabilities	37,372,331	25,280,120
NET ASSETS	$1,058,122,974	$583,742,865
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,058,199,198	$514,436,249
Undistributed (distributions in excess of) net investment income	(131,931)	263,515
Accumulated net realized gain	55,707	17,735,184
Net unrealized appreciation	—	51,307,917
NET ASSETS	$1,058,122,974	$583,742,865
+ Including securities loaned at value	$—	$18,119,305
* Cost of investments in securities	$—	$521,104,549
** Cost of short-term investments	$—	$29,263,922
Class ADV:
Net Assets	n/a	$6,234,475
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	343,811
Net asset value and redemption price per share	n/a	$18.13
Class I:
Net Assets	$1,058,005,725	$469,402,406
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	1,057,823,809	25,282,875
Net asset value and redemption price per share	$1.00	$18.57
Class S:
Net Assets	$117,249	$107,878,071
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	117,219	5,889,281
Net asset value and redemption price per share	$1.00	$18.32
Class S2:
Net Assets	n/a	$227,913
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	12,514
Net asset value and redemption price per share	n/a	$18.21

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Balanced Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,239,344	$1,339,148
Interest, net of foreign taxes withheld*	4,668,209	—
Securities lending income, net	59,387	94,872
Total investment income	8,966,940	1,434,020
EXPENSES:
Investment management fees	1,352,863	1,682,634
Distribution and service fees:
Class ADV	—	31,431
Class S	7,559	282,478
Class S2	—	2,854
Transfer agent fees	414	208
Administrative service fees	148,812	97,414
Shareholder reporting expense	24,620	11,830
Professional fees	14,546	17,654
Custody and accounting expense	135,563	30,394
Trustee fees	12,056	8,008
Miscellaneous expense	17,066	11,938
Interest expense	127	126
Total expenses	1,713,626	2,176,969
Net waived and reimbursed fees	—	(571)
Net expenses	1,713,626	2,176,398
Net investment income (loss)	7,253,314	(742,378)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,637,182	13,827,480
Foreign currency related transactions	(948,581)	64,608
Futures	(579,397)	—
Swaps	(2,324,562)	—
Written options	252,316	—
Net realized gain	8,036,958	13,892,088
Net change in unrealized appreciation (depreciation) on:
Investments	13,804,365	13,449,860
Foreign currency related transactions	430,420	(127,457)
Futures	283,707	—
Swaps	552,600	—
Written options	(139,747)	—
Net change in unrealized appreciation (depreciation)	14,931,345	13,322,403
Net realized and unrealized gain	22,968,303	27,214,491
Increase in net assets resulting from operations	$30,221,617	$26,472,113
* Foreign taxes withheld	$188,920	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$42,619,592	$318,149
Interest, net of foreign taxes withheld*	28,520	55,214,852
Securities lending income, net	65,637	80,015
Total investment income	42,713,749	55,613,016
EXPENSES:
Investment management fees	10,186,749	4,967,591
Distribution and service fees:
Class ADV	3,215,513	56,289
Class S	1,018,201	1,546,815
Class S2	595	2,727
Transfer agent fees	7,013	3,406
Administrative service fees	1,119,906	683,027
Shareholder reporting expense	133,600	99,190
Professional fees	124,334	126,000
Custody and accounting expense	212,334	8,974
Trustee fees	74,325	54,600
Miscellaneous expense	99,211	35,892
Interest expense	1,571	628
Total expenses	16,193,352	7,585,139
Net waived and reimbursed fees	(321,617)	(546)
Net expenses	15,871,735	7,584,593
Net investment income	26,842,014	48,028,423
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	66,927,130	40,016,637
Foreign currency related transactions	(8,084)	(3,641,024)
Futures	(133,177)	(15,346,310)
Swaps	—	(16,751,193)
Written options	—	562,190
Net realized gain	66,785,869	4,840,300
Net change in unrealized appreciation (depreciation) on:
Investments	218,450,349	29,658,554
Foreign currency related transactions	(957)	6,191,042
Futures	1,335,113	2,948,322
Swaps	—	4,188,871
Written options	—	(686,291)
Net change in unrealized appreciation (depreciation)	219,784,505	42,300,498
Net realized and unrealized gain	286,570,374	47,140,798
Increase in net assets resulting from operations	$313,412,388	$95,169,221
* Foreign taxes withheld	$240,314	$687

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Money Market Portfolio	ING Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,946	$2,912,354
Interest	2,072,672	—
Securities lending income, net	—	156,815
Total investment income	2,081,618	3,069,169
EXPENSES:
Investment management fees	1,371,885	2,313,980
Distribution and service fees:
Class ADV	—	15,930
Class S	282	141,356
Class S2	—	545
Transfer agent fees	816	637
Administrative service fees	301,809	169,688
Shareholder reporting expense	54,097	25,700
Professional fees	40,393	25,835
Custody and accounting expense	70,263	40,040
Trustee fees	22,446	14,236
Miscellaneous expense	23,014	15,544
Interest expense	—	1,214
Total expenses	1,885,005	2,764,705
Net waived and reimbursed fees	(18,083)	(109)
Net expenses	1,866,922	2,764,596
Net investment income	214,696	304,573
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	55,707	38,559,130
Net realized gain	55,707	38,559,130
Net change in unrealized appreciation (depreciation) on:
Investments	—	11,278,666
Net change in unrealized appreciation (depreciation)	—	11,278,666
Net realized and unrealized gain	55,707	49,837,796
Increase in net assets resulting from operations	$270,403	$50,142,369
* Foreign taxes withheld	$—	$1,608

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Balanced Portfolio		ING BlackRock Science and Technology Opportunities Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$7,253,314	$14,821,347	$(742,378)	$(1,389,324)
Net realized gain	8,036,958	23,761,184	13,892,088	47,315,931
Net change in unrealized appreciation (depreciation)	14,931,345	(46,020,484)	13,322,403	(89,371,300)
Increase (decrease) in net assets resulting from operations	30,221,617	(7,437,953)	26,472,113	(43,444,693)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(16,407,670)	(15,869,939)	(200,752)	—
Class S	(165,089)	(182,605)	—	—
Class S2	—	—	(1,921)	—
Net realized gains:
Class ADV	—	—	(818,436)	—
Class I	—	—	(6,630,736)	—
Class S	—	—	(13,507,644)	—
Class S2	—	—	(83,229)	—
Total distributions	(16,572,759)	(16,052,544)	(21,242,718)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,528,183	6,609,523	29,202,342	82,557,188
Reinvestment of distributions	16,572,759	16,052,544	21,242,718	—
	18,100,942	22,662,067	50,445,060	82,557,188
Cost of shares redeemed	(33,628,344)	(90,525,985)	(31,564,791)	(118,727,363)
Net increase (decrease) in net assets resulting from capital share transactions	(15,527,402)	(67,863,918)	18,880,269	(36,170,175)
Net increase (decrease) in net assets	(1,878,544)	(91,354,415)	24,109,664	(79,614,868)
NET ASSETS:
Beginning of year or period	530,839,608	622,194,023	321,947,274	401,562,142
End of year or period	$528,961,064	$530,839,608	$346,056,938	$321,947,274
Distributions in excess of net investment income/accumulated net investment loss at end of year or period	$7,365,665	$16,685,110	$(1,020,662)	$(75,611)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Growth and Income Portfolio		ING Intermediate Bond Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$26,842,014	$46,966,555	$48,028,423	$103,984,079
Net realized gain	66,785,869	21,471,346	4,840,300	126,279,384
Net change in unrealized appreciation (depreciation)	219,784,505	(157,910,038)	42,300,498	(54,653,578)
Increase (decrease) in net assets resulting from operations	313,412,388	(89,472,137)	95,169,221	175,609,885
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(762,943)	(10,844,280)	(103,649)	(712,832)
Class I	(1,178,646)	(24,719,662)	(5,206,649)	(53,618,661)
Class S	(474,838)	(9,460,294)	(5,067,104)	(52,930,354)
Class S2	(144)	(1,636)	(4,782)	(43,906)
Total distributions	(2,416,571)	(45,025,872)	(10,382,184)	(107,305,753)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	139,474,968	207,918,700	232,541,656	464,216,980
Proceeds from shares issued in merger (Note 15)	—	1,845,801,824	—	—
Reinvestment of distributions	2,415,735	45,005,585	10,380,385	107,285,977
	141,890,703	2,098,726,109	242,922,041	571,502,957
Cost of shares redeemed	(348,759,975)	(814,449,911)	(392,463,058)	(683,342,402)
Net increase (decrease) in net assets resulting from capital share transactions	(206,869,272)	1,284,276,198	(149,541,017)	(111,839,445)
Net increase (decrease) in net assets	104,126,545	1,149,778,189	(64,753,980)	(43,535,313)
NET ASSETS:
Beginning of year or period	3,890,144,109	2,740,365,920	2,470,794,288	2,514,329,601
End of year or period	$3,994,270,654	$3,890,144,109	$2,406,040,308	$2,470,794,288
Undistributed net investment income at end of year or period	$26,379,584	$1,954,141	$48,642,537	$10,996,298

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Money Market Portfolio		ING Small Company Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$214,696	$8,033	$304,573	$2,016,387
Net realized gain	55,707	40,348	38,559,130	69,793,435
Net change in unrealized appreciation (depreciation)	—	149,401	11,278,666	(89,171,385)
Increase (decrease) in net assets resulting from operations	270,403	197,782	50,142,369	(17,361,563)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(22,163)
Class I	(214,696)	(8,033)	(1,896,687)	(1,919,855)
Class S	—	—	(158,247)	(267,549)
Class S2	—	—	(159)	(696)
Net realized gains:
Class ADV	—	—	(231,384)	—
Class I	—	(46,849)	(16,798,543)	—
Class S	—	(11)	(4,016,404)	—
Class S2	—	—	(8,049)	—
Return of capital:
Class I	—	(165,438)	—	—
Class S	—	(40)	—	—
Total distributions	(214,696)	(220,371)	(23,109,473)	(2,210,263)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,159,773	396,127,327	31,067,762	126,373,173
Reinvestment of distributions	214,696	220,371	23,109,473	2,210,263
	34,374,469	396,347,698	54,177,235	128,583,436
Cost of shares redeemed	(152,778,168)	(290,114,374)	(95,574,653)	(140,231,718)
Net increase (decrease) in net assets resulting from capital share transactions	(118,403,699)	106,233,324	(41,397,418)	(11,648,282)
Net increase (decrease) in net assets	(118,347,992)	106,210,735	(14,364,522)	(31,220,108)
NET ASSETS:
Beginning of year or period	1,176,470,966	1,070,260,231	598,107,387	629,327,495
End of year or period	$1,058,122,974	$1,176,470,966	$583,742,865	$598,107,387
Undistributed (distributions in excess of) net investment income at end of year or period	$(131,931)	$(131,931)	$263,515	$2,014,035

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Balanced Portfolio
Class I
06-30-12	11.13	0.16	•	0.48	0.64	0.36	—	—
12-31-11	11.58	0.29	•	(0.43)	(0.14)	0.31	—	—
12-31-10	10.42	0.27	•	1.19	1.46	0.30	—	—
12-31-09	9.18	0.24	•	1.43	1.67	0.43	—	—
12-31-08	14.45	0.40		(4.07)	(3.67)	0.45	1.15	—
12-31-07	14.65	0.39	•	0.38	0.77	0.39	0.58	—
Class S
06-30-12	11.05	0.14	•	0.49	0.63	0.33	—	—
12-31-11	11.50	0.26	•	(0.43)	(0.17)	0.28	—	—
12-31-10	10.36	0.24		1.18	1.42	0.28	—	—
12-31-09	9.12	0.21	•	1.43	1.64	0.40	—	—
12-31-08	14.36	0.34		(4.02)	(3.68)	0.41	1.15	—
12-31-07	14.57	0.35	•	0.38	0.73	0.36	0.58	—
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-12	5.20	(0.02)		0.48	0.46	—	0.33	—
12-31-11	5.83	(0.03)		(0.60)	(0.63)	—	—	—
12-31-10	4.94	(0.03	)•	0.92	0.89	—	—	—
12-31-09	3.25	(0.02)		1.71	1.69	—	—	—
12-16-08(5) -12-31-08	3.29	(0.01)		(0.03)	(0.04)	—	—	—
Class I
06-30-12	5.32	(0.01)		0.50	0.49	0.01	0.33	—
12-31-11	5.94	(0.01)		(0.61)	(0.62)	—	—	—
12-31-10	5.01	(0.01)		0.94	0.93	—	—	—
12-31-09	3.28	(0.01)		1.74	1.73	—	—	—
12-31-08	5.45	0.00	*	(2.17)	(2.17)	—	—	—
12-31-07	4.58	(0.01)		0.88	0.87	—	—	—
Class S
06-30-12	5.24	(0.01)		0.48	0.47	—	0.33	—
12-31-11	5.86	(0.03)		(0.59)	(0.62)	—	—	—
12-31-10	4.96	(0.02)		0.92	0.90	—	—	—
12-31-09	3.25	(0.02)		1.73	1.71	—	—	—
12-31-08	5.42	(0.01)		(2.16)	(2.17)	—	—	—
12-31-07	4.56	(0.02)		0.88	0.86	—	—	—
Class S2
06-30-12	5.22	(0.01)		0.47	0.46	0.01	0.33	—
12-31-11	5.85	(0.02)		(0.61)	(0.63)	—	—	—
12-31-10	4.95	(0.03	)•	0.93	0.90	—	—	—
02-27-09(5) -12-31-09	3.01	(0.02	)•	1.96	1.94	—	—	—
ING Growth and Income Portfolio
Class ADV
06-30-12	21.39	0.12		1.61	1.73	0.01	—	—
12-31-11	21.74	0.22		(0.38)	(0.16)	0.19	—	—
12-31-10	19.31	0.15	•	2.47	2.62	0.19	—	—
12-31-09	15.04	0.18	•	4.29	4.47	0.20	—	—
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22	—	—
12-31-07	23.38	0.72	•	0.84	1.56	0.33	—	—
Class I
06-30-12	21.59	0.18	•	1.62	1.80	0.01	—	—
12-31-11	21.94	0.31	•	(0.37)	(0.06)	0.29	—	—
12-31-10	19.42	0.22		2.53	2.75	0.23	—	—
12-31-09	15.11	0.27	•	4.30	4.57	0.26	—	—
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32	—	—
12-31-07	23.38	0.33	•	1.40	1.73	0.35	—	—

						Ratios to average net assets						Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)		(%)	(%)		(%)		(%)	($000's)	(%)
ING Balanced Portfolio
Class I
06-30-12	0.36	—	11.41	5.67		0.63	0.63		0.63		2.68	523,074	125
12-31-11	0.31	—	11.13	(1.40)		0.65	0.65		0.65		2.51	524,887	259
12-31-10	0.30	—	11.58	14.22		0.62	0.62	†	0.62	†	2.47 †	614,261	328
12-31-09	0.43	—	10.42	19.23		0.63	0.63	†	0.63	†	2.55 †	631,106	337
12-31-08	1.60	—	9.18	(28.10)		0.62	0.62	†	0.62	†	2.97 †	602,815	294
12-31-07	0.97	—	14.45	5.57		0.60	0.60	†	0.60	†	2.68 †	1,046,498	257
Class S
06-30-12	0.33	—	11.35	5.58		0.88	0.88		0.88		2.43	5,887	125
12-31-11	0.28	—	11.05	(1.66)		0.90	0.90		0.90		2.25	5,953	259
12-31-10	0.28	—	11.50	13.87		0.87	0.87	†	0.87	†	2.22 †	7,933	328
12-31-09	0.40	—	10.36	18.94		0.88	0.88	†	0.88	†	2.30 †	7,374	337
12-31-08	1.56	—	9.12	(28.28)		0.87	0.87	†	0.87	†	2.73 †	6,684	294
12-31-07	0.94	—	14.36	5.31		0.85	0.85	†	0.85	†	2.43 †	10,281	257
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-12	0.33	—	5.33	8.52		1.55	1.55		1.55		(0.74)	13,933	173
12-31-11	—	—	5.20	(10.81)		1.56	1.55		1.55		(0.66)	9,905	148
12-31-10	—	—	5.83	18.02		1.55	1.55		1.55		(0.66)	5,609	52
12-31-09	—	—	4.94	52.00		1.57	1.55		1.55		(0.92)	54	74
12-16-08(5) -12-31-08	—	—	3.25	(1.22)		1.58	1.56		1.56		(2.08)	3	137
Class I
06-30-12	0.34	—	5.47	8.88		1.05	1.05		1.05		(0.24)	110,490	173
12-31-11	—	—	5.32	(10.44)		1.06	1.05		1.05		(0.18)	105,891	148
12-31-10	—	—	5.94	18.56		1.05	1.05		1.05		(0.20)	121,443	52
12-31-09	—	—	5.01	52.74		1.07	1.05		1.05		(0.13)	100,726	74
12-31-08	—	—	3.28	(39.82)		1.08	1.06		1.06		0.09	55,899	137
12-31-07	—	—	5.45	19.00		1.08	1.08		1.08		(0.24)	97,943	84
Class S
06-30-12	0.33	—	5.38	8.64		1.30	1.30		1.30		(0.49)	219,982	173
12-31-11	—	—	5.24	(10.58)		1.31	1.30		1.30		(0.43)	205,905	148
12-31-10	—	—	5.86	18.15		1.30	1.30		1.30		(0.45)	274,471	52
12-31-09	—	—	4.96	52.62		1.32	1.30		1.30		(0.41)	230,138	74
12-31-08	—	—	3.25	(40.04)		1.33	1.31		1.31		(0.02)	89,548	137
12-31-07	—	—	5.42	18.86		1.33	1.33		1.33		(0.50)	1,140	84
Class S2
06-30-12	0.34	—	5.34	8.42		1.55	1.45		1.45		(0.61)	1,652	173
12-31-11	—	—	5.22	(10.77)		1.56	1.45		1.45		(0.56)	246	148
12-31-10	—	—	5.85	18.18		1.55	1.45		1.45		(0.51)	40	52
02-27-09(5) -12-31-09	—	—	4.95	64.45		1.57	1.45		1.45		(0.56)	5	74
ING Growth and Income Portfolio
Class ADV
06-30-12	0.01	—	23.11	8.10		1.09	1.04		1.04		1.06	1,265,310	26
12-31-11	0.19	—	21.39	(0.72)		1.08	1.03		1.03		1.03	1,221,084	75
12-31-10	0.19	—	21.74	13.55		1.10	1.10	†	1.10	†	0.77 †	6,037	117
12-31-09	0.20	—	19.31	29.69		1.11	1.11	†	1.11	†	1.10 †	1,302	104
12-31-08	0.22	—	15.04	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14 †	791	169
12-31-07	0.33	—	24.61	6.66		1.09	1.09	†	1.09	†	2.95 †	1,211	146
Class I
06-30-12	0.01	—	23.38	8.35		0.59	0.59		0.59		1.51	1,940,988	26
12-31-11	0.29	—	21.59	(0.27)		0.58	0.58		0.58		1.39	1,873,712	75
12-31-10	0.23	—	21.94	14.14		0.60	0.60	†	0.60	†	1.12 †	2,253,794	117
12-31-09	0.26	—	19.42	30.24		0.61	0.61	†	0.61	†	1.60 †	2,090,019	104
12-31-08	0.32	—	15.11	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64 †	1,622,085	169
12-31-07	0.35	—	24.76	7.40		0.59	0.59	†	0.59	†	1.32 †	2,796,115	146
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital
Year or period ended	($)	($)		($)		($)		($)		($)		($)
ING Growth and Income Portfolio (continued)
Class S
06-30-12	21.40	0.14	•	1.62		1.76		0.01		—		—
12-31-11	21.77	0.24	•	(0.35)		(0.11)		0.26		—		—
12-31-10	19.28	0.18		2.48		2.66		0.17		—		—
12-31-09	15.00	0.19		4.32		4.51		0.23		—		—
12-31-08	24.63	0.25	•	(9.58)		(9.33)		0.30		—		—
12-31-07	23.30	0.37	•	1.29		1.66		0.33		—		—
Class S2
06-30-12	21.23	0.12		1.60		1.72		0.01		—		—
12-31-11	21.52	0.41	•	(0.54)		(0.13)		0.16		—		—
12-31-10	19.26	0.14		2.28		2.42		0.16		—		—
02-27-09(5) -12-31-09	12.69	(0.06	)•	6.72		6.66		0.09		—		—
ING Intermediate Bond Portfolio
Class ADV
06-30-12	12.34	0.22	•	0.24		0.46		0.05		—		—
12-31-11	12.04	0.47	•	0.38		0.85		0.55		—		—
12-31-10	11.62	0.57	•	0.48		1.05		0.63		—		—
12-31-09	11.12	0.47		0.76		1.23		0.73		—		—
12-31-08	13.23	0.58		(1.77)		(1.19)		0.62		0.30		—
12-31-07	12.96	0.63		0.09		0.72		0.45		—		—
Class I
06-30-12	12.40	0.25	•	0.24		0.49		0.05		—		—
12-31-11	12.07	0.54	•	0.37		0.91		0.58		—		—
12-31-10	11.57	0.61	•	0.53		1.14		0.64		—		—
12-31-09	11.08	0.53	•	0.75		1.28		0.79		—		—
12-31-08	13.22	0.64	•	(1.73)		(1.09)		0.75		0.30		—
12-31-07	12.96	0.69	•	0.08		0.77		0.51		—		—
Class S
06-30-12	12.34	0.24		0.23		0.47		0.05		—		—
12-31-11	12.01	0.51	•	0.37		0.88		0.55		—		—
12-31-10	11.52	0.57	•	0.52		1.09		0.60		—		—
12-31-09	11.00	0.50	•	0.75		1.25		0.73		—		—
12-31-08	13.14	0.60	•	(1.72)		(1.12)		0.72		0.30		—
12-31-07	12.89	0.65	•	0.08		0.73		0.48		—		—
Class S2
06-30-12	12.37	0.23	•	0.23		0.46		0.05		—		—
12-31-11	12.08	0.52	•	0.34		0.86		0.57		—		—
12-31-10	11.59	0.55	•	0.53		1.08		0.59		—		—
02-27-09(5) -12-31-09	10.79	0.42	•	1.15		1.57		0.77		—		—
ING Money Market Portfolio(b)
Class I
06-30-12	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—
12-31-11	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*
12-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		0.00	*
12-31-09	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—
12-31-08	1.05	0.02		0.00	*	0.02		0.07		—		—
12-31-07	1.04	0.05		(0.00	)*	0.05		0.04		—		—
Class S
06-30-12	1.00	(0.00	)*	0.00	*	0.00	*	—		—		—
12-31-11	1.00	—		0.00	*	0.00		—		0.00	*	0.00	*
03-15-10(5) -12-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—

							Ratios to average net assets							Supplemental data
	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)		($)	($)	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Growth and Income Portfolio (continued)
Class S
06-30-12	0.01		—	23.15	8.24		0.84	0.84		0.84		1.26		787,728	26
12-31-11	0.26		—	21.40	(0.51)		0.83	0.83		0.83		1.13		795,131	75
12-31-10	0.17		—	21.77	13.81		0.85	0.85	†	0.85	†	0.87	†	480,529	117
12-31-09	0.23		—	19.28	30.03		0.86	0.86	†	0.86	†	1.34	†	481,897	104
12-31-08	0.30		—	15.00	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
12-31-07	0.33		—	24.63	7.13		0.84	0.84	†	0.84	†	1.50	†	25,169	146
Class S2
06-30-12	0.01		—	22.94	8.12		1.09	0.99		0.99		1.10		244	26
12-31-11	0.16		—	21.23	(0.59)		1.08	0.98		0.98		1.99		217	75
12-31-10	0.16		—	21.52	12.55		1.10	1.00	†	1.00	†	0.72	†	5	117
02-27-09(5) -12-31-09	0.09		—	19.26	52.46		1.11	1.01	†	1.01	†	(0.39	)†	5	104
ING Intermediate Bond Portfolio
Class ADV
06-30-12	0.05		—	12.75	3.75		0.98	0.98		0.98		3.56		26,685	239
12-31-11	0.55		—	12.34	7.04		1.00	1.00		1.00		3.76		16,953	456
12-31-10	0.63		—	12.04	9.01		1.00	1.00	†	1.00	†	4.56	†	4,315	438
12-31-09	0.73		—	11.62	11.08		1.01	1.01	†	1.01	†	4.08	†	1	692
12-31-08	0.92		—	11.12	(9.16)		1.01	1.00	†	1.00	†	4.58	†	1	666
12-31-07	0.45		—	13.23	5.60	(a)	0.99	0.99	†	0.99	†	4.77	†	1	438
Class I
06-30-12	0.05		—	12.84	3.97		0.48	0.48		0.48		3.99		1,143,675	239
12-31-11	0.58		—	12.40	7.54		0.50	0.50		0.50		4.31		1,205,691	456
12-31-10	0.64		—	12.07	9.84		0.50	0.50	†	0.50	†	4.93	†	1,217,280	438
12-31-09	0.79		—	11.57	11.57		0.51	0.51	†	0.51	†	4.62	†	1,236,593	692
12-31-08	1.05		—	11.08	(8.41)		0.51	0.50	†	0.50	†	5.05	†	1,803,886	666
12-31-07	0.51		—	13.22	5.95	(a)	0.49	0.49	†	0.49	†	5.19	†	2,267,008	438
Class S
06-30-12	0.05		—	12.76	3.83		0.73	0.73		0.73		3.76		1,234,500	239
12-31-11	0.55		—	12.34	7.30		0.75	0.75		0.75		4.09		1,247,149	456
12-31-10	0.60		—	12.01	9.51		0.75	0.75	†	0.75	†	4.67	†	1,292,731	438
12-31-09	0.73		—	11.52	11.38		0.76	0.76	†	0.76	†	4.41	†	1,279,655	692
12-31-08	1.02		—	11.00	(8.73)		0.76	0.75	†	0.75	†	4.82	†	1,153,518	666
12-31-07	0.48		—	13.14	5.70	(a)	0.74	0.74	†	0.74	†	4.92	†	1,079,662	438
Class S2
06-30-12	0.05		—	12.78	3.74		0.98	0.88		0.88		3.64		1,180	239
12-31-11	0.57		—	12.37	7.14		1.00	0.90		0.90		4.20		1,001	456
12-31-10	0.59		—	12.08	9.29		1.00	0.90	†	0.90	†	4.50	†	3	438
02-27-09(5) -12-31-09	0.77		—	11.59	14.59		1.01	0.91	†	0.91	†	4.31	†	3	692
ING Money Market Portfolio(b)
Class I
06-30-12	0.00	*	—	1.00	0.02		0.34	0.34		0.34		0.04	*	1,058,006	—
12-31-11	0.00	*	—	1.00	0.02		0.34	0.26		0.26		0.00	**	1,176,157	—
12-31-10	0.00	*	—	1.00	0.24		0.34	0.31	†	0.31	†	0.02	†	1,069,947	—
12-31-09	0.00	*	—	1.00	0.33		0.37	0.37		0.37		0.25		1,328,429	—
12-31-08	0.07		—	1.00	2.67		0.35	0.35		0.35		2.66		1,798,833	—
12-31-07	0.04		—	1.05	5.13		0.33	0.33		0.33		5.03		1,711,139	—
Class S
06-30-12	—		—	1.00	0.00		0.59	0.36		0.36		0.01	*	117	—
12-31-11	0.00	*	—	1.00	0.02		0.59	0.26		0.26		0.00	*	314	—
03-15-10(5) -12-31-10	0.00	*	—	1.00	0.00		0.59	0.36	†	0.36	†	0.00	*†	313	—

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Small Company Portfolio
Class ADV
06-30-12	17.39	(0.03)		1.45	1.42	—	0.68	—
12-31-11	17.98	(0.02	)•	(0.51)	(0.53)	0.06	—	—
12-31-10	14.60	0.04	•	3.42	3.46	0.08	—	—
12-31-09	11.58	0.08	•	3.02	3.10	0.08	—	—
12-16-08(5) -12-31-08	11.13	0.00	*•	0.45	0.45	—	—	—
Class I
06-30-12	17.82	0.02		1.49	1.51	0.08	0.68	—
12-31-11	18.34	0.07		(0.52)	(0.45)	0.07	—	—
12-31-10	14.82	0.09		3.52	3.61	0.09	—	—
12-31-09	11.70	0.09		3.11	3.20	0.08	—	—
12-31-08	19.56	0.11	•	(5.52)	(5.41)	0.18	2.27	—
12-31-07	21.70	0.24	•	0.99	1.23	0.04	3.33	—
Class S
06-30-12	17.57	(0.01)		1.47	1.46	0.03	0.68	—
12-31-11	18.09	0.02		(0.50)	(0.48)	0.04	—	—
12-31-10	14.64	0.04		3.47	3.51	0.06	—	—
12-31-09	11.57	0.05	•	3.09	3.14	0.07	—	—
12-31-08	19.39	0.09	•	(5.50)	(5.41)	0.14	2.27	—
12-31-07	21.54	0.18	•	1.00	1.18	—	3.33	—
Class S2
06-30-12	17.47	(0.03)		1.46	1.43	0.01	0.68	—
12-31-11	18.04	0.01	•	(0.52)	(0.51)	0.06	—	—
12-31-10	14.61	0.06	•	3.42	3.48	0.05	—	—
02-27-09(5) -12-31-09	9.27	0.03	•	5.39	5.42	0.08	—	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Small Company Portfolio
Class ADV
06-30-12	0.68	—	18.13	8.05	1.35	1.35		1.35		(0.34)		6,234	26
12-31-11	0.06	—	17.39	(2.99)	1.35	1.35		1.35		(0.10)		5,938	61
12-31-10	0.08	—	17.98	23.75	1.34	1.34	†	1.34	†	0.25	†	3,253	86
12-31-09	0.08	—	14.60	26.96	1.36	1.36	†	1.36	†	0.67	†	36	128
12-16-08(5) -12-31-08	—	—	11.58	4.04	1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
06-30-12	0.76	—	18.57	8.33	0.85	0.85		0.85		0.15		469,402	26
12-31-11	0.07	—	17.82	(2.49)	0.85	0.85		0.85		0.38		483,473	61
12-31-10	0.09	—	18.34	24.38	0.84	0.84	†	0.84	†	0.51	†	503,739	86
12-31-09	0.08	—	14.82	27.56	0.86	0.86	†	0.86	†	0.67	†	437,930	128
12-31-08	2.45	—	11.70	(31.05)	0.85	0.85	†	0.85	†	0.71	†	420,626	145
12-31-07	3.37	—	19.56	5.90	0.84	0.84	†	0.84	†	1.16	†	603,492	106
Class S
06-30-12	0.71	—	18.32	8.18	1.10	1.10		1.10		(0.10)		107,878	26
12-31-11	0.04	—	17.57	(2.68)	1.10	1.10		1.10		0.12		108,502	61
12-31-10	0.06	—	18.09	24.00	1.09	1.09	†	1.09	†	0.29	†	122,286	86
12-31-09	0.07	—	14.64	27.33	1.11	1.11	†	1.11	†	0.43	†	78,790	128
12-31-08	2.41	—	11.57	(31.28)	1.10	1.10	†	1.10	†	0.71	†	44,764	145
12-31-07	3.33	—	19.39	5.68	1.09	1.09	†	1.09	†	0.90	†	2,890	106
Class S2
06-30-12	0.69	—	18.21	8.09	1.35	1.25		1.25		(0.24)		228	26
12-31-11	0.06	—	17.47	(2.85)	1.35	1.25		1.25		0.04		195	61
12-31-10	0.05	—	18.04	23.85	1.34	1.24	†	1.24	†	0.40	†	50	86
02-27-09(5) -12-31-09	0.08	—	14.61	58.73	1.36	1.26	†	1.26	†	0.27	†	5	128

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Commencement of operations.

(a)  There was no impact on total return by the affiliate payment.

(b)  NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Variable Product Funds are comprised of ING Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act").

ING Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, ING Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has twenty separate active diversified and non-diversified series. The two diversified series that are in this report are: ING Small Company Portfolio ("Small Company"), and ING BlackRock Science and Technology Opportunities Portfolio ("Science and Technology Opportunities"). ING Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Intermediate Bond Portfolio ("Intermediate Bond"). ING Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Money Market Portfolio ("Money Market"). Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios".

Each Portfolio offers at least two of the following classes of shares: Adviser ("ADV") Class, Class I, Class S and Service 2 Class (Class "S2") shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Small Company is closed to new shareholders, except for shares purchased by: (1) certain insurance company separate accounts that are currently offering the Portfolio as an investment option under Variable Contracts; (2) certain Qualified Plans outside the separate account context; (3) custodial accounts; (4) certain investment advisers and their affiliates in connection with the creation or management of the Portfolio; and (5) registered investment companies. Investments by currently invested separate accounts, Qualified Plans, custodial accounts, certain investment advisers and their affiliates, and investment companies may be made on behalf of existing and future participants. The closure does not affect share purchases through the reinvestment of dividends and distributions.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. LLC ("ING IM") serves as the sub-adviser to each of the Portfolios except Science and Technology Opportunities. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

ING Investments, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Portfolios' advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value ("NAV"). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Money Market uses the amortized cost method to value its portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the fair value of the security.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the adviser's or sub-adviser's, judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the fund's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Risk Exposures and the Use of Derivative Instruments. Certain Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2012, the maximum amount of loss that Balanced, Intermediate Bond, and Science and Technology Opportunities would incur if the counterparties to its derivative transactions failed to perform would be $2,717,241, $12,213,566 and $185,460, respectively, which represents the gross payments to be received by the Portfolios on open swaps, forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2012. As of June 30, 2012, certain counterparties have posted $2,350,000 and $5,951,000, respectively, in cash collateral to Balanced and Intermediate Bond to reduce the potential risk of loss.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2012, Balanced, Intermediate Bond, and Science and Technology Opportunities had a net liability position of $4,469,821, $12,090,008 and $54,139, respectively, on open swaps, forward foreign currency contract and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2012, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2012, Balanced and Intermediate Bond have posted $60,000 and $2,428,000, respectively, for open OTC derivative transactions with their respective counterparties.

E.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the six months ended June 30, 2012, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Balanced	$106,025,942	$97,494,088
Intermediate Bond	73,389,033	211,992,770
Science and Technology Opportunities	9,412,027	18,646,123

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2012, Balanced and Intermediate Bond have purchased and sold futures contracts on various equity indices (Balanced only), bonds, and notes. Balanced purchased equity futures to "equitize" cash. Both Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Growth and Income entered into equity futures to "equitize" cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio's securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2012, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$98,651,132	$60,419,559
Intermediate Bond	1,190,690,595	1,083,699,813
Growth and Income	18,085,333	—

F.  Options Contracts. Certain Portfolios may write call and put options on futures, swaps ("swaptions"), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios' exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the six months ended June 30, 2012, Balanced and Intermediate Bond have purchased and written credit default swaptions to gain exposure to credit risk and to generate income. Please refer to the Summary Portfolio of Investments for open purchased credit default swaptions at June 30, 2012. There were no open written credit default swaptions at June 30, 2012.

During the six months ended June 30, 2012, Balanced and Intermediate Bond have purchased and written

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options and the table following the Summary Portfolio of Investments for open written foreign currency options at June 30, 2012 for Balanced and Intermediate Bond.

During the six months ended June 30, 2012, Balanced had purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments for open purchased interest rate swaptions and the table following the Summary Portfolio of Investments for open written interest rate swaptions at June 30, 2012.

During the six months ended June 30, 2012, Balanced had written options on U.S. Treasuries to generate income. There were no open written options on U.S. Treasuries at June 30, 2012.

Please refer to Note 10 for the volume of both purchased and written option activity during the six months ended June 30, 2012.

G.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Small Company and Science and Technology Opportunities declare and pay dividends annually. Growth and Income and Intermediate Bond declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

H.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

K.  Securities Lending. Each Portfolio (except Money Market) may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market and other risks associated with investing in a Portfolio.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

M.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statement of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012, for which a Portfolio is seller of protection are disclosed in each Portfolio's Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2012, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2012, both Balanced and Intermediate Bond have purchased credit protection on credit default swap indices ("CDX"). A CDX is a basket of credit instruments or exposures designed to be representative of some part

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the credit market as a whole. The Portfolios use CDX swaps to hedge the credit risk associated with various sectors within the credit markets.

For the six months ended June 30, 2012, both Balanced and Intermediate Bond have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2012, Balanced and Intermediate Bond had average notional amounts of $3,851,620 and $32,915,935 on credit default swaps to buy protection and average notional amounts of $2,166,287 and $15,479,000 on credit default swaps to sell protection, respectively. Please refer to the tables following each respective Summary Portfolio of Investments for open credit default swaps at June 30, 2012.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2012, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $70,906,260 and $171,200,000, respectively.

For the six months ended June 30, 2012, Balanced and Intermediate Bond have entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $106,549,693 and $250,823,757, respectively.

Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following the Summary Portfolio of Investments for open interest rate swaps at June 30, 2012.

P.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2012, the cost of purchases and proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$442,574,910	$458,683,808
Science and Technology Opportunities	590,679,402	594,496,873
Growth and Income	1,035,553,670	1,355,829,219
Intermediate Bond	1,540,908,988	1,578,182,104
Small Company	155,837,038	220,806,655

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$207,256,851	$226,516,495
Intermediate Bond	4,668,122,436	4,652,830,054

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Science and Technology Opportunities(1)	0.95% on first $500 million;
0.85% on next $500 million; and
0.75% thereafter
Growth and Income	0.500% on first $10 billion;
0.450% on next $5 billion; and
0.425% over $15 billion
Intermediate Bond	0.400%
Money Market	0.250%
Small Company	0.750%

(1)  Effective April 30, 2012, the advisory fee was modified to add breakpoints.

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for Science and Technology Opportunities. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolios' investment objectives, policies, and limitations.

BlackRock Advisors, LLC ("BlackRock"), serves as Sub-Adviser to Science and Technology Opportunities pursuant to a Sub-Advisory Agreement, effective February 2, 2007, between the Investment Adviser and BlackRock.

Pursuant to administration agreements, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. For the six months ended June 30, 2012, the Distributor for Growth and Income, Science and Technology Opportunities, Intermediate Bond, and Small Company waived $123, $571, $545 and $109, respectively. Additionally, the Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of the average daily net assets attributable to the distribution fee paid by ADV Class of Growth and Income, so that the actual fee paid by the Portfolio is an annual rate of 0.20%. There is no guarantee that these waivers will continue.

Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "12b-1 Plans"), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio's shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares. During the six months ended June 30, 2012, the Distributor for Money Market waived $113. There is no guarantee that this waiver will continue.

IID and ING Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in maintaining a yield of not less than zero. There is no guarantee that Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by ING Investments, as applicable, within three years subject to certain restrictions. For the six months ended June 30, 2012, IID waived $142 of Class S specific distribution fees and ING Investments waived $17,828 of management fees for Money Market to maintain a yield of not less than zero. This expense waiver or reimbursement may be discontinued at any time. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Balanced	$212,906	$23,419	$1,186	$237,511
Science and Technology Opportunities	264,703	15,324	50,427	330,454
Growth and Income	1,602,704	176,289	614,568	2,393,561
Intermediate Bond	814,013	111,924	264,088	1,190,025
Money Market	218,357	48,038	17	266,412
Small Company	347,536	25,485	24,042	397,063

The Registrants have adopted a Deferred Compensation Plan (the "Plan"), which allows eligible independent directors as described in the Plan to defer the receipt of all or a portion of the directors' fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

At June 30, 2012, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary/ING Portfolio	Portfolios	Percentage
ING Life Insurance and Annuity Company	Balanced	90.74%
	Science and Technology Opportunities	32.25%
	Growth and Income	39.81%
	Intermediate Bond	39.04%
	Money Market	81.32%
	Small Company	50.65%
ING National Trust	Small Company	5.81%
ING Solution 2025 Portfolio	Small Company	8.57%
ING Solution 2035 Portfolio	Small Company	7.35%
ING Solution 2045 Portfolio	Small Company	5.94%
ING USA Annuity and Life Insurance Company	Science and Technology Opportunities	61.52%
	Growth and Income	48.99%
	Intermediate Bond	50.11%
	Small Company	15.50%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2012, the Portfolios did not have any payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements ("Expense Limitation Agreements") with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Science and Technology Opportunities	1.55%	1.05%	1.30%	1.45%
Small Company	1.45%	0.95%	1.20%	1.35%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2012, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
Science and Technology Opportunities	$7,973	$17,271	$119	$25,363

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

$100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2012:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	1	$3,570,000	1.30%
Science and Technology Opportunities	4	928,750	1.24%
Growth and Income	7	6,366,429	1.29%
Intermediate Bond	8	2,244,375	1.28%
Small Company	2	16,962,500	1.31%

NOTE 10 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	18,200,000	$279,080
Options Purchased	93,800,000	1,083,580
Options Terminated in Closing Sell Transactions	(72,800,000)	(937,138)
Options Expired	(14,800,000)	(101,037)
Balance at 06/30/12	24,400,000	$324,485

Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2012 were as follows:

	AUD Notional	Cost
Balance at 12/31/11	—	$—
Options Purchased	11,700,000	140,700
Options Terminated in Closing Sell Transactions	(11,700,000)	(140,700)
Options Expired
Balance at 06/30/12	—	$—

Transactions in purchased credit default swaptions for Balanced during the period ended June 30, 2012 were as follows:

	USD Contracts	Cost
Balance at 12/31/11	—	$—
Options Purchased	16,290,000	409,091
Options Terminated in Closing Sell Transactions	(10,860,000)	(203,837)
Options Expired	—	—
Balance at 06/30/12	5,430,000	$205,254

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	—	$—
Options Purchased	4,900,000	49,000
Options Terminated in Closing Sell Transactions	(1,900,000)	(19,000)
Options Expired	—	—
Balance at 06/30/12	3,000,000	$30,000

Transactions in written foreign currency options for Balanced during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	18,200,000	$236,248
Options Written	109,100,000	885,128
Options Terminated in Closing Purchase Transactions	(64,800,000)	(705,925)
Options Expired	(41,100,000)	(301,208)
Balance at 06/30/12	21,400,000	$114,243

Transactions in written foreign currency options for Balanced during the period ended June 30, 2012 were as follows:

	AUD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	11,700,000	147,244
Options Terminated in Closing Purchase Transactions	(11,700,000)	(147,244)
Options Expired	—	—
Balance at 06/30/12	—	$—

Transactions in written interest rate swaptions for Balanced during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	9,800,000	49,000
Options Terminated in Closing Purchase Transactions	(3,700,000)	(18,500)
Options Expired	—	—
Balance at 06/30/12	6,100,000	$30,500

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written credit default swaptions for Balanced during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	10,860,000	161,271
Options Terminated in Closing Purchase Transactions	(10,860,000)	(161,271)
Options Expired	—	—
Balance at 06/30/12	—	$—

Transactions in written options on U.S. Treasuries for Balanced during the period ended June 30, 2012 were as follows:

	Contracts	Premium
Balance at 12/31/11	781,000	$244
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(781,000)	(244)
Balance at 06/30/12	—	$—

Transactions in purchased foreign currency options for Intermediate Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	60,800,000	$984,914
Options Purchased	679,000,000	7,388,834
Options Terminated in Closing Sell Transactions	(558,400,000)	(7,132,661)
Options Expired	(61,000,000)	(488,000)
Balance at 06/30/12	120,400,000	$753,087

Transactions in purchased credit default swaptions for Intermediate Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	—	$—
Options Purchased	225,565,000	5,737,445
Options Terminated in Closing Sell Transactions	(125,310,000)	(2,352,006)
Options Expired	—	—
Balance at 06/30/12	100,255,000	$3,385,439

Transactions in written foreign currency options for Intermediate Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	60,800,000	$767,322
Options Written	740,000,000	6,651,173
Options Terminated in Closing Purchase Transactions	(619,400,000)	(6,841,488)
Options Expired	(61,000,000)	(470,190)
Balance at 06/30/12	120,400,000	$106,817

Transactions in written credit default swaptions for Intermediate Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	162,910,000	2,312,054
Options Terminated in Closing Purchase Transactions	(162,910,000)	(2,312,054)
Options Expired	—	—
Balance at 06/30/12	—	$—

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class ADV
06-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—
Class I
06-30-12	116,600	—	1,396,397	(2,842,233)	(1,329,236)	1,361,274	—	16,407,669	(33,051,218)	(15,282,275)
12-31-11	546,025	—	1,319,197	(7,728,438)	(5,863,216)	6,324,059	—	15,869,939	(88,331,539)	(66,137,541)
Class S
06-30-12	15,056	—	14,110	(49,134)	(19,968)	166,909	—	165,090	(577,126)	(245,127)
12-31-11	25,221	—	15,255	(191,435)	(150,959)	285,464	—	182,605	(2,194,446)	(1,726,377)
Class S2
06-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Science and Technology Opportunities
Class ADV
06-30-12	738,305	—	144,091	(172,128)	710,268	4,296,245	—	818,436	(960,073)	4,154,608
12-31-11	1,316,041	—	—	(372,475)	943,566	7,779,707	—	—	(2,090,659)	5,689,048
Class I
06-30-12	815,044	—	1,171,782	(1,668,055)	318,771	4,841,226	—	6,831,487	(9,222,097)	2,450,616
12-31-11	2,858,998	—	—	(3,409,399)	(550,401)	17,535,837	—	—	(19,895,330)	(2,359,493)
Class S
06-30-12	3,105,648	—	2,353,248	(3,856,386)	1,602,510	18,628,703	—	13,507,644	(21,351,247)	10,785,100
12-31-11	9,496,260	—	—	(17,018,576)	(7,522,316)	56,948,513	—	—	(96,692,040)	(39,743,527)
Class S2
06-30-12	252,997	—	14,939	(5,720)	262,216	1,436,168	—	85,151	(31,374)	1,489,945
12-31-11	49,472	—	—	(9,182)	40,290	293,131	—	—	(49,334)	243,797
Growth and Income
Class ADV
06-30-12	1,164,227	—	31,618	(3,538,857)	(2,343,012)	27,357,995	—	762,943	(81,280,577)	(53,159,639)
12-31-11	794,351	64,132,504	511,015	(8,623,691)	56,814,179	36,311,513	1,425,596,434	10,844,280	(187,470,745)	1,285,281,482
Class I
06-30-12	4,586,412	—	48,291	(8,408,191)	(3,773,488)	109,650,174	—	1,177,810	(192,537,928)	(81,709,944)
12-31-11	5,767,812	773,256	1,153,056	(23,631,000)	(15,936,876)	139,395,287	16,686,674	24,699,375	(504,372,088)	(323,590,752)
Class S
06-30-12	105,334	—	19,654	(3,249,316)	(3,124,328)	2,442,083	—	474,838	(74,929,400)	(72,012,479)
12-31-11	1,385,742	18,034,409	445,601	(4,780,013)	15,085,739	32,001,238	385,283,101	9,460,294	(104,160,870)	322,583,763
Class S2
06-30-12	927	—	6	(532)	401	24,716	—	144	(12,070)	12,790
12-31-11	10,425	865,079	78	(865,574)	10,008	210,662	18,235,615	1,636	(18,446,208)	1,705
Intermediate Bond
Class ADV
06-30-12	823,509	—	8,181	(111,705)	719,985	10,359,447	—	103,648	(1,411,451)	9,051,644
12-31-11	1,080,967	—	57,906	(123,631)	1,015,242	13,597,225	—	712,832	(1,538,641)	12,771,416
Class I
06-30-12	11,510,451	—	408,224	(20,067,216)	(8,148,541)	146,211,834	—	5,204,852	(255,549,140)	(104,132,454)
12-31-11	20,950,653	—	4,332,906	(28,925,724)	(3,642,165)	264,969,259	—	53,598,886	(363,384,777)	(44,816,632)
Class S
06-30-12	6,032,775	—	399,614	(10,750,554)	(4,318,165)	75,707,175	—	5,067,103	(135,379,349)	(54,605,071)
12-31-11	14,788,208	—	4,299,718	(25,648,135)	(6,560,209)	184,594,230	—	52,930,354	(318,344,281)	(80,819,697)
Class S2
06-30-12	20,803	—	376	(9,737)	11,442	263,200	—	4,782	(123,118)	144,864
12-31-11	82,924	—	3,558	(5,865)	80,617	1,056,266	—	43,905	(74,703)	1,025,468
Money Market
Class I
06-30-12	34,159,512	—	214,696	(152,581,241)	(118,207,033)	34,159,513	—	214,696	(152,581,241)	(118,207,032)
12-31-11	396,085,340	—	220,318	(290,073,206)	106,232,452	396,085,339	—	220,320	(290,073,206)	106,232,453
Class S
06-30-12	260	—	—	(196,927)	(196,667)	260	—	—	(196,927)	(196,667)
12-31-11	41,988	—	51	(41,169)	870	41,988	—	51	(41,168)	871
Small Company
Class ADV
06-30-12	21,139	—	12,380	(31,074)	2,445	389,748	—	231,384	(575,828)	45,304
12-31-11	249,707	—	1,147	(90,421)	160,433	4,612,067	—	22,163	(1,559,872)	3,074,358
Class I
06-30-12	1,212,246	—	977,784	(4,038,395)	(1,848,365)	23,408,461	—	18,695,231	(78,239,313)	(36,135,621)
12-31-11	4,798,039	—	97,306	(5,236,999)	(341,654)	89,842,612	—	1,919,855	(97,186,660)	(5,424,193)
Class S
06-30-12	383,913	—	221,232	(892,280)	(287,135)	7,249,568	—	4,174,651	(16,757,328)	(5,333,109)
12-31-11	1,734,236	—	13,734	(2,330,317)	(582,347)	31,665,738	—	267,549	(41,393,219)	(9,459,932)
Class S2
06-30-12	1,050	—	437	(115)	1,372	19,985	—	8,207	(2,184)	26,008
12-31-11	13,603	—	36	(5,248)	8,391	252,756	—	696	(91,967)	161,485

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2012, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
Balanced	$5,172,683	$5,334,043
Growth and Income	26,306,650	27,014,959
Small Company	18,119,305	18,757,922

NOTE 13 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Balanced, Intermediate Bond and Science and Technology Opportunities). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Return of Capital
Balanced	$16,572,759	$—	$16,052,544	$—
Science and Technology Opportunities	202,673	21,040,045	—	—
Growth and Income	2,416,571	—	45,025,872	—
Intermediate Bond	10,382,184	—	107,305,753	—
Money Market	214,696	—	54,893	165,478
Small Company	2,055,093	21,054,380	2,210,263	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Capital Gain	(Depreciation)	Amount	Character	Expiration
Balanced	$16,571,577	$—	$(11,954,614)	$(52,612,644)	Short-term	2016
				(82,316,593)	Short-term	2017
				$(134,929,237)
Science and Technology Opportunities	202,125	21,041,998	2,952,951	—	—	—
Growth and Income	2,415,376	—	264,623,729	$(10,047,219)	Short-term	2014
				(63,138,110)	Short-term	2015
				(395,413,012)	Short-term	2016
				(229,778,054)	Short-term	2017
				(264,531)	Short-term	None
				(92,175,054)	Long-term	None
				$(790,815,980)*
Intermediate Bond	10,362,722	—	18,748,044	$(288,677,985)	Short-term	2017
Money Market	—	—	—	—	—	—
Small Company	2,054,168	21,052,520	27,581,555	$(6,283,105)	Short-term	2015
				(1,570,776)	Short-term	2016
				(520,509)	Short-term	2017
				$(8,374,390)*

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 15 — REORGANIZATIONS

On December 3, 2011, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING Core Growth and Income Portfolio (formerly, ING Janus Contrarian Portfolio) ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on November 4, 2011. The purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 15 — REORGANIZATIONS (continued)

shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended December 31, 2011, are as follows:

Net investment income	$52,623,883
Net realized and unrealized gain on investments	$(182,344,641)
Net increase in net assets resulting from operations	$(129,720,758)

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since December 3, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING Core Growth and Income Portfolio (Formerly, ING Janus Contrarian Portfolio)	$420,777	$3,459,539	$285,576	$(18,039)	0.5089

The net assets of Growth and Income after the acquisition were $3,880,316,178.

On January 22, 2011, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING American Funds Growth-Income Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on January 11, 2011. The purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended December 31, 2011, are as follows:

Net investment income	$47,049,002
Net realized and unrealized gain on investments	$(124,724,034)
Net increase in net assets resulting from operations	$(77,675,032)

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since January 22, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING American Funds Growth-Income Portfolio	$1,425,025	$2,796,305	$116,195	$(12,723)	1.4983

The net assets of Growth and Income after the acquisition were $4,221,330,209.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the following Portfolio declared dividends of:

	Type	Per Share Amount	Payable Date	Record Date
Money Market
Class I*	NII	$0.0000	8/1/2012	Daily
Class S	NII	$0.0000	8/1/2012	Daily

NII — Net investment income

*  Dividend amount rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

Common Stock	62.2%
Corporate Bonds/Notes	10.1%
U.S. Government Agency Obligations	6.0%
Exchange-Traded Funds	5.1%
Foreign Government Bonds	4.3%
Collateralized Mortgage Obligations	4.0%
Asset-Backed Securities	1.2%
U.S. Treasury Obligations	0.7%
Preferred Stock	0.2%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	6.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.2%
		Consumer Discretionary: 8.1%
74,382		CBS Corp. - Class B	$2,438,242	0.4
110,495		Comcast Corp. - Class A	3,532,525	0.7
77,429		Lowe's Cos., Inc.	2,202,081	0.4
88,432		Macy's, Inc.	3,037,639	0.6
54,380	@	Michael Kors Holdings Ltd.	2,275,259	0.4
117,310		Newell Rubbermaid, Inc.	2,128,004	0.4
42,370		Starbucks Corp.	2,259,168	0.4
58,047		Wyndham Worldwide Corp.	3,061,399	0.6
959,987		Other Securities (a)	22,252,862	4.2
			43,187,179	8.1
		Consumer Staples: 5.2%
74,686		Altria Group, Inc.	2,580,401	0.5
34,509		Beam, Inc.	2,156,468	0.4
145,883		Coca-Cola Enterprises, Inc.	4,090,559	0.8
26,370		Costco Wholesale Corp.	2,505,150	0.5
451,529		Other Securities (a)	16,234,803	3.0
			27,567,381	5.2
		Energy: 6.7%
20,833		EOG Resources, Inc.	1,877,262	0.4
102,966		ExxonMobil Corp.	8,810,801	1.7
88,730		Halliburton Co.	2,519,045	0.5
29,010		National Oilwell Varco, Inc.	1,869,404	0.3
66,973	@	Rowan Companies PLC	2,165,237	0.4
63,232		Royal Dutch Shell PLC - Class A	2,130,468	0.4
930,393		Other Securities (a)	15,899,023	3.0
			35,271,240	6.7

Shares			Value	Percentage of Net Assets
		Financials: 10.8%
47,893		Citigroup, Inc.	$1,312,747	0.3
173,089		Fifth Third Bancorp.	2,319,393	0.4
81,812		JPMorgan Chase & Co.	2,923,143	0.6
39,899		Prudential Financial, Inc.	1,932,309	0.4
80,078		US Bancorp.	2,575,308	0.5
123,687		Wells Fargo & Co.	4,136,093	0.8
5,478,802		Other Securities (a)	41,800,027	7.8
			56,999,020	10.8
		Health Care: 6.8%
53,559		Abbott Laboratories	3,452,949	0.7
63,737		Cardinal Health, Inc.	2,676,954	0.5
35,060		Johnson & Johnson	2,368,654	0.5
192,794		Pfizer, Inc.	4,434,262	0.8
29,660	@	Watson Pharmaceuticals, Inc.	2,194,543	0.4
458,476		Other Securities (a)	20,747,971	3.9
			35,875,333	6.8
		Industrials: 6.4%
34,554		Boeing Co.	2,567,362	0.5
44,450		Dover Corp.	2,382,964	0.5
33,234		Union Pacific Corp.	3,965,149	0.7
658,206		Other Securities (a)	24,942,432	4.7
			33,857,907	6.4
		Information Technology: 10.7%
86,980	@	Adobe Systems, Inc.	2,815,543	0.5
18,211	@	Apple, Inc.	10,635,224	2.0
8,890	@	Google, Inc. - Class A	5,156,822	1.0
145,810		Intel Corp.	3,885,836	0.7
83,113	@	Microsoft Corp.	2,543,673	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
68,685	@	NetApp, Inc.	$2,185,557	0.4
119,350		Oracle Corp.	3,544,695	0.7
43,026		Qualcomm, Inc.	2,395,688	0.4
1,306,494		Other Securities (a)	23,609,756	4.5
			56,772,794	10.7
		Materials: 3.0%
39,985		Eastman Chemical Co.	2,014,045	0.4
548,064		Other Securities (a)	13,791,050	2.6
			15,805,095	3.0
		Telecommunication Services: 2.3%
96,655		AT&T, Inc.	3,446,718	0.7
653,812		Vodafone Group PLC	1,837,701	0.3
1,213,927		Other Securities (a)	6,814,359	1.3
			12,098,778	2.3
		Utilities: 2.2%
791,762		Other Securities	11,586,600	2.2
		Total Common Stock (Cost $319,347,678)	329,021,327	62.2
EXCHANGE-TRADED FUNDS: 5.1%
136,000		iShares iBoxx $ High Yield Corporate Bond Fund	12,405,920	2.3
348,300		SPDR Barclays Capital High Yield Bond ETF	13,743,917	2.6
14,998		Other Securities	1,023,539	0.2
		Total Exchange-Traded Funds (Cost $27,228,459)	27,173,376	5.1
PREFERRED STOCK: 0.2%
		Financials: 0.2%
13,920	@,P	US Bancorp	389,530	0.1
14,500		Other Securities	386,305	0.1
		Total Preferred Stock (Cost $723,000)	775,835	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.1%
		Consumer Discretionary: 1.1%
111,000	#	ADT Corp., 2.250%, 07/15/17	111,706	0.1
75,000	#	ADT Corp., 3.500%, 07/15/22	75,473	0.0

Principal Amount†				Value	Percentage of Net Assets
	101,000	#	ADT Corp., 4.875%, 07/15/42	$99,463	0.0
	200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	206,000	0.0
	542,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	641,083	0.1
	115,000	#	Lamar Media Corp., 5.875%, 02/01/22	118,450	0.0
	70,000	#	Meritage Homes Corp., 7.000%, 04/01/22	72,275	0.0
	305,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	329,400	0.1
	3,924,000		Other Securities	4,123,057	0.8
				5,776,907	1.1
			Consumer Staples: 0.6%
	93,000	#	Cargill, Inc., 3.250%, 11/15/21	94,845	0.0
	170,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	165,750	0.0
	214,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	220,242	0.0
	238,000	#	Kraft Foods Group, Inc., 5.000%, 06/04/42	253,256	0.1
	1,945,000		Other Securities	2,292,538	0.5
				3,026,631	0.6
			Energy: 1.7%
	210,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	221,596	0.0
	90,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	81,450	0.0
	200,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	223,760	0.0
	200,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	228,000	0.1
	80,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	83,600	0.0
MXN	18,500,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	1,488,354	0.3
	33,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	35,723	0.0
	50,000	#	Petroleos Mexicanos, 6.500%, 06/02/41	58,625	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
	132,000	#,L	Petroleos Mexicanos, 5.500%, 06/27/44	$135,300	0.0
	235,000	#	Phillips 66, 2.950%, 05/01/17	241,858	0.1
	178,120	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	182,573	0.0
	250,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	250,635	0.1
	211,000	#	Schlumberger Investment SA, 1.950%, 09/14/16	216,523	0.0
	6,968,400		Other Securities (a),(b)	5,834,546	1.1
				9,282,543	1.7
			Financials: 3.4%
BRL	1,322,000	#	Banco Votorantim SA, 6.250%, 05/16/16	735,081	0.1
	97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	98,507	0.0
	122,000		Citigroup Capital XXI, 8.300%, 12/21/57	122,610	0.0
	165,000		Citigroup, Inc., 5.000%, 09/15/14	169,241	0.0
	322,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	407,185	0.1
BRL	6,300,000		Credit Suisse Nota Do Tesouro Nacional, 10.000%, 01/05/17	3,367,829	0.6
	171,000		Fifth Third Bancorp., 8.250%, 03/01/38	233,070	0.1
	635,000	#	Hyundai Capital America, 4.000%, 06/08/17	658,017	0.1
	210,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	154,350	0.0
	181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	200,457	0.0
	200,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	219,000	0.0
	252,000		JP Morgan Chase Capital XX, 6.550%, 09/29/36	253,260	0.1
	152,000		JPMorgan Chase Bank NA, 5.875%, 06/13/16	166,896	0.0

Principal Amount†			Value	Percentage of Net Assets
172,000		JPMorgan Chase Capital XXII, 6.450%, 02/02/37	$172,860	0.0
239,000		JPMorgan Chase & Co., 4.350%-5.400%, 08/15/21-01/06/42	256,827	0.1
239,000	#	Metropolitan Life Global Funding I, 3.875%, 04/11/22	248,863	0.1
559,000		Morgan Stanley, 3.800%-7.300%, 01/26/15-07/28/21	557,446	0.1
215,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	274,116	0.1
147,000	#	Voto-Votorantim Ltd., 6.750%, 04/05/21	161,700	0.0
9,383,400		Other Securities (a)	9,488,989	1.9
			17,946,304	3.4
		Health Care: 0.6%
164,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	167,102	0.1
96,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	101,218	0.0
195,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	219,619	0.0
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	101,500	0.0
255,000	#,L	Valeant Pharmaceuticals International, 7.250%, 07/15/22	256,912	0.1
2,402,000		Other Securities	2,253,068	0.4
			3,099,419	0.6
		Industrials: 0.4%
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	456,750	0.1
100,000	#,L	Odebrecht Finance Ltd., 7.500%, 09/29/49	103,280	0.0
1,375,000		Other Securities (a)	1,467,454	0.3
			2,027,484	0.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Information Technology: 0.4%
70,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	$71,575	0.0
100,000		Oracle Corp., 5.375%, 07/15/40	123,182	0.0
2,132,000		Other Securities	2,227,755	0.4
			2,422,512	0.4
		Materials: 0.4%
220,000	#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	221,650	0.1
80,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	93,052	0.0
120,000	#	Sealed Air Corp., 8.375%, 09/15/21	136,200	0.0
137,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	141,925	0.0
1,339,000		Other Securities	1,428,584	0.3
			2,021,411	0.4
		Telecommunication Services: 0.5%
286,000		AT&T, Inc., 2.500%- 5.350%, 08/15/15- 09/01/40	307,607	0.1
2,098,000		Other Securities	2,166,692	0.4
			2,474,299	0.5
		Utilities: 1.0%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	222,250	0.1
162,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	174,697	0.0
220,000	#	Calpine Corp., 7.500%, 02/15/21	238,700	0.1
100,000	#	Calpine Corp., 7.875%, 07/31/20	110,750	0.0
200,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	205,266	0.0
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	135,098	0.0
206,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	233,693	0.1
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	212,000	0.1

Principal Amount†			Value	Percentage of Net Assets
75,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	$73,026	0.0
100,296	#	Juniper Generation, LLC, 6.790%, 12/31/14	87,371	0.0
159,000	#	Korea Gas Corp., 6.250%, 01/20/42	191,558	0.0
100,000	#	Nakilat, Inc., 6.067%, 12/31/33	112,250	0.0
88,000	#	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	89,975	0.0
2,579,000		Other Securities	2,996,611	0.6
			5,083,245	1.0
		Total Corporate Bonds/Notes (Cost $52,386,358)	53,160,755	10.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%
766,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	786,173	0.2
119,307	#	Banc of America Large Loan, Inc., 1.642%, 06/15/18	119,073	0.0
118,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.321%, 07/10/43	114,353	0.0
40,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	39,801	0.0
110,000	#	Bear Stearns Commercial Mortgage Securities, 5.713%, 04/12/38	102,521	0.1
47,299	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	47,245	0.0
110,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	118,568	0.0
111,036	#	Commercial Mortgage Pass Through Certificates, 0.692%, 12/15/20	105,390	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
85,412	#	Commercial Mortgage Pass Through Certificates, 0.742%, 12/15/20	$73,489	0.0
76,871	#	Commercial Mortgage Pass Through Certificates, 0.842%, 12/15/20	38,490	0.0
318,015	#	Commercial Mortgage Pass Through Certificates, 3.826%, 07/17/28	319,790	0.1
300,000	#	Credit Suisse Mortgage Capital Certificates, 5.781%, 04/12/49	302,175	0.1
164,208	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	164,649	0.0
150,000	#	Fosse Master Issuer PLC, 1.727%, 10/18/54	150,259	0.0
672,956		Freddie Mac, 5.000%-5.500%, 02/15/35-07/15/37	762,522	0.2
150,000	#	Gracechurch Mortgage Financing PLC, 2.017%, 11/20/56	151,340	0.0
505,584	#,^	GS Mortgage Securities Corp. II, 1.936%, 08/10/44	45,350	0.0
480,000	#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	481,122	0.1
200,000	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	199,659	0.0
350,000	#	Holmes Master Issuer PLC, 2.117%, 10/15/54	352,847	0.1
350,000	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	351,129	0.1
2,658,513	^	JPMorgan Chase Commerical Mortgage Securities Corp., 1.615%-5.994%, 01/12/43-06/15/49	1,198,966	0.2

Principal Amount†			Value	Percentage of Net Assets
255,048		JPMorgan Mortgage Trust, 3.414%-5.314%, 07/25/35	$252,972	0.0
9,605,213	#,^	LB-UBS Commercial Mortgage Trust, 0.842%, 11/15/38	212,972	0.1
100,000	#	LB-UBS Commercial Mortgage Trust, 5.417%, 10/15/36	91,565	0.0
80,000	#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	80,560	0.0
8,337,260	#,^	Merrill Lynch Mortgage Trust, 0.667%, 02/12/51	135,204	0.0
350,000	#	Morgan Stanley Capital I, 5.623%, 01/13/41	347,605	0.1
250,000	#	Morgan Stanley Capital I, 5.987%, 08/12/41	216,974	0.0
300,000	#	Morgan Stanley Reremic Trust, 5.853%, 12/17/43	305,993	0.0
1,985,164		Morgan Stanley Capital I, 5.073%- 5.793%, 06/15/38-04/12/49	1,950,646	0.4
420,000	#	PNC Mortgage Acceptance Corp., 6.220%, 10/12/33	384,608	0.1
5,280,061	#,^	RBSCF Trust, 1.125%, 04/15/24	118,350	0.0
530,000	#	RBSCF Trust, 5.305%, 01/16/49	537,182	0.1
396,000	#	Silverstone Master Issuer PLC, 2.016%, 01/21/55	399,534	0.1
167,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	166,095	0.0
1,680,000	#,^	WF-RBS Commercial Mortgage Trust, 1.614%, 06/15/45	178,042	0.0
12,791,623		Other Securities	9,962,648	1.9
		Total Collateralized Mortgage Obligations (Cost $21,747,945)	21,365,861	4.0
ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 0.0%
100,000	#	SMART Trust, 1.590%, 10/14/16	100,118	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Credit Card Asset-Backed Securities: 0.2%
300,000	#	Gracechurch Card Funding PLC, 0.942%, 02/15/17	$300,071	0.1
340,000	#	Penarth Master Issuer PLC, 0.813%, 03/18/14	340,291	0.1
			640,362	0.2
		Other Asset-Backed Securities: 1.0%
81,425	#	ARES CLO Funds, 0.708%, 09/18/17	80,365	0.0
300,000	#	ARES CLO Funds, 3.117%, 02/26/16	277,075	0.1
209,854	#	Atrium CDO Corp., 0.797%, 10/27/16	206,374	0.0
32,139	#	Callidus Debt Partners Fund Ltd., 0.967%, 05/15/15	31,992	0.0
141,110	#	Carlyle High Yield Partners, 0.837%, 08/11/16	139,614	0.0
407,826	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	402,343	0.1
241,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	201,671	0.0
500,000	#	Dryden Leveraged Loan CDO 2002-II, 2.768%, 09/17/16	486,481	0.1
96,097	#	First CLO Ltd., 0.778%, 12/14/16	95,512	0.0
2,087	#	First CLO Ltd., 0.816%, 07/27/16	2,086	0.0
300,000	#	First CLO Ltd., 1.468%, 12/14/16	289,023	0.1
250,000	#	Grayston CLO Ltd., 1.767%, 08/15/16	241,101	0.1
192,557	#	Gulf Stream Compass CLO Ltd., 0.827%, 07/15/16	191,935	0.0
250,000	#	Hewett's Island CDO Ltd., 1.668%, 12/15/16	228,840	0.0
285,214	#	Katonah Ltd., 0.788%, 09/20/16	282,141	0.1
171,489	#	Landmark CDO Ltd., 1.317%, 01/15/16	170,568	0.0
183,461	#	Wind River CLO Ltd., 0.798%, 12/19/16	180,413	0.0
4,263,224		Other Securities	1,891,785	0.4
			5,399,319	1.0
		Total Asset-Backed Securities (Cost $6,514,168)	6,139,799	1.2

Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.7%
			U.S. Treasury Bonds: 0.3%
	1,105,000		1.750%, due 05/15/22	$1,115,187	0.2
	742,000		Other Securities	798,578	0.1
				1,913,765	0.3
			U.S. Treasury Notes: 0.4%
	1,305,000		0.250%-0.625%, due 04/30/14- 05/31/17	1,303,125	0.3
	630,000		Other Securities	631,477	0.1
				1,934,602	0.4
			Total U.S. Treasury Obligations (Cost $3,852,774)	3,848,367	0.7
FOREIGN GOVERNMENT BONDS: 4.3%
BRL	4,958,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	2,482,720	0.5
	324,000		Brazilian Government International Bond, 4.875%, 01/22/21	376,326	0.1
	100,000		Federal Republic of Brazil, 5.625%, 01/07/41	123,150	0.0
BRL	6,171,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/14-01/01/23	3,102,070	0.6
DOP	23,000,000	#	Dominican Republic International Bond, 16.950%, 02/04/22	611,057	0.1
	200,000	#	Indonesia Government International Bond, 3.750%, 04/25/22	200,500	0.0
	228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	241,680	0.1
	397,072	#	Russia Government Bond, 7.500%, 03/31/30	477,713	0.1
RUB	92,000,000		Russian Federal Bond - OFZ, 7.500%, 03/15/18	2,779,636	0.5
RUB	52,000,000		Russian Federal Bond - OFZ, 7.500%, 02/27/19	1,558,254	0.3
RUB	85,750,000		Russian Federal Bond - OFZ, 7.600%, 04/14/21	2,557,706	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
	106,547		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	$128,186	0.0
	402,000		South Africa Government Bond, 5.500%, 03/09/20	465,315	0.1
ZAR	16,938,300		South Africa Government Bond, 6.250%-10.500%, 12/21/26-03/31/36	2,122,848	0.4
	400,000	#	Ukraine Government International Bond, 6.250%, 06/17/16	360,000	0.1
	200,000	#	Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	199,750	0.0
EUR	4,243,254		Other Securities	4,715,200	0.9
			Total Foreign Government Bonds (Cost $22,725,058)	22,502,111	4.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.0%
			Federal Home Loan Mortgage Corporation: 3.0%##
	2,012,000	W	3.500%, due 01/15/42	2,105,369	0.4
	1,741,160		5.500%, due 02/15/36	1,952,677	0.4
	10,936,991	^	4.000%-6.500%, due 08/15/16- 12/01/41	11,853,859	2.2
				15,911,905	3.0
			Federal National Mortgage Association: 2.2%##
	10,787,685	W	3.500%-7.500%, due 06/01/16- 08/15/42	11,662,617	2.2
			Government National Mortgage Association: 0.8%
	3,962,798	W	1.625%-7.500%, due 04/20/28- 10/20/60	4,327,025	0.8
			Total U.S. Government Agency Obligations (Cost $31,117,776)	31,901,547	6.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Credit Default Swaptions: 0.0%
5,430,000	@	Call on OTC Swaption, CDX.NA.HY.18, Portfolio Receives, Strike @ 94.000, Exp. 09/19/12 Counterparty: Morgan Stanley	$112,139	0.0
		Interest Rate Swaptions: 0.0%
3,000,000	@	Call OTC Swaption, 3-month USD- LIBOR-BBA, Fund Receives, Strike @ 2.400%, Exp. 07/11/22 Counterparty: Citigroup, Inc.	1	0.0
		Options On Currencies: 0.0%
2,700,000	@	CAD Put vs. USD Call Currency Option, Strike @ 1.100, Exp. 08/16/12 Counterparty: Barclays Bank PLC	1,621	0.0
1,300,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 07/05/12 Counterparty: Barclays Bank PLC	7	0.0
1,300,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 08/23/12 Counterparty: Deutsche Bank AG	3,653	0.0
4,100,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.180, Exp. 09/17/12 Counterparty: Barclays Bank PLC	13,667	0.0
2,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.275, Exp. 01/04/13 Counterparty: Barclays Bank PLC	96,053	0.0
5,100,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.220, Exp. 08/31/12 Counterparty: HSBC	29,162	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets
		Options On Currencies (continued)
4,500,000	@	JPY Put vs. USD Call Currency Option, Strike @ 82.000, Exp. 09/10/12 Counterparty: Morgan Stanley	$28,935	0.0
1,600,000	@	SEK Put vs. USD Call Currency Option, Strike @ 7.700, Exp. 08/31/12 Counterparty: Barclays Bank PLC	2,166	0.0
1,000,000	@	USD Put vs. ZAR Call Currency Option, Strike @ 8.020, Exp. 07/19/12 Counterparty: Deutsche Bank AG	5,543	0.0
			180,807	0.0
		Total Purchased Options (Cost $559,739)	292,947	0.0
		Total Long-Term Investments (Cost $486,202,955)	496,181,925	93.8
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.4%
		Securities Lending Collateralcc(1): 1.0%
1,266,835		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $1,266,859, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,292,172, due 04/20/61- 05/15/42)	1,266,835	0.2

Principal Amount†		Value	Percentage of Net Assets
1,266,835	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,266,856, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,292,172, due 07/01/42- 02/20/61)	$1,266,835	0.2
1,266,835	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $1,266,851, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $1,292,173, due 06/15/15)	1,266,835	0.3
1,266,835	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,266,861, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,292,172, due 10/01/14- 02/25/44)	1,266,835	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateralcc(1) (continued)
	266,703	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $266,707, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $272,037, due 07/01/21- 04/01/42)	$266,703	0.1
			5,334,043	1.0
		Foreign Government Bonds: 0.7%
KRW	4,647,760,000	Korea Monetary Stabilization Bond, 3.460%, 10/09/12 (Cost $4,108,142)	4,090,260	0.7
Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.7%
	24,611,596	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $24,611,596)	24,611,596	4.7
		Total Short-Term Investments (Cost $34,053,781)	34,035,899	6.4
		Total Investments in Securities (Cost $520,256,736)	$530,217,824	100.2
		Liabilities in Excess of Other Assets	(1,256,760)	(0.2)
		Net Assets	$528,961,064	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

L  Loaned security, a portion or all of the security is on loan at June 30, 2012.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

(b)  The grouping contains securities in default.

BRL  Brazilian Real

DOP  Dominican Peso

EUR  EU Euro

GBP  British Pound

KRW  South Korean Won

MXN  Mexican Peso

RUB  Russian Ruble

ZAR  South African Rand

  Cost for federal income tax purposes is $525,334,294.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$25,430,943
Gross Unrealized Depreciation	(20,547,413)
Net Unrealized Appreciation	$4,883,530

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$38,919,313	$4,267,866	$—	$43,187,179
Consumer Staples	22,491,007	5,076,374	—	27,567,381
Energy	28,888,332	6,382,908	—	35,271,240
Financials	41,312,666	15,686,354	—	56,999,020
Health Care	30,484,182	5,391,151	—	35,875,333
Industrials	28,349,887	5,508,020	—	33,857,907
Information Technology	49,620,568	7,152,226	—	56,772,794
Materials	10,382,246	5,422,849	—	15,805,095
Telecommunication Services	6,865,243	5,233,535	—	12,098,778
Utilities	9,383,349	2,203,251	—	11,586,600
Total Common Stock	266,696,793	62,324,534	—	329,021,327
Exchange-Traded Funds	27,173,376	—	—	27,173,376
Preferred Stock	322,865	452,970	—	775,835
Purchased Options	—	292,947	—	292,947
Corporate Bonds/Notes	—	49,792,926	3,367,829	53,160,755
Collateralized Mortgage Obligations	—	21,365,861	—	21,365,861
Short-Term Investments	24,611,596	9,424,303	—	34,035,899
U.S. Treasury Obligations	—	3,848,367	—	3,848,367
Foreign Government Bonds	—	22,502,111	—	22,502,111
Asset-Backed Securities	—	6,139,799	—	6,139,799
U.S. Government Agency Obligations	—	31,901,547	—	31,901,547
Total Investments, at fair value	$318,804,630	$208,045,365	$3,367,829	$530,217,824
Other Financial Instruments+
Swaps	—	121,612	—	121,612
Futures	677,399	—	—	677,399
Forward Foreign Currency Contracts	—	2,290,857	—	2,290,857
Total Assets	$319,482,029	$210,457,834	$3,367,829	$533,307,692
Liabilities Table
Other Financial Instruments+
Swaps	$(18,166)	$(2,232,217)	$—	$(2,250,383)
Written Options	—	(128,810)	—	(128,810)
Futures	(217,284)	—	—	(217,284)
Forward Foreign Currency Contracts	—	(2,136,795)	—	(2,136,795)
Total Liabilities	$(235,450)	$(4,497,822)	$—	$(4,733,272)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Hungarian Forint	167,744,013	Buy	07/13/12	$740,795	$741,474	$679
Barclays Bank PLC	Hungarian Forint	125,027,145	Buy	07/13/12	552,367	552,653	286
Barclays Bank PLC	Hungarian Forint	124,271,332	Buy	07/13/12	548,980	549,313	333
Barclays Bank PLC	British Pound	85,820	Buy	07/13/12	135,000	134,403	(597)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Swedish Krona	57,063	Buy	07/13/12	$8,000	$8,245	$245
Barclays Bank PLC	Norwegian Krone	3,161,666	Buy	07/13/12	519,000	531,238	12,238
Barclays Bank PLC	British Pound	335,832	Buy	07/13/12	517,000	525,948	8,948
Barclays Bank PLC	South African Rand	1,809,949	Buy	08/24/12	219,005	219,521	516
Barclays Bank PLC	South African Rand	1,764,482	Buy	08/24/12	213,444	214,007	563
Barclays Bank PLC	South African Rand	2,830,341	Buy	08/24/12	342,938	343,281	343
Barclays Bank PLC	South African Rand	6,345,559	Buy	08/24/12	768,383	769,626	1,243
Barclays Bank PLC	Russian Ruble	6,883,302	Buy	08/24/12	204,404	210,348	5,944
Barclays Bank PLC	Russian Ruble	6,872,538	Buy	08/24/12	204,519	210,020	5,501
Barclays Bank PLC	Canadian Dollar	339,598	Buy	08/24/12	330,539	333,136	2,597
Barclays Bank PLC	EU Euro	90,195	Buy	08/24/12	113,314	114,201	887
Barclays Bank PLC	British Pound	193,534	Buy	07/13/12	311,000	303,094	(7,906)
Barclays Bank PLC	Russian Ruble	6,648,702	Buy	08/24/12	198,575	203,179	4,604
Barclays Bank PLC	British Pound	98,469	Buy	07/13/12	159,000	154,213	(4,787)
Barclays Bank PLC	Swedish Krona	652,898	Buy	07/13/12	95,000	94,337	(663)
Barclays Bank PLC	South African Rand	4,994,779	Buy	08/24/12	586,503	605,795	19,292
Barclays Bank PLC	Canadian Dollar	273,108	Buy	08/24/12	265,000	267,911	2,911
Barclays Bank PLC	Russian Ruble	13,870,500	Buy	08/24/12	420,000	423,872	3,872
Barclays Bank PLC	Polish Zloty	1,920,599	Buy	08/24/12	550,000	572,459	22,459
Barclays Bank PLC	Norwegian Krone	2,123,068	Buy	07/13/12	369,000	356,728	(12,272)
Barclays Bank PLC	Swedish Krona	2,503,855	Buy	07/13/12	368,852	361,783	(7,069)
Barclays Bank PLC	Danish Krone	2,787,869	Buy	07/13/12	488,739	474,708	(14,031)
Barclays Bank PLC	Canadian Dollar	227,719	Buy	08/24/12	221,000	223,386	2,386
Barclays Bank PLC	Canadian Dollar	198,335	Buy	08/24/12	197,227	194,562	(2,665)
Barclays Bank PLC	Polish Zloty	3,264,037	Buy	08/24/12	961,426	972,888	11,462
Barclays Bank PLC	Argentine Peso	4,002,075	Buy	09/24/12	847,000	803,074	(43,926)
Citigroup, Inc.	Russian Ruble	13,293,954	Buy	08/24/12	399,866	406,253	6,387
Citigroup, Inc.	South African Rand	5,440,596	Buy	08/24/12	659,283	659,868	585
Citigroup, Inc.	South African Rand	4,195,779	Buy	08/24/12	507,160	508,888	1,728
Citigroup, Inc.	South African Rand	701,503	Buy	08/24/12	85,007	85,082	75
Citigroup, Inc.	South African Rand	5,416,519	Buy	08/24/12	652,759	656,947	4,188
Citigroup, Inc.	South African Rand	5,415,350	Buy	08/24/12	653,682	656,805	3,123
Citigroup, Inc.	South African Rand	5,905,632	Buy	08/24/12	711,898	716,269	4,371
Citigroup, Inc.	South African Rand	2,268,096	Buy	08/24/12	266,310	275,087	8,777
Citigroup, Inc.	South African Rand	4,536,192	Buy	08/24/12	532,468	550,176	17,708
Citigroup, Inc.	South African Rand	2,268,096	Buy	08/24/12	266,232	275,088	8,856
Citigroup, Inc.	South African Rand	2,268,096	Buy	08/24/12	266,235	275,087	8,852
Citigroup, Inc.	South African Rand	5,330,434	Buy	08/24/12	625,915	646,506	20,591
Citigroup, Inc.	South African Rand	3,553,623	Buy	08/24/12	417,491	431,004	13,513
Citigroup, Inc.	South African Rand	2,664,153	Buy	08/24/12	312,540	323,124	10,584
Citigroup, Inc.	Hungarian Forint	560,654,850	Buy	07/13/12	2,466,300	2,478,245	11,945
Citigroup, Inc.	British Pound	2,269,595	Buy	07/13/12	3,591,570	3,554,421	(37,149)
Citigroup, Inc.	Norwegian Krone	6,092,442	Buy	07/13/12	1,045,973	1,023,681	(22,292)
Citigroup, Inc.	South African Rand	2,723,744	Buy	08/24/12	325,345	330,351	5,006
Credit Suisse First Boston	Swedish Krona	2,252,927	Buy	07/13/12	319,000	325,527	6,527
Credit Suisse First Boston	Norwegian Krone	3,099,586	Buy	07/13/12	519,000	520,807	1,807
Credit Suisse First Boston	Norwegian Krone	978,955	Buy	07/13/12	162,000	164,489	2,489
Credit Suisse First Boston	Swiss Franc	125,140	Buy	07/13/12	130,000	131,885	1,885
Credit Suisse First Boston	Swedish Krona	3,940,871	Buy	07/13/12	542,000	569,418	27,418
Credit Suisse First Boston	British Pound	636,840	Buy	07/13/12	982,000	997,357	15,357
Credit Suisse First Boston	Norwegian Krone	2,478,627	Buy	07/13/12	405,000	416,471	11,471
Credit Suisse First Boston	Norwegian Krone	1,510,097	Buy	07/13/12	252,000	253,734	1,734
Credit Suisse First Boston	Norwegian Krone	855,280	Buy	07/13/12	143,000	143,708	708
Credit Suisse First Boston	Swedish Krona	2,020,973	Buy	07/13/12	287,000	292,011	5,011
Credit Suisse First Boston	Swiss Franc	315,985	Buy	07/13/12	341,000	333,016	(7,984)
Credit Suisse First Boston	Swiss Franc	165,647	Buy	07/13/12	179,000	174,575	(4,425)
Credit Suisse First Boston	Swedish Krona	1,470,013	Buy	07/13/12	214,000	212,403	(1,597)
Credit Suisse First Boston	Swedish Krona	946,272	Buy	07/13/12	140,000	136,727	(3,273)
Credit Suisse First Boston	Norwegian Krone	1,775,426	Buy	07/13/12	308,000	298,315	(9,685)
Credit Suisse First Boston	Singapore Dollar	1,777,059	Buy	07/13/12	1,420,512	1,402,844	(17,668)
Credit Suisse First Boston	Mexican Peso	3,582,708	Buy	08/24/12	259,235	267,088	7,853
Credit Suisse First Boston	Mexican Peso	3,993,756	Buy	08/24/12	288,999	297,732	8,733
Credit Suisse First Boston	Mexican Peso	15,718,541	Buy	08/24/12	1,136,998	1,171,807	34,809
Credit Suisse First Boston	South African Rand	4,727,461	Buy	08/24/12	564,810	573,374	8,564
Credit Suisse First Boston	Czech Koruna	4,826,325	Buy	08/24/12	243,680	239,289	(4,391)
Credit Suisse First Boston	Japanese Yen	546,155,556	Buy	08/24/12	6,852,805	6,837,904	(14,901)
Deutsche Bank AG	Swiss Franc	55,104	Buy	07/13/12	57,000	58,074	1,074
Deutsche Bank AG	Swedish Krona	3,652,249	Buy	07/13/12	521,000	527,715	6,715
Deutsche Bank AG	South Korean Won	268,365,100	Buy	07/13/12	229,000	234,092	5,092
Deutsche Bank AG	Norwegian Krone	535,041	Buy	07/13/12	88,000	89,900	1,900
Deutsche Bank AG	South Korean Won	394,253,600	Buy	07/13/12	334,000	343,903	9,903

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Norwegian Krone	3,319,025	Buy	07/13/12	$542,000	$557,678	$15,678
Deutsche Bank AG	Swedish Krona	3,926,526	Buy	07/13/12	542,000	567,346	25,346
Deutsche Bank AG	Australian Dollar	573,690	Buy	07/13/12	557,000	586,426	29,426
Deutsche Bank AG	Swiss Franc	69,887	Buy	07/13/12	72,000	73,654	1,654
Deutsche Bank AG	South Korean Won	314,810,700	Buy	07/13/12	269,000	274,606	5,606
Deutsche Bank AG	South African Rand	2,807,531	Buy	08/24/12	330,099	340,514	10,415
Deutsche Bank AG	South African Rand	2,806,063	Buy	08/24/12	329,947	340,336	10,389
Deutsche Bank AG	British Pound	183,204	Buy	07/13/12	295,000	286,916	(8,084)
Deutsche Bank AG	Australian Dollar	198,348	Buy	07/13/12	198,000	202,752	4,752
Deutsche Bank AG	Japanese Yen	3,457,742	Buy	08/24/12	43,000	43,291	291
Deutsche Bank AG	Australian Dollar	183,178	Buy	07/13/12	184,000	187,245	3,245
Deutsche Bank AG	South African Rand	3,989,878	Buy	08/24/12	483,188	483,915	727
Deutsche Bank AG	Australian Dollar	185,566	Buy	07/13/12	186,000	189,685	3,685
Deutsche Bank AG	Canadian Dollar	531,440	Buy	08/24/12	521,000	521,327	327
Deutsche Bank AG	South African Rand	514,894	Buy	08/24/12	62,356	62,450	94
Deutsche Bank AG	Canadian Dollar	531,471	Buy	08/24/12	521,000	521,358	358
Deutsche Bank AG	South African Rand	3,985,653	Buy	08/24/12	480,000	483,403	3,403
Deutsche Bank AG	British Pound	152,669	Buy	07/13/12	247,000	239,095	(7,905)
Deutsche Bank AG	South Korean Won	768,622,500	Buy	07/13/12	675,000	670,460	(4,540)
Deutsche Bank AG	EU Euro	412,774	Buy	08/24/12	520,000	522,641	2,641
Deutsche Bank AG	EU Euro	414,629	Buy	08/24/12	519,000	524,990	5,990
Deutsche Bank AG	EU Euro	414,556	Buy	08/24/12	519,000	524,898	5,898
Deutsche Bank AG	British Pound	39,466	Buy	07/13/12	64,000	61,807	(2,193)
Deutsche Bank AG	Mexican Peso	1,672,072	Buy	08/24/12	119,000	124,652	5,652
Deutsche Bank AG	Malaysian Ringgit	3,311,004	Buy	08/24/12	1,043,000	1,038,831	(4,169)
Deutsche Bank AG	Norwegian Krone	6,190,308	Buy	07/13/12	1,078,000	1,040,125	(37,875)
Deutsche Bank AG	Mexican Peso	13,103,706	Buy	08/24/12	913,349	976,873	63,524
Deutsche Bank AG	Canadian Dollar	1,109,468	Buy	08/24/12	1,066,000	1,088,356	22,356
Deutsche Bank AG	EU Euro	435,513	Buy	08/24/12	542,000	551,432	9,432
Deutsche Bank AG	EU Euro	435,370	Buy	08/24/12	542,000	551,251	9,251
Deutsche Bank AG	EU Euro	656,236	Buy	08/24/12	813,000	830,904	17,904
Deutsche Bank AG	Japanese Yen	84,251,227	Buy	08/24/12	1,085,000	1,054,831	(30,169)
Deutsche Bank AG	Swedish Krona	1,416,057	Buy	07/13/12	211,000	204,607	(6,393)
Deutsche Bank AG	Swiss Franc	194,012	Buy	07/13/12	212,000	204,469	(7,531)
Deutsche Bank AG	British Pound	230,695	Buy	07/13/12	370,000	361,293	(8,707)
Deutsche Bank AG	Japanese Yen	23,408,889	Buy	08/24/12	299,000	293,081	(5,919)
Deutsche Bank AG	Swiss Franc	192,894	Buy	07/13/12	211,000	203,290	(7,710)
Deutsche Bank AG	Brazilian Real	2,168,366	Buy	07/13/12	1,154,000	1,076,494	(77,506)
Deutsche Bank AG	Canadian Dollar	757,346	Buy	08/24/12	738,000	742,934	4,934
Deutsche Bank AG	Canadian Dollar	165,617	Buy	08/24/12	162,000	162,465	465
Deutsche Bank AG	EU Euro	1,387,280	Buy	08/24/12	1,767,867	1,756,529	(11,338)
Deutsche Bank AG	Japanese Yen	88,073,697	Buy	08/24/12	1,102,234	1,102,688	454
Deutsche Bank AG	Turkish Lira	3,547,249	Buy	08/24/12	1,919,100	1,937,261	18,161
Deutsche Bank AG	EU Euro	13,462	Buy	08/24/12	17,290	17,044	(246)
Deutsche Bank AG	EU Euro	3,121,907	Buy	08/24/12	4,009,821	3,952,857	(56,964)
Deutsche Bank AG	Israeli New Shekel	755,939	Buy	08/24/12	196,537	192,885	(3,652)
Deutsche Bank AG	Japanese Yen	19,703,684	Buy	08/24/12	247,000	246,691	(309)
Deutsche Bank AG	Malaysian Ringgit	1,776,286	Buy	08/24/12	571,705	557,312	(14,393)
Deutsche Bank AG	Taiwan New Dollar	1,226,729	Buy	08/24/12	41,605	41,070	(535)
Deutsche Bank AG	South African Rand	13,228,028	Buy	08/24/12	1,593,316	1,604,372	11,056
HSBC	Colombian Peso	528,556,955	Buy	07/13/12	295,978	295,588	(390)
HSBC	Thai Baht	18,396,270	Buy	08/24/12	580,965	577,072	(3,893)
HSBC	Thai Baht	9,193,463	Buy	08/24/12	290,335	288,390	(1,945)
HSBC	Thai Baht	16,549,437	Buy	08/24/12	522,641	519,139	(3,502)
HSBC	Chilean Peso	1,112,964,783	Buy	07/13/12	2,283,000	2,218,192	(64,808)
HSBC	Indian Rupee	94,792,686	Buy	07/13/12	1,803,497	1,692,951	(110,546)
HSBC	EU Euro	1,226,563	Buy	08/24/12	1,570,000	1,553,033	(16,967)
HSBC	Chinese Yuan	8,954,880	Buy	08/24/12	1,425,029	1,405,963	(19,066)
JPMorgan Chase & Co.	British Pound	52,931	Buy	07/13/12	82,000	82,896	896
JPMorgan Chase & Co.	Swiss Franc	1,000,820	Buy	07/13/12	1,040,000	1,054,761	14,761
JPMorgan Chase & Co.	Swiss Franc	103,162	Buy	07/13/12	108,000	108,722	722
JPMorgan Chase & Co.	British Pound	21,472	Buy	07/13/12	33,460	33,628	168
JPMorgan Chase & Co.	British Pound	151,341	Buy	07/13/12	236,000	237,016	1,016
JPMorgan Chase & Co.	Australian Dollar	518,528	Buy	07/13/12	527,000	530,040	3,040
JPMorgan Chase & Co.	British Pound	84,078	Buy	07/13/12	131,000	131,675	675
JPMorgan Chase & Co.	New Zealand Dollar	35,277	Buy	07/13/12	27,000	28,213	1,213
JPMorgan Chase & Co.	New Zealand Dollar	369,094	Buy	07/13/12	278,000	295,180	17,180
JPMorgan Chase & Co.	Australian Dollar	2,617,094	Buy	07/13/12	2,588,610	2,675,195	86,585
JPMorgan Chase & Co.	British Pound	77,915	Buy	07/13/12	124,000	122,023	(1,977)
JPMorgan Chase & Co.	British Pound	48,121	Buy	07/13/12	77,000	75,363	(1,637)
JPMorgan Chase & Co.	Australian Dollar	192,297	Buy	07/13/12	191,000	196,566	5,566

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Mexican Peso	14,566,573	Buy	08/24/12	$1,044,405	$1,085,928	$41,523
JPMorgan Chase & Co.	New Zealand Dollar	640,643	Buy	07/13/12	502,000	512,349	10,349
JPMorgan Chase & Co.	Australian Dollar	93,512	Buy	07/13/12	94,000	95,588	1,588
JPMorgan Chase & Co.	EU Euro	823,386	Buy	08/24/12	1,043,000	1,042,545	(455)
JPMorgan Chase & Co.	Swiss Franc	857,223	Buy	07/13/12	947,000	903,425	(43,575)
JPMorgan Chase & Co.	Swiss Franc	192,040	Buy	07/13/12	211,000	202,390	(8,610)
JPMorgan Chase & Co.	Mexican Peso	7,876,778	Buy	08/24/12	542,000	587,209	45,209
JPMorgan Chase & Co.	Mexican Peso	7,871,688	Buy	08/24/12	542,000	586,829	44,829
JPMorgan Chase & Co.	Canadian Dollar	326,577	Buy	08/24/12	317,000	320,362	3,362
JPMorgan Chase & Co.	EU Euro	1,310,012	Buy	08/24/12	1,636,000	1,658,694	22,694
JPMorgan Chase & Co.	Japanese Yen	12,295,840	Buy	08/24/12	155,000	153,945	(1,055)
JPMorgan Chase & Co.	Mexican Peso	6,420,442	Buy	08/24/12	461,245	478,639	17,394
JPMorgan Chase & Co.	Mexican Peso	7,958,177	Buy	08/24/12	576,834	593,277	16,443
JPMorgan Chase & Co.	Mexican Peso	11,243,380	Buy	08/24/12	814,791	838,187	23,396
Morgan Stanley	British Pound	217,696	Buy	07/13/12	351,000	340,935	(10,065)
Morgan Stanley	Chilean Peso	73,050,000	Buy	07/13/12	148,581	145,592	(2,989)
UBS AG	Swedish Krona	3,863,162	Buy	07/13/12	542,000	558,190	16,190
UBS AG	EU Euro	618,973	Buy	08/24/12	782,000	783,723	1,723
UBS AG	Swedish Krona	1,189,501	Buy	07/13/12	174,000	171,872	(2,128)
UBS AG	Swedish Krona	1,453,775	Buy	07/13/12	213,000	210,057	(2,943)
UBS AG	Swedish Krona	860,152	Buy	07/13/12	127,000	124,284	(2,716)
UBS AG	Norwegian Krone	1,318,918	Buy	07/13/12	229,000	221,611	(7,389)
UBS AG	New Zealand Dollar	3,278,128	Buy	07/13/12	2,663,000	2,621,655	(41,345)
UBS AG	Norwegian Krone	2,175,680	Buy	07/13/12	379,000	365,568	(13,432)
UBS AG	Norwegian Krone	2,528,716	Buy	07/13/12	440,000	424,887	(15,113)
UBS AG	Canadian Dollar	698,034	Buy	08/24/12	675,000	684,751	9,751
UBS AG	EU Euro	655,661	Buy	08/24/12	813,000	830,177	17,177
UBS AG	Australian Dollar	1,760,971	Buy	07/13/12	1,816,000	1,800,066	(15,934)
UBS AG	Swedish Krona	2,909,431	Buy	07/13/12	429,000	420,385	(8,615)
							$174,698
Barclays Bank PLC	New Zealand Dollar	663,368	Sell	07/13/12	525,000	530,523	(5,523)
Barclays Bank PLC	Hungarian Forint	165,193,080	Sell	07/13/12	705,839	730,198	(24,359)
Barclays Bank PLC	British Pound	205,593	Sell	07/13/12	319,000	321,979	(2,979)
Barclays Bank PLC	Norwegian Krone	4,749,594	Sell	07/13/12	777,000	798,049	(21,049)
Barclays Bank PLC	Swedish Krona	3,762,922	Sell	07/13/12	519,000	543,706	(24,706)
Barclays Bank PLC	South Korean Won	352,093,500	Sell	07/13/12	297,000	307,127	(10,127)
Barclays Bank PLC	British Pound	189,637	Sell	07/13/12	299,000	296,991	2,009
Barclays Bank PLC	South African Rand	3,492,570	Sell	08/24/12	407,075	423,599	(16,524)
Barclays Bank PLC	South African Rand	3,496,223	Sell	08/24/12	407,244	424,042	(16,798)
Barclays Bank PLC	Russian Ruble	25,573,600	Sell	08/24/12	761,040	781,510	(20,470)
Barclays Bank PLC	Russian Ruble	25,571,000	Sell	08/24/12	760,962	781,429	(20,467)
Barclays Bank PLC	South African Rand	4,357,828	Sell	08/24/12	519,000	528,543	(9,543)
Barclays Bank PLC	Russian Ruble	8,405,775	Sell	08/24/12	256,844	256,874	(30)
Barclays Bank PLC	EU Euro	617,461	Sell	08/24/12	780,000	781,809	(1,809)
Barclays Bank PLC	Russian Ruble	6,838,452	Sell	08/24/12	208,118	208,978	(860)
Barclays Bank PLC	Russian Ruble	6,838,452	Sell	08/24/12	208,118	208,978	(860)
Barclays Bank PLC	Hungarian Forint	56,770,919	Sell	07/13/12	261,000	250,943	10,057
Barclays Bank PLC	Brazilian Real	1,254,172	Sell	07/13/12	643,000	622,639	20,361
Barclays Bank PLC	Brazilian Real	2,557,106	Sell	07/13/12	1,311,000	1,269,486	41,514
Barclays Bank PLC	Canadian Dollar	289,840	Sell	08/24/12	282,000	284,325	(2,325)
Barclays Bank PLC	Australian Dollar	349,635	Sell	07/13/12	361,530	357,397	4,133
Barclays Bank PLC	EU Euro	1,060,604	Sell	08/24/12	1,331,000	1,342,903	(11,903)
Barclays Bank PLC	British Pound	237,978	Sell	07/13/12	384,000	372,698	11,302
Barclays Bank PLC	South African Rand	3,677,713	Sell	08/24/12	432,363	446,054	(13,691)
Barclays Bank PLC	Chilean Peso	1,056,443,250	Sell	07/13/12	2,131,000	2,105,542	25,458
Barclays Bank PLC	British Pound	238,369	Sell	07/13/12	384,000	373,310	10,690
Barclays Bank PLC	South African Rand	5,526,406	Sell	08/24/12	637,951	670,275	(32,324)
Barclays Bank PLC	British Pound	212,183	Sell	07/13/12	340,000	332,300	7,700
Barclays Bank PLC	Australian Dollar	206,603	Sell	07/13/12	212,000	211,190	810
Barclays Bank PLC	Canadian Dollar	1,821,187	Sell	08/24/12	1,767,251	1,786,532	(19,281)
Barclays Bank PLC	Polish Zloty	1,853,607	Sell	08/24/12	532,000	552,492	(20,492)
Barclays Bank PLC	Canadian Dollar	185,997	Sell	08/24/12	181,000	182,458	(1,458)
Barclays Bank PLC	Russian Ruble	12,840,620	Sell	08/24/12	406,053	392,399	13,654
Barclays Bank PLC	Thai Baht	21,215,033	Sell	08/24/12	672,682	665,495	7,187
Barclays Bank PLC	Russian Ruble	16,416,043	Sell	08/24/12	517,000	501,661	15,339
Barclays Bank PLC	EU Euro	148,413	Sell	08/24/12	189,000	187,916	1,084
Barclays Bank PLC	Russian Ruble	13,981,940	Sell	08/24/12	443,744	427,277	16,467
Barclays Bank PLC	Mexican Peso	20,005,599	Sell	08/24/12	1,450,101	1,491,404	(41,303)
Barclays Bank PLC	South African Rand	5,745,394	Sell	08/24/12	688,180	696,835	(8,655)
Barclays Bank PLC	South African Rand	5,752,039	Sell	08/24/12	688,976	697,641	(8,665)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Mexican Peso	29,248,983	Sell	08/24/12	$2,120,106	$2,180,493	$(60,387)
Barclays Bank PLC	Russian Ruble	8,866,250	Sell	08/24/12	286,920	270,946	15,974
Barclays Bank PLC	Mexican Peso	7,631,952	Sell	08/24/12	552,000	568,957	(16,957)
Citigroup, Inc.	South African Rand	1,731,397	Sell	08/24/12	202,705	209,994	(7,289)
Citigroup, Inc.	South African Rand	5,420,284	Sell	08/24/12	633,814	657,403	(23,589)
Citigroup, Inc.	South African Rand	2,708,516	Sell	08/24/12	316,777	328,504	(11,727)
Citigroup, Inc.	South African Rand	2,703,105	Sell	08/24/12	316,407	327,848	(11,441)
Citigroup, Inc.	South African Rand	2,709,600	Sell	08/24/12	317,074	328,636	(11,562)
Citigroup, Inc.	South African Rand	5,447,041	Sell	08/24/12	634,465	660,649	(26,184)
Citigroup, Inc.	South African Rand	3,492,570	Sell	08/24/12	406,756	423,600	(16,844)
Citigroup, Inc.	South African Rand	3,490,746	Sell	08/24/12	406,543	423,378	(16,835)
Citigroup, Inc.	Russian Ruble	26,051,490	Sell	08/24/12	791,502	796,113	(4,611)
Citigroup, Inc.	Russian Ruble	17,367,660	Sell	08/24/12	527,668	530,742	(3,074)
Citigroup, Inc.	Russian Ruble	6,625,104	Sell	08/24/12	201,886	202,458	(572)
Citigroup, Inc.	Russian Ruble	6,624,000	Sell	08/24/12	201,582	202,424	(842)
Citigroup, Inc.	Russian Ruble	6,625,725	Sell	08/24/12	201,635	202,477	(842)
Citigroup, Inc.	Indian Rupee	30,431,782	Sell	07/13/12	561,000	543,497	17,503
Citigroup, Inc.	South Korean Won	254,448,320	Sell	07/13/12	224,000	221,952	2,048
Citigroup, Inc.	Swiss Franc	113,750	Sell	07/13/12	123,439	119,881	3,558
Citigroup, Inc.	Hungarian Forint	430,115,101	Sell	07/13/12	1,854,997	1,901,225	(46,228)
Citigroup, Inc.	Mexican Peso	3,009,393	Sell	08/24/12	218,666	224,348	(5,682)
Citigroup, Inc.	Mexican Peso	2,996,203	Sell	08/24/12	217,708	223,365	(5,657)
Credit Suisse First Boston	Norwegian Krone	473,711	Sell	07/13/12	78,000	79,595	(1,595)
Credit Suisse First Boston	Swedish Krona	332,183	Sell	07/13/12	47,000	47,997	(997)
Credit Suisse First Boston	Swiss Franc	306,315	Sell	07/13/12	319,000	322,824	(3,824)
Credit Suisse First Boston	British Pound	664,967	Sell	07/13/12	1,043,000	1,041,407	1,593
Credit Suisse First Boston	Norwegian Krone	6,034	Sell	07/13/12	1,000	1,014	(14)
Credit Suisse First Boston	Swiss Franc	71,669	Sell	07/13/12	75,000	75,531	(531)
Credit Suisse First Boston	Swedish Krona	364,149	Sell	07/13/12	50,000	52,616	(2,616)
Credit Suisse First Boston	British Pound	161,981	Sell	07/13/12	251,000	253,680	(2,680)
Credit Suisse First Boston	Swiss Franc	126,447	Sell	07/13/12	132,000	133,262	(1,262)
Credit Suisse First Boston	EU Euro	833,210	Sell	08/24/12	1,040,000	1,054,983	(14,983)
Credit Suisse First Boston	EU Euro	418,180	Sell	08/24/12	522,000	529,486	(7,486)
Credit Suisse First Boston	Norwegian Krone	1,257,338	Sell	07/13/12	214,000	211,264	2,736
Credit Suisse First Boston	Swedish Krona	1,882,071	Sell	07/13/12	270,000	271,941	(1,941)
Credit Suisse First Boston	Norwegian Krone	3,013,580	Sell	07/13/12	513,000	506,356	6,644
Credit Suisse First Boston	Swedish Krona	646,879	Sell	07/13/12	93,000	93,468	(468)
Credit Suisse First Boston	Norwegian Krone	2,547,712	Sell	07/13/12	436,000	428,079	7,921
Credit Suisse First Boston	Singapore Dollar	675,792	Sell	07/13/12	544,000	533,483	10,517
Credit Suisse First Boston	Swedish Krona	910,096	Sell	07/13/12	135,000	131,500	3,500
Credit Suisse First Boston	Norwegian Krone	1,272,783	Sell	07/13/12	222,000	213,859	8,141
Credit Suisse First Boston	EU Euro	3,090	Sell	08/24/12	3,853	3,912	(59)
Credit Suisse First Boston	Japanese Yen	41,239,948	Sell	08/24/12	519,000	516,327	2,673
Credit Suisse First Boston	Japanese Yen	41,247,733	Sell	08/24/12	519,000	516,424	2,576
Credit Suisse First Boston	Swiss Franc	178,342	Sell	07/13/12	196,560	187,954	8,606
Credit Suisse First Boston	Swedish Krona	2,706,588	Sell	07/13/12	402,000	391,076	10,924
Credit Suisse First Boston	Swedish Krona	1,448,456	Sell	07/13/12	214,000	209,288	4,712
Credit Suisse First Boston	Norwegian Krone	3,611,452	Sell	07/13/12	629,000	606,813	22,187
Credit Suisse First Boston	Norwegian Krone	2,003,598	Sell	07/13/12	347,000	336,654	10,346
Credit Suisse First Boston	Swedish Krona	1,447,622	Sell	07/13/12	214,000	209,168	4,832
Credit Suisse First Boston	Swiss Franc	385,591	Sell	07/13/12	422,000	406,373	15,627
Credit Suisse First Boston	Japanese Yen	14,955,456	Sell	08/24/12	188,000	187,243	757
Credit Suisse First Boston	South African Rand	2,708,177	Sell	08/24/12	321,999	328,463	(6,464)
Credit Suisse First Boston	Canadian Dollar	1,109,797	Sell	08/24/12	1,104,150	1,088,678	15,472
Credit Suisse First Boston	EU Euro	890,223	Sell	08/24/12	1,145,000	1,127,172	17,828
Deutsche Bank AG	British Pound	334,790	Sell	07/13/12	522,000	524,316	(2,316)
Deutsche Bank AG	Australian Dollar	521,422	Sell	07/13/12	522,000	532,998	(10,998)
Deutsche Bank AG	Swedish Krona	722,392	Sell	07/13/12	103,000	104,379	(1,379)
Deutsche Bank AG	South Korean Won	137,849,600	Sell	07/13/12	119,000	120,245	(1,245)
Deutsche Bank AG	Australian Dollar	58,679	Sell	07/13/12	59,000	59,982	(982)
Deutsche Bank AG	Norwegian Krone	3,209,145	Sell	07/13/12	538,000	539,216	(1,216)
Deutsche Bank AG	New Zealand Dollar	664,508	Sell	07/13/12	524,000	531,435	(7,435)
Deutsche Bank AG	Australian Dollar	512,710	Sell	07/13/12	521,000	524,092	(3,092)
Deutsche Bank AG	British Pound	333,753	Sell	07/13/12	524,000	522,691	1,309
Deutsche Bank AG	Swedish Krona	3,713,514	Sell	07/13/12	524,000	536,567	(12,567)
Deutsche Bank AG	Australian Dollar	219,909	Sell	07/13/12	217,000	224,791	(7,791)
Deutsche Bank AG	Australian Dollar	267,269	Sell	07/13/12	263,000	273,202	(10,202)
Deutsche Bank AG	Swedish Krona	934,663	Sell	07/13/12	130,000	135,050	(5,050)
Deutsche Bank AG	Swedish Krona	3,762,539	Sell	07/13/12	519,000	543,651	(24,651)
Deutsche Bank AG	Australian Dollar	568,017	Sell	07/13/12	543,000	580,627	(37,627)
Deutsche Bank AG	British Pound	64,449	Sell	07/13/12	101,000	100,933	67

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	South Korean Won	376,909,500	Sell	07/13/12	$318,000	$328,774	$(10,774)
Deutsche Bank AG	Mexican Peso	6,035,469	Sell	08/24/12	439,000	449,940	(10,940)
Deutsche Bank AG	South Korean Won	153,370,800	Sell	07/13/12	132,000	133,784	(1,784)
Deutsche Bank AG	South Korean Won	399,613,500	Sell	07/13/12	345,000	348,578	(3,578)
Deutsche Bank AG	New Zealand Dollar	106,946	Sell	07/13/12	83,000	85,529	(2,529)
Deutsche Bank AG	Brazilian Real	2,136,340	Sell	07/13/12	1,065,878	1,060,594	5,284
Deutsche Bank AG	Hungarian Forint	176,327,640	Sell	07/13/12	784,557	779,415	5,142
Deutsche Bank AG	EU Euro	8,748	Sell	08/24/12	11,000	11,077	(77)
Deutsche Bank AG	Hungarian Forint	98,404,100	Sell	07/13/12	436,548	434,973	1,575
Deutsche Bank AG	Russian Ruble	17,376,660	Sell	08/24/12	529,526	531,017	(1,491)
Deutsche Bank AG	South Korean Won	297,180,000	Sell	07/13/12	260,000	259,227	773
Deutsche Bank AG	Swedish Krona	3,812,600	Sell	07/13/12	556,000	550,884	5,116
Deutsche Bank AG	South African Rand	1,783,356	Sell	08/24/12	215,244	216,296	(1,052)
Deutsche Bank AG	Japanese Yen	17,997,180	Sell	08/24/12	228,000	225,326	2,674
Deutsche Bank AG	Swiss Franc	161,878	Sell	07/13/12	176,000	170,603	5,397
Deutsche Bank AG	Swiss Franc	196,878	Sell	07/13/12	215,000	207,489	7,511
Deutsche Bank AG	Swiss Franc	26,481	Sell	07/13/12	29,000	27,908	1,092
Deutsche Bank AG	EU Euro	620,921	Sell	08/24/12	780,000	786,190	(6,190)
Deutsche Bank AG	Canadian Dollar	53,733	Sell	08/24/12	52,000	52,710	(710)
Deutsche Bank AG	Swiss Franc	186,478	Sell	07/13/12	205,000	196,528	8,472
Deutsche Bank AG	Japanese Yen	49,951,763	Sell	08/24/12	632,000	625,399	6,601
Deutsche Bank AG	Australian Dollar	278,217	Sell	07/13/12	284,000	284,394	(394)
Deutsche Bank AG	Australian Dollar	321,689	Sell	07/13/12	329,000	328,831	169
Deutsche Bank AG	Swedish Krona	1,439,701	Sell	07/13/12	213,000	208,023	4,977
Deutsche Bank AG	Australian Dollar	268,756	Sell	07/13/12	276,000	274,722	1,278
Deutsche Bank AG	Norwegian Krone	2,095,192	Sell	07/13/12	363,000	352,044	10,956
Deutsche Bank AG	Russian Ruble	12,625,500	Sell	08/24/12	380,000	385,825	(5,825)
Deutsche Bank AG	New Zealand Dollar	2,360,531	Sell	07/13/12	1,929,000	1,887,815	41,185
Deutsche Bank AG	South Korean Won	3,525,858,419	Sell	07/13/12	3,082,583	3,075,564	7,019
Deutsche Bank AG	EU Euro	26,326	Sell	08/24/12	33,000	33,334	(334)
Deutsche Bank AG	EU Euro	3,461,539	Sell	08/24/12	4,335,713	4,382,888	(47,175)
Deutsche Bank AG	Turkish Lira	2,509,750	Sell	08/24/12	1,329,000	1,370,651	(41,651)
Deutsche Bank AG	South African Rand	6,416,007	Sell	08/24/12	754,000	778,171	(24,171)
Deutsche Bank AG	EU Euro	207,398	Sell	08/24/12	264,000	262,601	1,399
Deutsche Bank AG	EU Euro	865,844	Sell	08/24/12	1,104,000	1,096,304	7,696
Deutsche Bank AG	EU Euro	230,575	Sell	08/24/12	294,000	291,947	2,053
Deutsche Bank AG	South African Rand	35,815,748	Sell	08/24/12	4,314,007	4,343,942	(29,935)
Deutsche Bank AG	Canadian Dollar	242,031	Sell	08/24/12	241,000	237,425	3,575
Deutsche Bank AG	Russian Ruble	15,346,118	Sell	08/24/12	497,000	468,965	28,035
HSBC	Indian Rupee	60,474,070	Sell	07/13/12	1,063,000	1,080,037	(17,037)
HSBC	South Korean Won	380,445,000	Sell	07/13/12	325,000	331,858	(6,858)
HSBC	Russian Ruble	13,443,500	Sell	08/24/12	409,214	410,823	(1,609)
HSBC	Brazilian Real	1,780,168	Sell	07/13/12	926,640	883,772	42,868
HSBC	EU Euro	214,107	Sell	08/24/12	270,000	271,095	(1,095)
HSBC	Chinese Yuan	5,794,330	Sell	08/24/12	909,228	909,740	(512)
HSBC	Brazilian Real	5,119,301	Sell	07/13/12	2,745,677	2,541,498	204,179
HSBC	Brazilian Real	5,230,010	Sell	07/13/12	2,805,055	2,596,461	208,594
HSBC	Thai Baht	23,183,014	Sell	08/24/12	732,134	727,228	4,906
JPMorgan Chase & Co.	Danish Krone	1,938,097	Sell	07/13/12	324,000	330,012	(6,012)
JPMorgan Chase & Co.	New Zealand Dollar	48,051	Sell	07/13/12	38,000	38,428	(428)
JPMorgan Chase & Co.	Brazilian Real	2,000,960	Sell	07/13/12	962,000	993,385	(31,385)
JPMorgan Chase & Co.	British Pound	51,861	Sell	07/13/12	80,000	81,220	(1,220)
JPMorgan Chase & Co.	British Pound	123,371	Sell	07/13/12	191,000	193,211	(2,211)
JPMorgan Chase & Co.	Singapore Dollar	691,850	Sell	07/13/12	537,000	546,159	(9,159)
JPMorgan Chase & Co.	British Pound	481,884	Sell	07/13/12	753,000	754,680	(1,680)
JPMorgan Chase & Co.	Mexican Peso	7,174,794	Sell	08/24/12	522,000	534,876	(12,876)
JPMorgan Chase & Co.	New Zealand Dollar	145,648	Sell	07/13/12	111,000	116,481	(5,481)
JPMorgan Chase & Co.	Mexican Peso	32,929	Sell	08/24/12	2,396	2,454	(58)
JPMorgan Chase & Co.	New Zealand Dollar	140,667	Sell	07/13/12	108,000	112,498	(4,498)
JPMorgan Chase & Co.	Canadian Dollar	246,426	Sell	08/24/12	240,000	241,736	(1,736)
JPMorgan Chase & Co.	British Pound	136,225	Sell	07/13/12	220,000	213,342	6,658
JPMorgan Chase & Co.	Norwegian Krone	2,770,354	Sell	07/13/12	475,000	465,488	9,512
JPMorgan Chase & Co.	Australian Dollar	1,515,004	Sell	07/13/12	1,556,000	1,548,638	7,362
JPMorgan Chase & Co.	Australian Dollar	267,220	Sell	07/13/12	274,000	273,153	847
JPMorgan Chase & Co.	Mexican Peso	8,748,124	Sell	08/24/12	596,000	652,167	(56,167)
JPMorgan Chase & Co.	Mexican Peso	8,743,260	Sell	08/24/12	596,000	651,804	(55,804)
JPMorgan Chase & Co.	South African Rand	6,739,715	Sell	08/24/12	782,000	817,432	(35,432)
JPMorgan Chase & Co.	Mexican Peso	19,583	Sell	08/24/12	1,394	1,460	(66)
JPMorgan Chase & Co.	New Zealand Dollar	851,526	Sell	07/13/12	692,592	681,001	11,591
JPMorgan Chase & Co.	Australian Dollar	2,088,926	Sell	07/13/12	2,140,863	2,135,301	5,562
JPMorgan Chase & Co.	Mexican Peso	979,436	Sell	08/24/12	69,255	73,016	(3,761)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Russian Ruble	12,844,520	Sell	08/24/12	$406,183	$392,519	$13,664
JPMorgan Chase & Co.	Japanese Yen	25,765,893	Sell	08/24/12	322,000	322,591	(591)
JPMorgan Chase & Co.	Chinese Yuan	3,160,550	Sell	08/24/12	500,000	496,223	3,777
Morgan Stanley	British Pound	686,197	Sell	07/13/12	1,097,000	1,074,656	22,344
Morgan Stanley	South Korean Won	476,339,100	Sell	07/13/12	417,000	415,505	1,495
UBS AG	Swiss Franc	199,246	Sell	07/13/12	216,000	209,985	6,015
UBS AG	Norwegian Krone	1,574,673	Sell	07/13/12	271,000	264,584	6,416
UBS AG	British Pound	926,100	Sell	07/13/12	1,502,280	1,450,368	51,912
UBS AG	Swedish Krona	2,386,405	Sell	07/13/12	354,000	344,813	9,187
UBS AG	Swiss Franc	194,386	Sell	07/13/12	214,000	204,863	9,137
UBS AG	Norwegian Krone	5,702,591	Sell	07/13/12	990,000	958,176	31,824
							$(20,636)

ING Balanced Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	5	09/06/12	$828,524	$(79,029)
Australia 10-Year Bond	19	09/17/12	2,439,713	(17,257)
Canada 10-Year Bond	6	09/19/12	815,932	6,379
Euro-Bobl 5-Year	60	09/06/12	9,558,846	(50,290)
Long Gilt	35	09/26/12	6,529,028	28,982
Mini MSCI EAFE Index	4	09/21/12	284,760	12,012
Mini MSCI Emerging Markets Index	17	09/21/12	802,995	28,080
S&P 500 E-Mini	102	09/21/12	6,917,640	459,061
S&P Mid 400 E-Mini	6	09/21/12	563,700	14,667
Short Gilt	10	09/26/12	1,629,262	(1,032)
U.S. Treasury 2-Year Note	68	09/28/12	14,972,750	(6,970)
U.S. Treasury 5-Year Note	104	09/28/12	12,892,750	9,881
U.S. Treasury Long Bond	68	09/19/12	10,061,875	(1,295)
U.S. Treasury Ultra Long Bond	6	09/19/12	1,001,062	(23,546)
			$69,298,837	$379,643
Short Contracts
Australia 3-Year Bond	(53)	09/17/12	$(5,988,217)	$16,404
Euro-Bund	(36)	09/06/12	(6,419,134)	99,854
Euro-Schatz	(6)	09/06/12	(838,990)	2,079
Medium Gilt	(21)	09/26/12	(3,727,976)	(3,494)
U.S. Treasury 10-Year Note	(86)	09/19/12	(11,470,250)	(34,371)
			$(28,444,567)	$80,472

ING Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.17	Buy	(5.000)	06/20/17	USD	974,900	$(94,623)	$(75,669)	$(18,954)
Credit Suisse First Boston	CDX.EM.17	Buy	(5.000)	06/20/17	USD	835,628	(81,106)	(65,106)	(16,000)
							$(175,729)	$(140,775)	$(34,954)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	284,000	$14,903	$22,512	$(7,609)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	140,000	7,347	11,563	(4,216)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	959,000	50,325	41,370	8,955
							$72,575	$75,445	$(2,870)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	284,000	$(44,529)	$(28,471)	$(16,058)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	139,000	(21,794)	(12,774)	(9,020)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	241,000	(37,787)	(21,867)	(15,920)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	480,000	(75,261)	(21,857)	(53,404)
								$(179,371)	$(84,969)	$(94,402)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Bank of America	01/02/17	BRL	10,000,000	$(170,201)	$—	$(170,201)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	6,000,000	(102,532)	—	(102,532)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	6,400,000	(109,367)	—	(109,367)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	6,000,000	(102,121)	—	(102,121)
Receive a fixed rate equal to 2.175% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/27/22	CAD	3,300,000	2,957	—	2,957
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	950,000,000	(9,504)	—	(9,504)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	950,000,000	(6,055)	—	(6,055)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	950,000,000	$(2,607)	$—	$(2,607)
Receive a floating rate based on the 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.850% Counterparty: Bank of America	03/23/17	CZK	30,000,000	(23,582)	—	(23,582)
Receive a floating rate based on 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	38,000,000	(22,569)	—	(22,569)
Receive a fixed rate equal to 0.988% and pay a floating rate based on the 6-month EUR-EURIBOR Counterparty: Credit Suisse First Boston	05/21/14	EUR	5,400,000	14,905	—	14,905
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	2,000,000,000	(28,158)	—	(28,158)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse First Boston	03/26/17	KRW	2,250,000,000	(31,145)	—	(31,145)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.390% Counterparty: Deutsche Bank AG	05/10/14	KRW	3,200,000,000	(6,023)	—	(6,023)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.680% Counterparty: Bank of America	03/27/17	MXN	27,000,000	(43,450)	—	(43,450)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Barclays Bank PLC	06/13/14	MXN	17,000,000	(6,053)	—	(6,053)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a fixed rate equal to 4.760% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/17/14	MXN	39,000,000	(1,525)	—	(1,525)
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/11/14	MXN	32,000,000	(712)	—	(712)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.350% Counterparty: Credit Suisse First Boston	06/07/17	MXN	13,000,000	(5,605)	—	(5,605)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Credit Suisse First Boston	06/13/17	MXN	21,000,000	(7,478)	—	(7,478)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.480% Counterparty: Credit Suisse First Boston	05/06/22	MXN	9,550,000	(35,546)	—	(35,546)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.490% Counterparty: Credit Suisse First Boston	05/23/22	MXN	9,500,000	(35,843)	—	(35,843)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	08/09/13	MXN	25,545,910	1,548	—	1,548
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/11/14	MXN	49,000,000	(1,090)	—	(1,090)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.580% Counterparty: Deutsche Bank AG	08/05/16	MXN	22,352,672	(30,149)	—	(30,149)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.340% Counterparty: Deutsche Bank AG	06/07/17	MXN	20,000,000	(7,931)	—	(7,931)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.480% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/30/21	MXN	6,386,478	$25,611	$—	$25,611
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.370% Counterparty: Deutsche Bank AG	05/25/22	MXN	9,500,000	(28,588)	—	(28,588)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.310% Counterparty: JPMorgan Chase & Co.	06/03/22	MXN	9,000,000	(23,553)	—	(23,553)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a fixed rate equal to 4.755% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	48,000,000	(2,225)	—	(2,225)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.305% Counterparty: UBS Warburg LLC	06/03/22	MXN	10,000,000	(25,855)	—	(25,855)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/16/14	PLN	16,000,000	965	—	965
Receive a fixed rate equal to 4.850% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/30/14	PLN	15,000,000	3,051	—	3,051
Receive a floating rate based on 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	6,500,000	(37,930)	—	(37,930)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Bank of America	01/16/17	PLN	7,000,000	(20,900)	—	(20,900)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Barclays Bank PLC	06/04/17	PLN	4,500,000	(10,973)	—	(10,973)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	4,500,000	(10,973)	—	(10,973)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.444% Counterparty: Credit Suisse First Boston	12/24/20	USD	5,580,000	(837,230)	—	(837,230)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.083% Counterparty: Deutsche Bank AG	04/26/22	USD	3,022,000	(90,631)	—	(90,631)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.654% Counterparty: JPMorgan Chase & Co.	05/21/14	USD	7,800,000	(15,847)	—	(15,847)
				$(1,846,246)	$—	$(1,846,246)

ING Balanced Portfolio Written OTC Options on June 30, 2012:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
2,700,000	Barclays Bank PLC	CAD Put vs. USD Call Currency Option	1.200	USD	08/16/12	$1,345	$(113)
4,300,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.203	USD	01/04/13	51,256	(64,605)
5,100,000	HSBC	EUR Put vs. USD Call Currency Option	1.150	USD	08/31/12	4,525	(5,341)
1,300,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.300	USD	07/05/12	2,015	(209)
4,100,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.360	USD	09/17/12	19,762	(4,694)
1,300,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1.295	USD	08/23/12	5,270	(8,204)
1,600,000	Barclays Bank PLC	USD Put vs. SEK Call Currency Option	7.020	USD	08/31/12	21,600	(42,476)
1,000,000	Deutsche Bank AG	ZAR Put vs. USD Call Currency Option	8.600	USD	07/19/12	8,470	(3,168)
					Total Written OTC Options	$114,243	$(128,810)

ING Balanced Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity		Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption Citigroup, Inc.	3-month -	USD	LIBOR-BBA	Pay	2.648%	07/09/12	USD	6,100,000	$30,500	$—
							Total Written Swaptions		$30,500	$—

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Investments in securities at value*	$112,139
Foreign exchange contracts	Investments in securities at value*	180,807
Interest rate contracts	Investments in securities at value*	1
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,290,857
Credit contracts	Upfront payments paid on swap agreements	75,445
Interest rate contracts	Unrealized appreciation on swap agreements	57,992
Equity contracts	Net Assets — Unrealized depreciation**	513,820
Interest rate contracts	Net Assets — Unrealized appreciation**	163,579
Total Asset Derivatives		$3,394,640
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,136,795
Credit contracts	Upfront payments received on swap agreements	225,744
Credit contracts	Unrealized depreciation on swap agreements	132,226
Interest rate contracts	Unrealized depreciation on swap agreements	1,846,246
Equity contracts	Net Assets — Unrealized depreciation**	217,284
Foreign exchange contracts	Written options, at fair value	128,810
Total Liability Derivatives		$4,687,105

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$(46,087)	$—	$—	$(107,002)	$69,390	$(83,699)
Equity contracts	—	—	(286,280)	—	—	(286,280)
Foreign exchange contracts	(275,246)	(950,632)	—	—	117,682	(1,108,196)
Interest rate contracts	(64,000)	—	(293,117)	(2,217,560)	65,244	(2,509,433)
Total	$(385,333)	$(950,632)	$(579,397)	$(2,324,562)	$252,316	$(3,987,608)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$(93,115)	$—	$—	$(30,229)		$(123,344)
Equity contracts	—	—	306,456	—	$—	306,456
Foreign exchange contracts	(142,692)	307,668	—		(170,247)	(5,271)
Interest rate contracts	(29,999)	—	(22,749)	582,829	30,500	560,581
Total	$(265,806)	$307,668	$283,707	$552,600	$(139,747)	$738,422

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012

(as a percentage of net assets)

Information Technology	92.6%
Consumer Discretionary	4.5%
Health Care	0.5%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
140,726	@	Commvault Systems, Inc.	$6,975,788	2.0
51,910	@	Concur Technologies, Inc.	3,535,071	1.0
275,800	@	eBay, Inc.	11,586,358	3.3
262,356	@	Fairchild Semiconductor International, Inc.	3,699,220	1.1
105,400		Fidelity National Information Services, Inc.	3,592,032	1.0
103,200	@	Fiserv, Inc.	7,453,104	2.2
8,960	@	Google, Inc. - Class A	5,197,427	1.5
92,153		International Business Machines Corp.	18,023,284	5.2
256,800		Intel Corp.	6,843,720	2.0
59,500		Intuit, Inc.	3,531,325	1.0
256,237		Jabil Circuit, Inc.	5,209,298	1.5
112,670		KLA-Tencor Corp.	5,548,998	1.6
90,445	@	Lam Research Corp.	3,413,394	1.0
173,059		Linear Technology Corp.	5,421,939	1.6
16,900		Mastercard, Inc.	7,268,859	2.1
206,100		Maxim Integrated Products	5,284,404	1.5
131,156	@	Micros Systems, Inc.	6,715,187	1.9
116,083		Microsoft Corp.	3,550,979	1.0
19,393	@	MicroStrategy, Inc.	2,518,375	0.7
216,900	@	NetApp, Inc.	6,901,758	2.0
215,600		Paychex, Inc.	6,771,996	2.0
244,424	@	Polycom, Inc.	2,571,341	0.7
233,434		Qualcomm, Inc.	12,997,605	3.8
78,253	@	Red Hat, Inc.	4,419,729	1.3
98,000	@	ServiceNow, Inc.	2,410,800	0.7
49,178	@	SolarWinds, Inc.	2,142,194	0.6
72,300		Tencent Holdings Ltd.	2,135,112	0.6
48,908	@	Teradata Corp.	3,521,865	1.0
233,500		Texas Instruments, Inc.	6,699,115	1.9
61,300		Visa, Inc.	7,578,519	2.2
183,929	@	Web.com Group, Inc.	3,369,579	1.0
150,843		Western Union Co.	2,540,196	0.7
160,000		Xilinx, Inc.	5,371,200	1.6
493,717		Other Securities	12,090,602	3.5
			320,383,459	92.6
		Total Common Stock (Cost $316,445,001)	337,648,165	97.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 4.5%
47,075	@	Amazon.com, Inc.	$10,749,576	3.1
6,910	@	Priceline.com, Inc.	4,591,833	1.3
12,700		Other Securities	311,150	0.1
			15,652,559	4.5
		Health Care: 0.5%
11,166		Other Securities	1,612,147	0.5
		Information Technology: 92.6%
60,500		Accenture PLC	3,635,445	1.1
188,100	@	ACI Worldwide, Inc.	8,315,901	2.4
40,500	@	Alliance Data Systems Corp.	5,467,500	1.6
183,971		Altera Corp.	6,225,579	1.8
63,600		Amphenol Corp.	3,492,912	1.0
73,178	@	Apple, Inc.	42,735,952	12.3
67,092		ASML Holding NV	3,445,590	1.0
97,300	@	Autodesk, Inc.	3,404,527	1.0
125,449		Automatic Data Processing, Inc.	6,982,491	2.0
199,499		Avago Technologies Ltd.	7,162,014	2.1
110,500	@	Avnet, Inc.	3,410,030	1.0
272,900		Broadcom Corp.	9,224,020	2.7
461,926		Cisco Systems, Inc.	7,931,269	2.3
65,009	@	Citrix Systems, Inc.	5,456,856	1.6
110,050	@	Cognizant Technology Solutions Corp.	6,603,000	1.9

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
10,325,012	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,325,012)	$10,325,012	3.0
	Total Short-Term Investments (Cost $10,325,012)	10,325,012	3.0
	Total Investments in Securities (Cost $326,770,013)	$347,973,177	100.6
	Liabilities in Excess of Other Assets	(1,916,239)	(0.6)
	Net Assets	$346,056,938	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

  Cost for federal income tax purposes is $331,101,286.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$27,392,504
Gross Unrealized Depreciation	(10,520,613)
Net Unrealized Appreciation	$16,871,891

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$15,652,559	$—	$—	$15,652,559
Health Care	1,612,147	—	—	1,612,147
Information Technology	311,251,850	9,131,609	—	320,383,459
Total Common Stock	328,516,556	9,131,609	—	337,648,165
Short-Term Investments	10,325,012	—	—	10,325,012
Total Investments, at fair value	$338,841,568	$9,131,609	$—	$347,973,177
Other Financial Instruments+
Forward Foreign Currency Contracts	—	185,460	—	185,460
Total Assets	$338,841,568	$9,317,069	$—	$348,158,637
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(54,139)	$—	$(54,139)
Total Liabilities	$—	$(54,139)	$—	$(54,139)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Hong Kong Sar Dollar	2,570,000	Buy	07/18/12	$331,276	$331,293	$17
Citigroup, Inc.	EU Euro	644,000	Buy	07/18/12	822,916	815,101	(7,815)
Deutsche Bank AG	Japanese Yen	45,000,000	Buy	07/18/12	555,753	563,107	7,354
Deutsche Bank AG	EU Euro	883,000	Buy	07/18/12	1,103,321	1,117,600	14,279
							$13,835
Citigroup, Inc.	EU Euro	968,000	Sell	07/18/12	1,225,902	1,225,183	719
Citigroup, Inc.	Japanese Yen	45,000,000	Sell	07/18/12	546,521	563,107	(16,586)
Citigroup, Inc.	EU Euro	2,468,000	Sell	07/18/12	3,286,801	3,123,710	163,091
Royal Bank of Scotland Group PLC	Hong Kong Sar Dollar	15,803,000	Sell	07/18/12	2,036,091	2,037,135	(1,044)
UBS AG	EU Euro	1,638,000	Sell	07/18/12	2,044,498	2,073,192	(28,694)
							$117,486

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$185,460
Total Asset Derivatives		$185,460
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$54,139
Total Liability Derivatives		$54,139

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$25,125
Total	$25,125
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(135,584)
Total	$(135,584)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Information Technology	19.6%
Consumer Discretionary	13.3%
Financials	13.0%
Health Care	12.1%
Energy	11.6%
Industrials	10.0%
Consumer Staples	7.8%
Telecommunication Services	3.4%
Materials	2.9%
Utilities	2.1%
Assets in Excess of Other Liabilities*	4.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 13.3%
1,537,000		CBS Corp. - Class B	$50,382,860	1.3
2,296,900		Comcast Corp. - Class A	73,431,893	1.8
1,978,900		Lowe's Cos., Inc.	56,279,916	1.4
1,384,132		Macy's, Inc.	47,544,934	1.2
1,011,171	@	Michael Kors Holdings Ltd.	42,307,395	1.1
2,349,200		Newell Rubbermaid, Inc.	42,614,488	1.1
999,500		Starbucks Corp.	53,293,340	1.3
854,000		Wyndham Worldwide Corp.	45,039,960	1.1
5,465,824		Other Securities (a)	118,244,998	3.0
			529,139,784	13.3
		Consumer Staples: 7.8%
2,097,500		Altria Group, Inc.	72,468,625	1.8
610,400		Beam, Inc.	38,143,896	1.0
1,893,000		Coca-Cola Enterprises, Inc.	53,079,720	1.3
610,400		Costco Wholesale Corp.	57,988,000	1.4
523,000		JM Smucker Co.	39,496,960	1.0
1,157,342		Other Securities	50,697,722	1.3
			311,874,923	7.8
		Energy: 11.6%
2,285,215		ExxonMobil Corp.	195,545,847	4.9
1,737,200		Halliburton Co.	49,319,108	1.3
575,315		National Oilwell Varco, Inc.	37,073,299	0.9
789,000		Range Resources Corp.	48,815,430	1.2
608,600		Royal Dutch Shell PLC - Class A ADR	41,037,898	1.0
1,911,800		Other Securities	91,190,620	2.3
			462,982,202	11.6

Shares			Value	Percentage of Net Assets
		Financials: 13.0%
1,508,470		Citigroup, Inc.	$41,347,162	1.0
3,988,300		Fifth Third Bancorp.	53,443,220	1.4
2,050,160		JPMorgan Chase & Co.	73,252,217	1.8
952,600		Prudential Financial, Inc.	46,134,418	1.2
631,000		Travelers Cos., Inc.	40,283,040	1.0
2,238,900		US Bancorp.	72,003,024	1.8
3,360,400		Wells Fargo & Co.	112,371,776	2.8
1,900,400		XL Group PLC	39,984,416	1.0
1,537,058		Other Securities	40,845,140	1.0
			519,664,413	13.0
		Health Care: 12.1%
1,164,200		Abbott Laboratories	75,055,974	1.9
1,139,500		Cardinal Health, Inc.	47,859,000	1.2
777,277		Covidien PLC	41,584,320	1.0
832,300	@	Gilead Sciences, Inc.	42,680,344	1.1
919,700		Johnson & Johnson	62,134,932	1.5
4,818,917		Pfizer, Inc.	110,835,091	2.8
516,500	@	Watson Pharmaceuticals, Inc.	38,215,835	1.0
2,116,400		Other Securities	65,162,578	1.6
			483,528,074	12.1
		Industrials: 10.0%
1,100,300		Boeing Co.	81,752,290	2.0
751,500		Dover Corp.	40,287,915	1.0
813,100		Fluor Corp.	40,118,354	1.0
736,500		General Dynamics Corp.	48,579,540	1.2
320,130	@	TransDigm Group, Inc.	42,993,459	1.1
757,480		Union Pacific Corp.	90,374,939	2.3
984,500		Other Securities	55,296,195	1.4
			399,402,692	10.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 19.6%
2,004,300	@	Adobe Systems, Inc.	$64,879,191	1.6
414,207	@	Apple, Inc.	241,896,888	6.0
245,100	@	Google, Inc. - Class A	142,175,157	3.6
3,904,500		Intel Corp.	104,054,925	2.6
2,802,500		Oracle Corp.	83,234,250	2.1
1,079,317		Qualcomm, Inc.	60,096,371	1.5
3,056,600		Other Securities	87,511,981	2.2
			783,848,763	19.6
		Materials: 2.9%
833,200		Eastman Chemical Co.	41,968,284	1.0
951,000		EI Du Pont de Nemours & Co.	48,092,070	1.2
823,500		Other Securities	26,261,415	0.7
			116,321,769	2.9
		Telecommunication Services: 3.4%
2,693,100		AT&T, Inc.	96,035,946	2.4
1,028,300		CenturyTel, Inc.	40,607,567	1.0
			136,643,513	3.4
		Utilities: 2.1%
1,261,500		Exelon Corp.	47,457,630	1.2
2,051,800		Other Securities	36,070,644	0.9
			83,528,274	2.1
		Total Common Stock (Cost $3,299,699,922)	3,826,934,407	95.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: —%
10,000,000		Other Securities	$—	—
		Utilities: —%
20,000,000		Other Securities	—	—
		Total Corporate Bonds/Notes (Cost $—)	—	—
		Total Long-Term Investments (Cost $3,299,699,922)	3,826,934,407	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc(1): 0.7%
6,416,053	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $6,416,158, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,544,374, due 07/01/42-02/20/61)	$6,416,053	0.2
6,416,053	Daiwa Capital Markets, Repurchase Agreement dated 06/29/12, 0.26%, due 07/02/12 (Repurchase Amount $6,416,190, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,544,374, due 11/15/12-03/01/48)	6,416,053	0.2
6,416,053	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $6,416,148, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $6,544,374, due 04/01/24-06/01/42)	6,416,053	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
6,416,053	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $6,416,185, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,544,374, due 10/01/14-02/25/44)	$6,416,053	0.2
1,350,747	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,350,769, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,377,762, due 07/01/21-04/01/42)	1,350,747	0.0
		27,014,959	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
163,591,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $163,591,000)	$163,591,000	4.1
	Total Short-Term Investments (Cost $190,605,959)	190,605,959	4.8
	Total Investments in Securities (Cost $3,490,305,881)	$4,017,540,366	100.6
	Liabilities in Excess of Other Assets	(23,269,712)	(0.6)
	Net Assets	$3,994,270,654	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $3,534,313,096.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$690,803,936
Gross Unrealized Depreciation	(207,576,666)
Net Unrealized Appreciation	$483,227,270

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock*	$3,826,934,407	$—	$—	$3,826,934,407
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	163,591,000	27,014,959	—	190,605,959
Total Investments, at fair value	$3,990,525,407	$27,014,959	$—	$4,017,540,366
Other Financial Instruments+
Futures	1,335,113	—	—	1,335,113
Total Assets	$3,991,860,520	$27,014,959	$—	$4,018,875,479

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING Growth and Income Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	800	09/21/12	$54,256,000	$1,335,113
			$54,256,000	$1,335,113

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation**	$1,335,113
Total Asset Derivatives		$1,335,113

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(133,177)
Total	$(133,177)
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,335,113
Total	$1,335,113

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

Corporate Bonds/Notes	35.3%
U.S. Government Agency Obligations	31.9%
Collateralized Mortgage Obligations	14.2%
U.S. Treasury Obligations	13.7%
Foreign Government Bonds	5.9%
Asset-Backed Securities	4.5%
Preferred Stock	0.6%
Purchased Options	0.1%
Liabilities in Excess of Other Assets*	(6.2)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.3%
		Consumer Discretionary: 4.0%
2,671,000	#	ADT Corp., 2.250%, 07/15/17	$2,687,977	0.1
1,796,000	#	ADT Corp., 3.500%, 07/15/22	1,807,334	0.1
2,438,000	#	ADT Corp., 4.875%, 07/15/42	2,400,906	0.1
1,505,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,550,150	0.1
9,384,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%-5.150%, 03/15/17-03/15/42	9,489,148	0.4
8,757,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	10,357,867	0.4
3,275,000	#	Lamar Media Corp., 5.875%, 02/01/22	3,373,250	0.2
755,000	#	Meritage Homes Corp., 7.000%, 04/01/22	779,538	0.0
1,940,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	2,032,150	0.1
685,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	734,663	0.0
8,773,000		Target Corp., 2.900%-4.000%, 01/15/22-07/01/42	8,826,294	0.4
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	3,105,000	0.1
46,373,000		Other Securities	49,086,661	2.0
			96,230,938	4.0
		Consumer Staples: 1.9%
1,762,000	#	Cargill, Inc., 3.250%, 11/15/21	1,796,955	0.1

Principal Amount†			Value	Percentage of Net Assets
1,980,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	$1,930,500	0.1
4,992,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	5,137,607	0.2
5,776,000	#	Kraft Foods Group, Inc., 5.000%, 06/04/42	6,146,247	0.2
27,828,000		Other Securities	32,246,004	1.3
			47,257,313	1.9
		Energy: 6.5%
3,935,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	4,152,291	0.2
9,178,000		BP Capital Markets PLC, 2.248%-3.245%, 11/01/16-05/06/22	9,487,426	0.4
1,005,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	909,525	0.0
4,908,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	5,491,070	0.2
1,599,000		Enbridge Energy Partners L.P., 4.200%, 09/15/21	1,695,970	0.1
4,483,000		Enbridge Energy Partners, 9.875%, 03/01/19	5,892,948	0.2
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,599,662	0.2
3,770,000		Energy Transfer Partners, 9.700%, 03/15/19	4,842,731	0.2
7,750,000		Energy Transfer Partners L.P., 4.650%-6.050%, 06/01/21-06/01/41	7,966,787	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
	1,757,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	$2,002,980	0.1
	405,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	438,413	0.0
	875,000	#	Petroleos Mexicanos, 5.500%, 06/27/44	896,875	0.0
	4,520,000	#	Phillips 66, 2.950%, 05/01/17	4,651,907	0.2
	6,296,000	#	Phillips 66, 4.300%, 04/01/22	6,641,682	0.3
	3,500,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	3,508,890	0.1
	4,114,000	#	Schlumberger Investment SA, 1.950%, 09/14/16	4,221,696	0.2
	1,100,000	#	Sinopec Group Overseas Development 2012 Ltd., 2.750%, 05/17/17	1,121,840	0.0
	1,100,000	#	Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/42	1,177,343	0.1
	10,274,000		Weatherford International Ltd., 4.500%-6.750%, 04/15/22-04/15/42	10,970,118	0.5
	81,469,900		Other Securities (a)	76,927,457	3.2
				156,597,611	6.5
			Financials: 10.8%
	9,429,000		American International Group, Inc., 4.875%-8.175%, 01/16/18-05/15/58	10,188,160	0.4
BRL	9,142,000	#	Banco Votorantim SA, 6.250%, 05/16/16	5,083,289	0.2
	8,446,000		Bank of America Corp., 3.750%- 8.000%, 07/12/16- 12/29/49	8,685,097	0.4
	3,284,000		Berkshire Hathaway Finance Corp., 1.600%-4.400%, 05/15/17-05/15/42	3,341,601	0.1
	4,183,000		Berkshire Hathaway, Inc., 1.900%- 3.400%, 01/31/17- 01/31/22	4,326,948	0.2

Principal Amount†			Value	Percentage of Net Assets
13,615,000		Citigroup, Inc., 3.953%-5.875%, 06/15/16-01/30/42	$14,209,646	0.6
3,491,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	4,414,544	0.2
2,561,000	#	General Electric Capital Corp. / LJ VP Holdings LLC, 3.800%, 06/18/19	2,589,547	0.1
15,593,000		General Electric Capital Corp., 3.350%-7.125%, 10/17/16-12/15/49	16,977,835	0.7
3,259,000		HSBC Finance Corp., 6.676%, 01/15/21	3,536,660	0.1
1,313,000		HSBC Holdings PLC, 4.875%, 01/14/22	1,455,340	0.1
2,367,000		HSBC USA, Inc., 2.375%, 02/13/15	2,395,790	0.1
7,137,000	#	Hyundai Capital America, 4.000%, 06/08/17	7,395,702	0.3
4,439,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	3,262,665	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,806,478	0.2
741,000	#	IPIC GMTN Ltd., 3.750%, 03/01/17	774,345	0.0
2,500,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	2,737,500	0.1
1,899,000	#	Itau Unibanco Holding SA/ Cayman Island, 6.200%, 12/21/21	1,984,455	0.1
5,906,000		JP Morgan Chase Capital XX, 6.550%, 09/29/36	5,935,530	0.2
3,999,000		JPMorgan Chase Capital XXII, 6.450%, 02/02/37	4,018,995	0.2
7,655,000		JPMorgan Chase & Co., 4.350%- 5.400%, 08/15/21- 01/06/42	8,230,092	0.3
4,045,000	#	Metropolitan Life Global Funding I, 3.875%, 04/11/22	4,211,921	0.2
11,512,000		Morgan Stanley, 3.800%-5.500%, 04/29/16-07/28/21	11,327,346	0.5
7,459,000		Murray Street Investment Trust I, 4.647%, 03/09/17	7,484,286	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
1,900,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	$1,919,058	0.1
6,687,000		Wells Fargo & Co., 2.100%-3.500%, 05/08/17-03/08/22	6,817,051	0.3
112,182,000		Other Securities	112,120,948	4.7
			259,230,829	10.8
		Health Care: 1.9%
3,240,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	3,301,272	0.1
2,323,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	2,449,269	0.1
9,223,000		GlaxoSmithKline Capital PLC, 1.500%-2.850%, 05/08/17-05/08/22	9,336,979	0.4
2,170,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	2,443,962	0.1
2,890,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	2,911,675	0.1
8,399,000		WellPoint, Inc., 3.700%-4.625%, 08/15/21-05/15/42	8,812,349	0.4
18,853,000		Other Securities	17,466,899	0.7
			46,722,405	1.9
		Industrials: 1.1%
5,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	5,125,750	0.2
960,000	#	Odebrecht Finance Ltd., 7.500%, 09/29/49	991,488	0.1
18,728,000		Other Securities	19,773,399	0.8
			25,890,637	1.1
		Information Technology: 1.9%
1,975,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	2,019,437	0.1
9,355,000		Hewlett-Packard Co., 2.600%- 5.400%, 09/15/16- 09/15/17	9,751,175	0.4

Principal Amount†			Value	Percentage of Net Assets
7,062,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	$7,101,491	0.3
25,115,000		Other Securities	26,585,905	1.1
			45,458,008	1.9
		Materials: 2.1%
7,720,000		ArcelorMittal, 6.125%-9.850%, 06/01/18-06/01/19	8,739,535	0.4
1,445,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	1,481,125	0.0
2,550,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	2,569,125	0.1
1,585,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	1,843,590	0.1
6,516,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	6,887,171	0.3
1,445,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,640,075	0.1
2,616,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	2,710,042	0.1
22,971,000		Other Securities	24,885,034	1.0
			50,755,697	2.1
		Telecommunication Services: 2.1%
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,526,250	0.1
6,740,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	7,555,702	0.3
2,610,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	2,675,250	0.1
35,659,000		Other Securities	37,050,499	1.6
			49,807,701	2.1
		Utilities: 3.0%
3,505,000	#	Calpine Corp., 7.500%, 02/15/21	3,802,925	0.2
1,800,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	1,847,390	0.1
297,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	314,820	0.0
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	2,224,090	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
3,957,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	$4,488,947	0.2
2,671,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	2,831,260	0.1
1,394,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	1,357,316	0.0
263,476	#	Juniper Generation, LLC, 6.790%, 12/31/14	229,523	0.0
1,892,000	#	Korea Gas Corp., 6.250%, 01/20/42	2,279,423	0.1
2,043,000	#	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	2,088,857	0.1
6,190,000		Oncor Electric Delivery Co. LLC, 6.800%-7.500%, 09/01/18-09/01/38	7,630,376	0.3
37,656,000		Other Securities	42,334,712	1.8
			71,429,639	3.0
		Total Corporate Bonds/Notes (Cost $817,912,893)	849,380,778	35.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.2%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,484,058	0.1
8,665,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	8,893,202	0.4
2,700,000	#	Arkle Master Issuer PLC, 2.166%, 05/17/60	2,730,156	0.1
5,010,000	#	BAMLL-DB Trust, 3.352%, 04/13/29	5,115,195	0.2
5,465,000		Banc of America Commercial Mortgage, Inc., 5.661%, 06/10/49	5,399,819	0.2
76,985,423	#,^	Banc of America Commercial Mortgage, Inc., 0.180%, 10/10/45	640,819	0.0
2,356,316	#	Banc of America Large Loan, Inc., 1.642%, 06/15/18	2,351,699	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	2,824,264	0.1

Principal Amount†			Value	Percentage of Net Assets
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	$2,434,220	0.1
4,211,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.321%, 07/10/43	4,080,844	0.2
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.475%, 03/11/41	1,416,743	0.1
1,182,508	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	1,191,325	0.0
2,030,000	#	Bank of America- First Union NB Commercial Mortgage, 6.250%, 04/11/37	1,905,613	0.1
6,676,387		Banc of America Funding Corp., 5.500%-5.750%, 02/25/35-11/25/35	6,680,967	0.3
776,057		Bear Stearns Alternative-A Trust, 0.885%, 07/25/34	619,096	0.0
1,080,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	1,092,686	0.1
750,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	746,261	0.0
2,040,000	#	Bear Stearns Commercial Mortgage Securities, 5.713%, 04/12/38	1,901,305	0.1
894,353	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	893,318	0.0
2,690,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	2,899,535	0.1
4,104,800		Bear Stearns Commercial Mortgage Securities, 5.134%-6.500%, 02/15/32-02/13/42	3,570,717	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
6,988,359		Citicorp Mortgage Securities, Inc., 6.000%, 06/25/36	$6,939,681	0.3
1,446,439		Citicorp Mortgage Securities, Inc., 6.000%, 08/25/36	1,407,102	0.0
2,152,385	#	Commercial Mortgage Pass Through Certificates, 0.692%, 12/15/20	2,042,937	0.1
1,733,866	#	Commercial Mortgage Pass Through Certificates, 0.742%, 12/15/20	1,491,838	0.1
1,571,583	#	Commercial Mortgage Pass Through Certificates, 0.842%, 12/15/20	786,903	0.0
5,833,589	#	Commercial Mortgage Pass Through Certificates, 3.826%, 07/17/28	5,866,147	0.2
21,394,223	^	Commercial Mortgage Pass Through Certificates, 2.452%-5.811%, 05/15/45-12/10/49	3,912,691	0.2
15,531,178		Countrywide Alternative Loan Trust, 0.645%, 05/25/36	6,175,375	0.3
5,716,927		Countrywide Home Loan Mortgage Pass Through Trust, 5.750%, 06/25/37	4,903,331	0.2
8,811,971		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, 01/25/38	7,281,883	0.3
2,580,525		Countrywide Home Loan Mortgage Pass-through Trust, 0.565%, 04/25/35	417,592	0.0
17,277,748		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.365%- 0.435%, 08/25/36- 10/25/36	7,847,387	0.3
2,679,332	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	2,686,524	0.1

Principal Amount†			Value	Percentage of Net Assets
7,200,000	#	Fosse Master Issuer PLC, 1.727%, 10/18/54	$7,212,449	0.3
6,318,047		Freddie Mac, 5.000%, 02/15/35	7,012,940	0.3
6,378,244		Freddie Mac, 5.500%, 07/15/37	7,406,178	0.3
1,500,000	#	Gracechurch Mortgage Financing PLC, 2.017%, 11/20/56	1,513,399	0.1
13,798,101	#,^	GS Mortgage Securities Corp. II, 1.936%, 08/10/44	1,237,661	0.1
3,500,000	#	Holmes Master Issuer PLC, 2.017%, 10/21/54	3,514,694	0.1
6,500,000	#	Holmes Master Issuer PLC, 2.117%, 10/15/54	6,552,871	0.3
970,000	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	973,130	0.1
3,113,283		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%-5.994%, 12/15/44-06/15/49	3,119,660	0.1
2,692,996		JPMorgan Mortgage Trust, 3.414%-5.314%, 07/25/35	2,669,771	0.1
114,915,503	#,^	LB-UBS Commercial Mortgage Trust, 0.247%, 09/15/39	2,016,422	0.1
39,185,156	#,^	LB-UBS Commercial Mortgage Trust, 0.332%, 11/15/38	649,345	0.0
166,904,499	#,^	LB-UBS Commercial Mortgage Trust, 0.842%, 11/15/38	3,700,690	0.2
2,303,000	#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	2,198,129	0.1
2,000,000	#	LB-UBS Commercial Mortgage Trust, 5.417%, 10/15/36	1,831,308	0.1
1,234,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	1,233,471	0.0
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,317,257	0.2
33,893,275		LB-UBS Commercial Mortgage Trust, 4.895%-6.087%, 02/15/31-11/15/40	31,083,886	1.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
1,595,000	#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	$1,606,163	0.1
158,612,213	#,^	Merrill Lynch Mortgage Trust, 0.667%, 02/12/51	2,572,182	0.1
718,400	#	Morgan Stanley Capital I, 5.910%, 11/15/31	677,203	0.0
4,490,000	#	Morgan Stanley Capital I, 5.987%, 08/12/41	3,896,848	0.2
901,000	#	Morgan Stanley Capital I, 7.350%, 07/15/32	916,849	0.0
30,190,000		Morgan Stanley Capital I, 5.073%-5.793%, 06/15/38-07/12/44	29,380,958	1.2
9,780,000	#	PNC Mortgage Acceptance Corp., 6.220%, 10/12/33	8,955,878	0.4
50,533,857	#,^	RBSCF Trust, 1.125%, 04/15/24	1,132,691	0.0
6,289,000	#	RBSCF Trust, 5.305%, 01/16/49	6,374,219	0.3
14,088,765		Residential Accredit Loans, Inc., 0.415%, 01/25/37	7,051,850	0.3
17,241,022		Residential Accredit Loans, Inc., 0.695%, 12/25/36	6,214,776	0.3
7,000,000	#	Silverstone Master Issuer PLC, 2.016%, 01/21/55	7,062,475	0.3
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	673,830	0.0
3,926,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	3,904,723	0.2
6,154,962		Wachovia Bank Commercial Mortgage Trust, 5.030%-5.927%, 01/15/41-06/15/49	6,455,302	0.3
1,480,288		Wells Fargo Mortgage- Backed Securities Trust, 5.000%, 12/25/33	1,499,484	0.1

Principal Amount†			Value	Percentage of Net Assets
3,839,654	#	Wells Fargo Mortgage- Backed Securities Trust, 5.248%, 06/26/35	$3,422,677	0.1
41,929,000	#,^	WF-RBS Commercial Mortgage Trust, 1.614%, 06/15/45	4,443,522	0.2
15,562,990		Wells Fargo Mortgage Backed Securities Trust, 5.000%-6.000%, 05/25/35-03/25/37	15,396,924	0.6
28,668,469		Other Securities	27,668,819	1.1
		Total Collateralized Mortgage Obligations (Cost $342,420,985)	340,181,867	14.2
U.S. TREASURY OBLIGATIONS: 13.7%
		U.S. Treasury Bonds: 2.5%
35,256,000		1.750%, due 05/15/22	35,581,025	1.5
22,082,000		3.125%, due 02/15/42	23,765,752	1.0
			59,346,777	2.5
		U.S. Treasury Notes: 11.2%
16,280,000		0.250%, due 04/30/14	16,264,111	0.7
15,008,000		0.250%, due 05/31/14	14,992,767	0.6
18,032,000		0.375%, due 06/15/15	18,022,136	0.8
126,629,000		0.625%, due 05/31/17	126,124,510	5.2
94,955,000		1.125%, due 05/31/19	95,177,575	3.9
			270,581,099	11.2
		Total U.S. Treasury Obligations (Cost $330,643,322)	329,927,876	13.7
ASSET-BACKED SECURITIES: 4.5%
		Automobile Asset-Backed Securities: 0.2%
4,250,000	#	SMART Trust, 1.590%, 10/14/16	4,255,010	0.2
		Credit Card Asset-Backed Securities: 0.5%
5,400,000	#	Gracechurch Card Funding PLC, 0.942%, 02/15/17	5,401,280	0.2
7,000,000	#	Penarth Master Issuer PLC, 0.813%, 03/18/14	7,005,985	0.3
			12,407,265	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Home Equity Asset-Backed Securities: 0.1%
1,698,944		Other Securities	$1,641,215	0.1
		Other Asset-Backed Securities: 3.7%
1,245,797	#	ARES CLO Funds, 0.708%, 09/18/17	1,229,594	0.1
2,975,000	#	ARES CLO Funds, 3.117%, 02/26/16	2,747,659	0.1
3,240,000	#	ARES CLO Ltd., 1.817%, 02/26/16	3,071,391	0.1
1,600,000	#	ARES CLO Ltd., 6.901%, 02/26/16	1,596,635	0.1
2,560,224	#	Atrium CDO Corp., 0.797%, 10/27/16	2,517,768	0.1
1,250,000	#	Babson CLO Ltd/ Cayman Islands, 6.812%, 11/15/16	1,241,679	0.1
562,425	#	Callidus Debt Partners Fund Ltd., 0.967%, 05/15/15	559,854	0.0
1,185,322	#	Carlyle High Yield Partners, 0.837%, 08/11/16	1,172,757	0.1
2,985,396	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	2,945,258	0.1
2,876,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	2,406,657	0.1
3,081,552		Credit-Based Asset Servicing and Securitization, LLC, 4.624%- 4.831%, 08/25/35- 12/25/36	2,495,366	0.1
179,028	#	Denali Capital CLO IV Ltd., 0.838%, 08/23/16	177,427	0.0
5,200,000	#	Dryden Leveraged Loan CDO 2002-II, 2.768%, 09/17/16	5,059,407	0.2
805,670	#	Dryden Leveraged Loan CDO 2002-II, 6.184%, 12/22/15	805,670	0.0
27,370,000		Fieldstone Mortgage Investment Corp., 0.405%-0.485%, 11/25/36	9,463,178	0.4
1,874,214	#	First CLO Ltd., 0.778%, 12/14/16	1,862,807	0.1
46,459	#	First CLO Ltd., 0.816%, 07/27/16	46,436	0.0

Principal Amount†			Value	Percentage of Net Assets
2,500,000	#	First CLO Ltd., 1.468%, 12/14/16	$2,408,525	0.1
1,900,000	#	First CLO Ltd., 2.766%, 07/27/16	1,786,785	0.1
2,750,000	#	Galaxy CLO Ltd., 2.017%, 01/15/16	2,748,872	0.1
504,966	#	Granite Ventures Ltd., 0.727%, 12/15/17	502,614	0.0
4,875,000	#	Grayston CLO Ltd., 1.767%, 08/15/16	4,701,469	0.2
4,850,000	#	Gulf Stream Compass CLO Ltd., 0.887%, 05/15/17	4,636,537	0.2
2,975,000	#	Hewett's Island CDO Ltd., 1.668%, 12/15/16	2,723,202	0.1
2,566,929	#	Katonah Ltd., 0.788%, 09/20/16	2,539,265	0.1
3,361,187	#	Landmark CDO Ltd., 1.317%, 01/15/16	3,343,127	0.1
3,565,305	#	Lightpoint CLO Ltd., 0.728%, 09/15/17	3,452,538	0.1
31,090,000		Morgan Stanley ABS Capital I, 0.515%, 03/25/36	12,706,343	0.5
107,704	#	Navigator CDO Ltd., 2.167%, 11/15/15	107,735	0.0
1,900,000	#	Olympic CLO Ltd., 1.367%, 05/15/16	1,872,439	0.1
3,695,434	#	Wind River CLO Ltd., 0.798%, 12/19/16	3,634,027	0.2
3,923,576		Other Securities	2,893,914	0.1
			89,456,935	3.7
		Total Asset-Backed Securities (Cost $111,623,764)	107,760,425	4.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.9%
		Federal Home Loan Mortgage Corporation##: 10.7%
7,609,459	^	6.243%, due 06/15/36	1,241,185	0.0
31,139,000	W	3.000%, due 01/15/27	32,564,584	1.4
10,153,864		4.000%, due 10/01/41	10,798,492	0.4
10,612,130		4.000%, due 12/01/41	11,285,852	0.5
6,991,635		4.500%, due 08/01/41	7,492,012	0.3
9,110,396		4.500%, due 08/01/41	9,762,408	0.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation## (continued)
7,952,534		4.500%, due 10/01/41	$8,521,681	0.4
31,938,257		5.500%, due 02/15/36	35,818,136	1.5
5,953,363		5.500%, due 08/15/36	7,060,002	0.3
11,906,000		5.500%, due 06/15/37	13,262,786	0.5
13,565,882		6.000%, due 10/15/37	15,679,802	0.6
120,515,206	^	3.342%-19.135%, due 08/15/16- 11/01/41	104,793,491	4.4
			258,280,431	10.7
		Federal National Mortgage Association##: 14.1%
26,000,000	W	2.500%, due 05/25/27	26,739,375	1.1
32,308,000	W	3.500%, due 08/15/42	33,877,968	1.4
47,635,000	W	4.000%, due 02/25/39	50,708,948	2.1
8,613,899		4.000%, due 02/01/42	9,187,680	0.4
8,184,888		4.000%, due 03/01/42	8,771,016	0.4
11,216,000	W	4.500%, due 07/15/35	12,034,417	0.5
23,104,537		4.500%, due 09/01/41	24,916,923	1.0
6,427,667		4.500%, due 10/01/41	6,931,872	0.3
14,616,051		5.000%, due 07/01/37	15,907,004	0.7
226,420,355	^,W	2.501%-32.224%, due 06/01/16- 12/25/49	150,433,419	6.2
			339,508,622	14.1
		Government National Mortgage Association: 7.1%
29,109,000	W	3.000%, due 11/15/41	30,505,321	1.3
66,443,000	W	3.500%, due 03/15/42	70,668,356	2.9
8,415,004		4.500%, due 08/20/41	9,296,222	0.4
240,207,859	^	1.625%-24.410%, due 04/20/28- 10/20/60	59,908,092	2.5
			170,377,991	7.1
		Total U.S. Government Agency Obligations (Cost $732,566,616)	768,167,044	31.9

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 5.9%
BRL	70,346,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/14	$35,962,514	1.5
BRL	37,678,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	18,867,270	0.8
BRL	24,070,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	11,904,566	0.5
	1,968,000		Brazilian Government International Bond, 4.875%, 01/22/21	2,285,832	0.1
	1,871,000		Federal Republic of Brazil, 5.625%, 01/07/41	2,304,136	0.1
	4,400,000	#	Indonesia Government International Bond, 3.750%, 04/25/22	4,411,000	0.2
	1,124,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	1,191,440	0.1
	632,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	726,010	0.0
	3,102,323	#	Russia Government Bond, 7.500%, 03/31/30	3,732,374	0.1
	2,158,000		South Africa Government Bond, 5.500%, 03/09/20	2,497,885	0.1
ZAR	169,050,100		South Africa Government Bond, 10.500%, 12/21/26	25,136,715	1.0
	894,000	#	Ukraine Government International Bond, 6.250%, 06/17/16	804,600	0.0
	1,089,000	#	Ukraine Government International Bond, 7.650%, 06/11/13	1,072,665	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
29,151,451		Other Securities	$31,904,917	1.3
		Total Foreign Government Bonds (Cost $145,034,720)	142,801,924	5.9
Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.6%
		Financials: 0.6%
291,502	@,P	US Bancorp	$8,169,725	0.3
262,000		Other Securities	6,973,260	0.3
		Total Preferred Stock (Cost $14,043,700)	15,142,985	0.6
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Credit Default Swaptions: 0.1%
100,255,000	@	Call on OTC Swaption, CDX.NA.HY.18, Portfolio Receives, Strike @ 94.000, Exp. 09/19/12 Counterparty: Morgan Stanley	$2,070,447	0.1
		Options On Currencies: 0.0%
120,400,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.220, Exp. 08/31/12 Counterparty: HSBC	688,462	0.0
		Total Purchased Options (Cost $4,138,526)	2,758,909	0.1
		Total Long-Term Investments (Cost $2,498,384,526)	2,556,121,808	106.2
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		Commercial Paper: 4.3%
21,500,000		Barton Capital LLC, 0.280%, 07/02/12	$21,499,654	0.9
10,000,000		Daimler Finance, 0.930%, 02/07/13	9,942,900	0.4

Principal Amount†		Value	Percentage of Net Assets
3,900,000	Devon Energy, 0.300%, 07/06/12	$3,899,779	0.2
11,500,000	Florida Power, 0.400%, 07/16/12	11,497,782	0.5
9,100,000	Florida Power, 0.470%, 07/17/12	9,097,997	0.4
10,000,000	PotashCorp, 0.330%, 07/16/12	9,998,533	0.4
5,750,000	PotashCorp, 0.340%, 07/13/12	5,749,294	0.2
9,000,000	PotashCorp, 0.350%, 07/20/12	8,998,250	0.4
14,850,000	Vodafone, 0.830%, 12/20/12	14,791,194	0.6
8,000,000	Weatherford, 0.300%, 07/16/12	7,998,640	0.3
		103,474,023	4.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
6,841,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $6,841,000)	$6,841,000	0.3
	Total Short-Term Investments (Cost $110,302,170)	110,315,023	4.6
	Total Investments in Securities (Cost $2,608,686,696)	$2,666,436,831	110.8
	Liabilities in Excess of Other Assets	(260,396,523)	(10.8)
	Net Assets	$2,406,040,308	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

P  Preferred Stock may be called prior to convertible date.

W  Settlement is on a when-issued or delayed-delivery basis.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)  The grouping contains securities in default.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

BRL  Brazilian Real

ZAR  South African Rand

  Cost for federal income tax purposes is $2,610,094,937.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$93,293,992
Gross Unrealized Depreciation	(36,952,098)
Net Unrealized Appreciation	$56,341,894

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Preferred Stock	$6,506,520	$8,636,465	$—	$15,142,985
Purchased Options	—	2,758,909	—	2,758,909
Corporate Bonds/Notes	—	849,380,778	—	849,380,778
Collateralized Mortgage Obligations	—	340,181,867	—	340,181,867
Short-Term Investments	6,841,000	103,474,023	—	110,315,023
U.S. Treasury Obligations	—	329,927,876	—	329,927,876
Foreign Government Bonds	—	142,801,924	—	142,801,924
Asset-Backed Securities	—	107,760,425	—	107,760,425
U.S. Government Agency Obligations	—	768,167,044	—	768,167,044
Total Investments, at fair value	$13,347,520	$2,653,089,311	$—	$2,666,436,831
Other Financial Instruments+
Swaps	—	992,903	—	992,903
Futures	1,189,808	—	—	1,189,808
Forward Foreign Currency Contracts	—	8,317,555	—	8,317,555
Total Assets	$14,537,328	$2,662,399,769	$—	$2,676,937,097
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(9,056,762)	$—	$(9,056,762)
Written Options	—	(126,085)	—	(126,085)
Futures	(823,579)	—	—	(823,579)
Forward Foreign Currency Contracts	—	(2,762,962)	—	(2,762,962)
Total Liabilities	$(823,579)	$(11,945,809)	$—	$(12,769,388)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	South African Rand	37,100,046	Buy	08/24/12	$4,489,125	$4,499,708	$10,583
Barclays Bank PLC	South African Rand	31,362,064	Buy	08/24/12	3,793,771	3,803,773	10,002
Barclays Bank PLC	Russian Ruble	334,735,834	Buy	08/24/12	9,961,338	10,229,266	267,928
Barclays Bank PLC	Russian Ruble	164,528,394	Buy	08/24/12	4,913,936	5,027,860	113,924
Barclays Bank PLC	South African Rand	92,570,339	Buy	08/24/12	10,869,911	11,227,467	357,556
Citigroup, Inc.	Russian Ruble	164,485,708	Buy	08/24/12	4,947,534	5,026,555	79,021
Citigroup, Inc.	South African Rand	96,718,604	Buy	08/24/12	11,720,200	11,730,593	10,393
Citigroup, Inc.	South African Rand	96,253,538	Buy	08/24/12	11,618,672	11,674,187	55,515
Citigroup, Inc.	South African Rand	96,274,321	Buy	08/24/12	11,602,274	11,676,708	74,434
Citigroup, Inc.	South African Rand	42,035,444	Buy	08/24/12	4,935,627	5,098,303	162,676
Citigroup, Inc.	South African Rand	42,035,444	Buy	08/24/12	4,934,236	5,098,302	164,066
Citigroup, Inc.	South African Rand	84,070,888	Buy	08/24/12	9,868,416	10,196,605	328,189
Citigroup, Inc.	South African Rand	42,035,444	Buy	08/24/12	4,934,178	5,098,302	164,124
Citigroup, Inc.	South African Rand	54,568,502	Buy	08/24/12	6,518,090	6,618,384	100,294
Credit Suisse First Boston	Mexican Peso	94,981,939	Buy	08/24/12	6,873,139	7,080,842	207,703
Credit Suisse First Boston	Mexican Peso	85,337,803	Buy	08/24/12	6,174,817	6,361,878	187,061
Deutsche Bank AG	South African Rand	70,908,520	Buy	08/24/12	8,587,270	8,600,197	12,927
Deutsche Bank AG	Mexican Peso	91,775,205	Buy	08/24/12	6,396,875	6,841,781	444,906
Deutsche Bank AG	EU Euro	391,491	Buy	08/24/12	502,836	495,693	(7,143)
JPMorgan Chase & Co.	Mexican Peso	152,035,608	Buy	08/24/12	10,941,474	11,334,156	392,682
							$3,136,841
Barclays Bank PLC	Russian Ruble	169,223,937	Sell	08/24/12	5,150,081	5,171,352	(21,271)
Barclays Bank PLC	Russian Ruble	169,223,937	Sell	08/24/12	5,150,081	5,171,352	(21,271)
Barclays Bank PLC	Brazilian Real	24,564,597	Sell	07/13/12	12,594,000	12,195,195	398,805
Barclays Bank PLC	Mexican Peso	267,128,299	Sell	08/24/12	19,362,736	19,914,242	(551,506)
Citigroup, Inc.	South African Rand	30,774,019	Sell	08/24/12	3,602,890	3,732,451	(129,561)
Citigroup, Inc.	South African Rand	96,341,249	Sell	08/24/12	11,265,544	11,684,826	(419,282)
Citigroup, Inc.	South African Rand	48,141,418	Sell	08/24/12	5,630,432	5,838,870	(208,438)
Citigroup, Inc.	South African Rand	48,045,246	Sell	08/24/12	5,623,845	5,827,206	(203,361)
Citigroup, Inc.	South African Rand	48,160,685	Sell	08/24/12	5,635,709	5,841,207	(205,498)
Citigroup, Inc.	Russian Ruble	163,944,440	Sell	08/24/12	4,995,869	5,010,014	(14,145)
Citigroup, Inc.	Russian Ruble	163,959,807	Sell	08/24/12	4,989,647	5,010,484	(20,837)
Citigroup, Inc.	Russian Ruble	163,917,120	Sell	08/24/12	4,988,348	5,009,179	(20,831)
Citigroup, Inc.	Mexican Peso	71,307,520	Sell	08/24/12	5,181,284	5,315,929	(134,645)
Citigroup, Inc.	Mexican Peso	70,994,982	Sell	08/24/12	5,158,576	5,292,630	(134,054)
Credit Suisse First Boston	South African Rand	54,256,626	Sell	08/24/12	6,451,056	6,580,558	(129,502)
Deutsche Bank AG	South African Rand	648,026,520	Sell	08/24/12	78,054,795	78,596,412	(541,617)
HSBC	Brazilian Real	119,715,938	Sell	07/13/12	64,208,238	59,433,472	4,774,766
							$2,417,752

ING Intermediate Bond Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	1,087	09/28/12	$239,343,813	$(70,655)
U.S. Treasury Ultra Long Bond	467	09/19/12	77,916,031	1,184,575
			$317,259,844	$1,113,920
Short Contracts
U.S. Treasury 10-Year Note	(1,321)	09/19/12	$(176,188,375)	$(601,881)
U.S. Treasury 5-Year Note	(182)	09/28/12	(22,562,313)	5,233
U.S. Treasury Long Bond	(342)	09/19/12	(50,605,312)	(151,043)
			$(249,356,000)	$(747,691)

ING Intermediate Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.17	Buy	(5.000)	06/20/17	USD	22,607,203	$(2,194,239)	$(1,754,720)	$(439,519)
Credit Suisse First Boston	CDX.EM.17	Buy	(5.000)	06/20/17	USD	19,377,603	(1,880,776)	(1,509,742)	(371,034)
							$(4,075,015)	$(3,264,462)	$(810,553)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	3,460,000	$181,568	$274,268	$(92,700)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,710,000	89,734	141,233	(51,499)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	13,751,000	721,601	593,192	128,409
							$992,903	$1,008,693	$(15,790)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	3,460,000	$(542,503)	$(346,868)	$(195,635)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	1,710,000	(268,116)	(157,147)	(110,969)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	3,435,000	(538,583)	(311,676)	(226,907)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	6,874,000	(1,077,794)	(313,006)	(764,788)
								$(2,426,996)	$(1,128,697)	$(1,298,299)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Intermediate Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	149,500,000	$(2,554,751)	$—	$(2,554,751)
				$(2,554,751)	$—	$(2,554,751)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING Intermediate Bond Portfolio Written OTC Options on June 30, 2012:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
120,400,000	HSBC	EUR Put vs. USD Call Currency Option	1.150	USD	08/31/12	$106,817	$(126,085)
					Total Written OTC Options	$106,817	$(126,085)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$688,462
Credit contracts	Investments in securities at value*	2,070,447
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	8,317,555
Credit contracts	Upfront payments paid on swap agreements	1,008,693
Credit contracts	Unrealized appreciation on swap agreements	128,409
Interest rate contracts	Net Assets — Unrealized appreciation**	1,189,808
Total Asset Derivatives		$13,403,374
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,762,962
Credit contracts	Upfront payments received on swap agreements	4,393,159
Credit contracts	Unrealized depreciation on swap agreements	2,253,051
Interest rate contracts	Unrealized depreciation on swap agreements	2,554,751
Interest rate contracts	Net Assets — Unrealized depreciation**	823,579
Foreign exchange contracts	Written options, at fair value	126,085
Total Liability Derivatives		$12,913,587

*  Includes purchased options.

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$(878,204)	$—	$—	$(2,040,859)	$1,120,768	$(1,798,295)
Foreign exchange contracts	(1,469,588)	(2,760,494)	—	—	(558,578)	(4,788,660)
Interest rate contracts	—	—	(15,346,310)	(14,710,334)	—	(30,056,644)
Total	$(2,347,792)	$(2,760,494)	$(15,346,310)	$(16,751,193)	$562,190	$(36,643,599)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(872,419)	$—	$(872,419)
Foreign exchange contracts	2,425,253	5,642,868	—	—	(686,291)	7,381,830
Interest rate contracts	—	—	2,948,322	5,061,290	—	8,009,612
Total	$2,425,253	$5,642,868	$2,948,322	$4,188,871	$(686,291)	$14,519,023

*   Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**   Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

Asset Backed Commercial Paper	37.1%
Government Agency Repurchase Agreement	21.1%
Other Note	19.5%
Financial Company Commercial Paper	13.4%
Government Agency Debt	5.1%
Certificate of Deposit	3.5%
Other Instrument	3.0%
Other Commercial Paper	0.8%
Liabilities in Excess of Other Assets	(3.5)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
ASSET BACKED COMMERCIAL PAPER: 37.1%
41,000,000	Barton Capital LLC, 0.280%, due 07/02/12	$40,999,681	3.9
30,750,000	CAFCO LLC, 0.518%, due 07/02/12	30,749,558	2.9
14,750,000	CAFCO LLC, 0.541%, due 07/05/12	14,749,115	1.4
12,000,000	Ciesco LLC, 0.501%, due 07/03/12	11,999,667	1.1
34,250,000	Ciesco LLC, 0.531%, due 07/02/12	34,249,496	3.2
2,750,000	Concord Minutemen Capital Co., 0.702%, due 10/02/12	2,745,027	0.3
26,750,000	Concord Minutemen Capital Co., 0.854%, due 10/01/12	26,691,893	2.5
16,400,000	Concord Minutemen Capital Co., 0.854%, due 07/02/12	16,399,614	1.6
710,000	Crown Point Capital Co., 0.300%, due 08/02/12	709,811	0.1
2,000,000	Crown Point Capital Co., 0.501%, due 10/02/12	1,997,417	0.2
22,250,000	Crown Point Capital Co., 0.854%, due 10/01/12	22,201,668	2.1
19,250,000	Crown Point Capital Co., 0.874%, due 07/02/12	19,249,535	1.8
16,930,000	Jupiter Securitization Company LLC, 0.310%, due 09/21/12	16,918,018	1.6
Principal Amount†		Value	Percentage of Net Assets
30,500,000	Jupiter Securitization Company LLC, 0.321%, due 07/02/12	$30,499,729	2.9
34,000,000	Old Line Funding LLC, 0.244%, due 10/01/12	33,978,802	3.2
11,250,000	Old Line Funding LLC, 0.250%, due 11/02/12	11,240,312	1.1
36,500,000	Thunder Bay Funding LLC, 0.270%, due 10/01/12	36,474,815	3.4
9,500,000	Thunder Bay Funding LLC, 0.270%, due 10/02/12	9,493,374	0.9
20,750,000	Windmill Funding Corp., 0.360%, due 07/02/12	20,749,793	2.0
10,000,000	Windmill Funding Corp., 0.360%, due 07/03/12	9,999,800	0.9
	Total Asset Backed Commercial Paper (Cost $392,097,125)	392,097,125	37.1
CERTIFICATE OF DEPOSIT: 3.5%
9,000,000	Deutsche Bank NY, 0.717%, due 08/21/12	9,000,000	0.8
7,000,000	Royal Bank of Canada NY, 0.821%, due 07/02/12	7,012,250	0.7
500,000	Standard Chartered Bank NY, 0.220%, due 07/09/12	500,000	0.0
21,000,000	Toronto Dominion Bank NY, 0.290%, due 01/02/13	21,000,000	2.0
	Total Certificate of Deposit (Cost $37,512,250)	37,512,250	3.5
FINANCIAL COMPANY COMMERCIAL PAPER: 13.4%
12,500,000	ANZ National Int'l Ltd., 0.502%, due 07/13/12	12,497,917	1.2
10,000,000	ASB Finance Ltd. London, 0.562%, due 02/28/13	9,962,356	0.9
8,000,000	Australia & New Zealand Banking Group Ltd., 0.572%, due 07/17/12	7,997,973	0.8
11,750,000	Deutsche Bank Financial LLC, 0.430%, due 07/02/12	11,749,860	1.1
6,750,000	Rabobank USA Financial Corp, 0.491%, due 11/08/12	6,738,056	0.6
12,750,000	Rabobank USA Financial Corp, 0.521%, due 10/03/12	12,732,688	1.2
10,250,000	Standard Chartered Bank, 0.547%, due 10/02/12	10,235,569	1.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
FINANCIAL COMPANY COMMERCIAL PAPER (continued)
20,750,000	Standard Chartered Bank, 0.694%, due 01/02/13	$20,676,424	2.0
20,250,000	Toronto Dominion Holdings USA, 0.310%, due 07/02/12	20,249,826	1.9
10,250,000	UBS Finance Delaware LLC, 0.310%, due 07/02/12	10,249,912	1.0
18,500,000	Westpac Securities NZ Ltd., 0.501%, due 01/02/13	18,452,465	1.7
	Total Financial Company Commercial Paper (Cost $141,543,046)	141,543,046	13.4
GOVERNMENT AGENCY DEBT: 5.1%
9,500,000	Fannie Mae Discount Notes, 0.120%, due 07/25/12	9,499,272	0.9
45,000,000	Federal Home Loan Bank Discount Notes, 0.106%, due 08/24/12	44,992,845	4.2
	Total Government Agency Debt (Cost $54,492,117)	54,492,117	5.1
GOVERNMENT AGENCY REPURCHASE AGREEMENT: 21.1%
148,144,000	Deutsche Bank Repurchase Agreement dated 06/12/12, 0.150%, due 07/02/12, $148,145,852 to be received upon repurchase (Collateralized by $163,072,000, FNMA, 0.800%, Market Value plus accrued interest $151,107,494 due 04/24/15)	148,144,000	14.0
75,000,000	Goldman Sachs Repurchase Agreement dated 06/29/12, 0.140%, due 07/02/12, $75,000,875 to be received upon repurchase (Collateralized by $76,677,000, FNMA, Market Value plus accrued interest $76,500,068 due 06/20/16)	75,000,000	7.1
	Total Government Agency Repurchase Agreement (Cost $223,144,000)	223,144,000	21.1

Principal Amount†			Value	Percentage of Net Assets
OTHER COMMERCIAL PAPER: 0.8%
4,000,000		Toyota Motor Credit Corp., 0.603%, due 01/15/13	$3,986,800	0.4
4,250,000		Westpac Securities NZ Ltd., 0.720%, due 03/08/13	4,228,750	0.4
		Total Other Commercial Paper (Cost $8,215,550)	8,215,550	0.8
OTHER INSTRUMENT: 3.0%
32,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.151%, due 07/02/12	32,000,000	3.0
		Total Other Instrument (Cost $32,000,000)	32,000,000	3.0
OTHER NOTE: 19.5%
9,250,000	#	American Honda Finance, 0.716%, due 07/17/12	9,250,000	0.9
8,250,000	#	American Honda Finance, 0.717%, due 08/20/12	8,250,000	0.8
12,920,000	#	ANZ National Int'l Ltd., 2.375%, due 12/21/12	13,029,340	1.2
500,000		ANZ National Int'l Ltd., 6.200%, due 07/19/13	526,488	0.1
2,000,000		Australia & New Zealand Banking Group Ltd., 1.514%, due 06/18/13	2,011,604	0.2
5,270,000	#	Australia & New Zealand Banking Group Ltd., 2.400%, due 01/11/13	5,321,983	0.5
10,400,000	#	Commonwealth Bank of Australia, 1.250%, due 08/10/12	10,420,444	1.0
3,500,000	#	Fosse Master Issuer PLC, 0.423%, due 07/18/12	3,500,000	0.3
1,250,000		General Electric Capital Corp., 0.369%, due 07/20/12	1,248,145	0.1
912,000		General Electric Capital Corp., 4.800%, due 05/01/13	943,358	0.1
7,250,000		General Electric Capital Corp., 5.250%, due 10/19/12	7,344,401	0.7
1,250,000		General Electric Co., 5.000%, due 02/01/13	1,282,095	0.1
600,000	#	HSBC Bank PLC, 0.916%, due 08/03/12	600,158	0.1
750,000		JPMorgan Chase & Co., 1.117%, due 08/26/12	752,536	0.1
17,715,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	17,934,654	1.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
OTHER NOTE (continued)
3,000,000		JPMorgan Chase Bank NA, 0.364%, due 07/23/12	$2,992,622	0.3
750,000		JPMorgan Chase Bank NA, 0.496%, due 07/18/12	750,000	0.1
500,000		JPMorgan Chase Bank, 0.351%, due 11/08/12	499,368	0.0
18,000,000	#	Rabobank Nederland, 0.606%, due 08/16/12	18,002,687	1.7
15,250,000	#	Royal Bank of Canada, 0.561%, due 07/02/12	15,250,000	1.4
14,000,000	#	Svenska Handelsbanken AB, 0.636%, due 08/09/12	14,000,000	1.3
20,000,000		Toyota Motor Credit Corp., 0.669%, due 07/11/12	20,000,000	1.9
2,700,000		US Bank NA, 0.686%, due 07/26/12	2,702,673	0.3

Principal Amount†		Value	Percentage of Net Assets
30,750,000	Wells Fargo Bank NA, 0.538%, due 09/22/12	$30,750,000	2.9
18,500,000	Westpac Banking Corp, 0.616%, due 07/28/12	18,500,000	1.7
	Total Other Note (Cost $205,862,556)	205,862,556	19.5
	Total Investments in Securities (Cost $1,094,866,644)*	$1,094,866,644	103.5
	Liabilities in Excess of Other Assets	(36,743,670)	(3.5)
	Net Assets	$1,058,122,974	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Certificate of Deposit	$—	$37,512,250	$—	$37,512,250
Government Agency Repurchase Agreement	—	223,144,000	—	223,144,000
Government Agency Debt	—	54,492,117	—	54,492,117
Other Commercial Paper	—	8,215,550	—	8,215,550
Financial Company Commercial Paper	—	141,543,046	—	141,543,046
Other Note	—	205,862,556	—	205,862,556
Other Instrument	32,000,000	—	—	32,000,000
Asset Backed Commercial Paper	—	392,097,125	—	392,097,125
Total Investments, at fair value	$32,000,000	$1,062,866,644	$—	$1,094,866,644

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	21.1%
Industrials	18.4%
Information Technology	16.5%
Consumer Discretionary	15.5%
Health Care	10.7%
Energy	5.7%
Materials	5.4%
Utilities	3.0%
Consumer Staples	1.5%
Exchange-Traded Funds	0.2%
Telecommunication Services	0.1%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 15.5%
111,800	@	Childrens Place Retail Stores, Inc.	$5,570,994	1.0
249,600		Cooper Tire & Rubber Co.	4,377,984	0.7
266,600	@	Express, Inc.	4,844,122	0.8
228,000		Finish Line	4,767,480	0.8
145,757	@	Life Time Fitness, Inc.	6,779,158	1.2
198,000	@	Sally Beauty Holdings, Inc.	5,096,520	0.9
3,322,392		Other Securities (a)	59,084,673	10.1
			90,520,931	15.5
		Consumer Staples: 1.5%
241,850		Other Securities	8,985,309	1.5
		Energy: 5.7%
252,300	@	Bill Barrett Corp.	5,404,266	0.9
212,915	@	Carrizo Oil & Gas, Inc.	5,005,632	0.9
73,700	@	Dril-Quip, Inc.	4,833,983	0.8
133,300	@	Unit Corp.	4,917,437	0.8
1,457,604		Other Securities (a)	13,350,165	2.3
			33,511,483	5.7
		Financials: 21.1%
43,900	@	Affiliated Managers Group, Inc.	4,804,855	0.8
100,920		Cash America International, Inc.	4,444,517	0.8
839,250		DCT Industrial Trust, Inc.	5,287,275	0.9
215,358		LaSalle Hotel Properties	6,275,532	1.1
231,772		Primerica, Inc.	6,195,266	1.1
58,118		ProAssurance Corp.	5,177,733	0.9

Shares			Value	Percentage of Net Assets
110,118		Prosperity Bancshares, Inc.	$4,628,259	0.8
207,400		Starwood Property Trust, Inc.	4,419,694	0.7
531,300		Susquehanna Bancshares, Inc.	5,472,390	0.9
125,555		Wintrust Financial Corp.	4,457,202	0.8
3,651,688		Other Securities (a)	71,848,193	12.3
			123,010,916	21.1
		Health Care: 10.7%
65,700	@	Haemonetics Corp.	4,869,027	0.8
292,037	@	Healthsouth Corp.	6,792,780	1.2
1,899,306		Other Securities (a)	50,890,694	8.7
			62,552,501	10.7
		Industrials: 18.4%
220,785		Actuant Corp.	5,996,521	1.0
111,700		Acuity Brands, Inc.	5,686,647	1.0
122,319	@	Atlas Air Worldwide Holdings, Inc.	5,322,100	0.9
214,800		Barnes Group, Inc.	5,217,492	0.9
166,700		Brady Corp.	4,585,917	0.8
354,100		Heartland Express, Inc.	5,067,171	0.9
157,596	@	HUB Group, Inc.	5,704,975	1.0
384,100	@	Orbital Sciences Corp.	4,962,572	0.8
89,117		Regal-Beloit Corp.	5,548,424	0.9
80,900	@	Teledyne Technologies, Inc.	4,987,485	0.9
71,800		Toro Co.	5,262,222	0.9
169,839		Waste Connections, Inc.	5,081,583	0.9
194,513		Watts Water Technologies, Inc.	6,485,063	1.1
1,514,955		Other Securities	37,431,291	6.4
			107,339,463	18.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 16.5%
160,200		Adtran, Inc.	$4,836,438	0.8
70,643	@	Ansys, Inc.	4,458,280	0.8
324,200	@,L	Aruba Networks, Inc.	4,879,210	0.8
182,700	@	Cardtronics, Inc.	5,519,367	0.9
98,389	@	Micros Systems, Inc.	5,037,517	0.9
171,922		MKS Instruments, Inc.	4,973,703	0.9
242,800	@	Parametric Technology Corp.	5,089,088	0.9
164,360	@	Plexus Corp.	4,634,952	0.8
252,700	@	Progress Software Corp.	5,273,849	0.9
201,300	@	QLIK Technologies, Inc.	4,452,756	0.8
3,247,648		Other Securities (a)	46,942,336	8.0
			96,097,496	16.5
		Materials: 5.4%
156,400		Buckeye Technologies, Inc.	4,455,836	0.8
183,700		HB Fuller Co.	5,639,590	1.0
280,428		Worthington Industries	5,740,361	1.0
1,725,429		Other Securities (a)	15,484,790	2.6
			31,320,577	5.4
		Telecommunication Services: 0.1%
124,149		Other Securities	712,588	0.1
		Utilities: 3.0%
123,800		Cleco Corp.	5,178,554	0.9
145,097		El Paso Electric Co.	4,811,417	0.8
216,985		Other Securities	7,200,376	1.3
			17,190,347	3.0
		Total Common Stock (Cost $519,981,717)	571,241,611	97.9
EXCHANGE-TRADED FUNDS: 0.2%
14,700		Other Securities	1,170,855	0.2
		Total Exchange-Traded Funds (Cost $1,122,832)	1,170,855	0.2
		Total Long-Term Investments (Cost $521,104,549)	572,412,466	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc(1): 3.2%
4,455,007	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $4,455,077, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $4,544,107, due 05/01/32-06/01/42)	$4,455,007	0.8
4,455,007	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $4,455,080, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,544,107, due 07/01/42-02/20/61)	4,455,007	0.8
4,455,007	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $4,455,073, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $4,544,107, due 04/01/24-06/01/42)	4,455,007	0.8
4,455,007	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $4,455,099, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,544,107, due 10/01/14-02/25/44)	4,455,007	0.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
937,894	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $937,909, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $956,652, due 07/01/21-04/01/42)	$937,894	0.1
		18,757,922	3.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
10,506,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,506,000)	$10,506,000	1.8
	Total Short-Term Investments (Cost $29,263,922)	29,263,922	5.0
	Total Investments in Securities (Cost $550,368,471)	$601,676,388	103.1
	Liabilities in Excess of Other Assets	(17,933,523)	(3.1)
	Net Assets	$583,742,865	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2012.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $559,753,406.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$82,948,616
Gross Unrealized Depreciation	(41,025,634)
Net Unrealized Appreciation	$41,922,982

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock*	$571,241,611	$—	$—	$571,241,611
Exchange-Traded Funds	1,170,855	—	—	1,170,855
Short-Term Investments	10,506,000	18,757,922	—	29,263,922
Total Investments, at fair value	$582,918,466	$18,757,922	$—	$601,676,388

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing

  VPSAR-ACAPAPALL  (0612-082412)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.2%
		Consumer Discretionary: 8.1%
400		Aaron’s, Inc.	11,324	0.0
1,559		Abercrombie & Fitch Co.	53,224	0.0
808		American Eagle Outfitters	15,942	0.0
300	@,L	Autonation, Inc.	10,584	0.0
6,870	@	Bed Bath & Beyond, Inc.	424,566	0.1
4,948		Best Buy Co., Inc.	103,710	0.0
13,708		Brinker International, Inc.	436,874	0.1
3,285		Cablevision Systems Corp.	43,658	0.0
3,429	@	Carmax, Inc.	88,948	0.0
74,382		CBS Corp. - Class B	2,438,242	0.5
1,100		Chico’s FAS, Inc.	16,324	0.0
500		Choice Hotels International, Inc.	19,965	0.0
7,030		Cie Generale des Etablissements Michelin	459,948	0.1
312		Clear Channel Outdoor Holdings, Inc.	1,878	0.0
110,495		Comcast Corp. — Class A	3,532,525	0.7
268	@,L	Deckers Outdoor Corp.	11,795	0.0
40,339	@	Delphi Automotive PLC	1,028,645	0.2
1,203		DeVry, Inc.	37,257	0.0
542		Dillard’s, Inc.	34,515	0.0
13,260	@	Discovery Communications, Inc. - Class A	716,040	0.2
822		Dish Network Corp. - Class A	23,468	0.0
4,735		D.R. Horton, Inc.	87,029	0.0
1,247	@,L	DreamWorks Animation SKG, Inc.	23,768	0.0
115,200		Esprit Holdings Ltd.	149,211	0.0
603		Expedia, Inc.	28,986	0.0
35,121		Foot Locker, Inc.	1,074,000	0.2
2,426	L	GameStop Corp.	44,541	0.0
4,317		Gannett Co., Inc.	63,589	0.0
1,900	L	Garmin Ltd.	72,751	0.0
1,190		Guess ?, Inc.	36,140	0.0
2,013		H&R Block, Inc.	32,168	0.0
30,510		Harley-Davidson, Inc.	1,395,222	0.3
1,296		Harman International Industries, Inc.	51,322	0.0
206		Hasbro, Inc.	6,977	0.0
18,800	@	Home Depot, Inc.	996,494	0.2
100	@,L	HomeAway, Inc.	2,174	0.0
17,100		Honda Motor Co., Ltd.	596,714	0.1
800	@	Hyatt Hotels Corp.	29,728	0.0
546		Hyundai Mobis	132,348	0.0
1,218		Hyundai Motor Co.	250,049	0.1
89,679		International Game Technology	1,412,444	0.3
7,651		Interpublic Group of Cos., Inc.	83,013	0.0
1,129		Jarden Corp.	47,441	0.0
2,932	L	JC Penney Co., Inc.	68,345	0.0
490		John Wiley & Sons, Inc.	24,005	0.0
2,080		Kia Motors Corp.	137,092	0.0
4,161		Kohl’s Corp.	189,284	0.1
194	@	Lamar Advertising Co.	5,548	0.0
1,831		Lear Corp.	69,084	0.0
2,576		Leggett & Platt, Inc.	54,431	0.0
2,972		Lennar Corp.	91,865	0.0
8,795	@	Liberty Media Corp. - Interactive	156,463	0.0
17,750	@	Liberty Media Corp. - Liberty Capital	1,560,403	0.3
18,990	@,L	Lions Gate Entertainment Corp.	279,913	0.1
77,429		Lowe’s Cos., Inc.	2,202,081	0.4
88,432		Macy’s, Inc.	3,037,639	0.6
6,430	@	The Madison Square Garden, Inc.	240,739	0.1
364		Marriott International, Inc.	14,269	0.0
1,415		Mattel, Inc.	45,903	0.0
7,303	@	MGM Resorts International	81,502	0.0
54,380	@	Michael Kors Holdings Ltd.	2,275,259	0.4
1,047	@	Mohawk Industries, Inc.	73,112	0.0
3,093		Naspers Ltd.	165,205	0.0
117,310		Newell Rubbermaid, Inc.	2,128,003	0.4
95,600		Nissan Motor Co., Ltd.	907,792	0.2
11	@	NVR, Inc.	9,350	0.0
1,115	@	Penn National Gaming, Inc.	49,718	0.0
12,910		Petsmart, Inc.	880,204	0.2
1,160	@	Priceline.com, Inc.	770,861	0.1
6,289	@	Pulte Homes, Inc.	67,292	0.0
100		PVH Corp.	7,779	0.0
51,300	L	Regal Entertainment Group	705,888	0.2
13,368		Renault S.A.	533,819	0.1
7,860		Ross Stores, Inc.	491,014	0.1
2,782		Royal Caribbean Cruises Ltd.	72,415	0.0
100	@	Sally Beauty Holdings, Inc.	2,574	0.0
9,600		Scripps Networks Interactive - Class A	545,856	0.1
700	@,L	Sears Holding Corp.	41,790	0.0
3,989		Service Corp. International	49,344	0.0
15,364		Signet Jewelers Ltd.	676,170	0.1
12,663		Staples, Inc.	165,252	0.0
42,370		Starbucks Corp.	2,259,168	0.4
800		Thor Industries, Inc.	21,928	0.0
373		Tiffany & Co.	19,750	0.0
2,641	@	Toll Brothers, Inc.	78,517	0.0
1,851	@	TRW Automotive Holdings Corp.	68,043	0.0
5,380		Ulta Salon Cosmetics & Fragrance, Inc.	502,384	0.1
900	@	Visteon Corp.	33,750	0.0
86	@	WABCO Holdings, Inc.	4,552	0.0
13,820	@	Walt Disney Co.	670,477	0.1
78	L	Washington Post	29,158	0.0
7,049		Weight Watchers International, Inc.	363,446	0.1
5,148		Wendy’s Company	24,299	0.0
1,420		Whirlpool Corp.	86,847	0.0
714		Williams-Sonoma, Inc.	24,969	0.0
46,723		WPP PLC	567,204	0.1
58,047		Wyndham Worldwide Corp.	3,061,399	0.6
117,200		Yue Yuen Industrial Holdings	368,484	0.1
			43,187,179	8.1

		Consumer Staples: 5.2%
74,686		Altria Group, Inc.	2,580,401	0.5

See Accompanying Notes to Financial Statements

1

1,818		Avon Products, Inc.	29,470	0.0
34,509		Beam, Inc.	2,156,467	0.4
5,200		BRF - Brasil Foods SA ADR	78,988	0.0
233		Brown-Forman Corp.	22,566	0.0
2,681		Bunge Ltd.	168,206	0.1
688		Campbell Soup Co.	22,965	0.0
978		Church & Dwight Co., Inc.	54,250	0.0
5,900		Cia de Bebidas das Americas ADR	226,147	0.1
2,242		Clorox Co.	162,455	0.0
145,883		Coca-Cola Enterprises, Inc.	4,090,559	0.8
7,632		ConAgra Foods, Inc.	197,898	0.1
2,887	@	Constellation Brands, Inc.	78,122	0.0
26,370		Costco Wholesale Corp.	2,505,150	0.5
482	@	Dean Foods Co.	8,209	0.0
1,202	@	Energizer Holdings, Inc.	90,451	0.0
4,070	@	Estee Lauder Cos., Inc.	220,329	0.0
1,500		Fomento Economico Mexicano SAB de CV ADR	133,875	0.0
391	@,L	Green Mountain Coffee Roasters, Inc.	8,516	0.0
300		Hillshire Brands Co.	8,697	0.0
2,217		HJ Heinz Co.	120,561	0.0
1,060		Hormel Foods Corp.	32,245	0.0
14,002		Imperial Tobacco Group PLC	539,471	0.1
1,104		Ingredion, Inc.	54,670	0.0
32,400		Japan Tobacco, Inc.	959,871	0.2
20,581		JM Smucker Co.	1,554,277	0.3
6,850		Mead Johnson Nutrition Co.	551,494	0.1
2,354		Molson Coors Brewing Co.	97,950	0.0
15,590	@	Monster Beverage Corp.	1,110,008	0.2
14,442		Nestle S.A.	861,868	0.2
18,510	@	Philip Morris International, Inc.	1,615,460	0.3
16,600	@	Post Holdings, Inc.	510,450	0.1
23,798		Procter & Gamble Co.	1,457,628	0.3
1,015	@	Ralcorp Holdings, Inc.	67,741	0.0
3,807		Safeway, Inc.	69,097	0.0
17,400		Seven & I Holdings Co., Ltd.	524,529	0.1
2,960	@	Smithfield Foods, Inc.	64,025	0.0
140,522		Tesco PLC	682,910	0.1
5,339		Tyson Foods, Inc.	100,533	0.0
45,134		Unilever NV	1,507,725	0.3
15,380	@	Wal-Mart Stores, Inc.	1,072,524	0.2
12,260		Whole Foods Market, Inc.	1,168,623	0.2
			27,567,381	5.2

		Energy: 6.7%
4,047	@	Alpha Natural Resources, Inc.	35,249	0.0
717	@	Atwood Oceanics, Inc.	27,131	0.0
14,900		BP PLC ADR	604,046	0.1
28,990	@	Cameron International Corp.	1,238,163	0.2
1,185	@	Cheniere Energy, Inc.	17,467	0.0
12,169		Chesapeake Energy Corp.	226,343	0.1
134,000		China Petroleum & Chemical Corp.	119,759	0.0
27,000		China Shenhua Energy Co., Ltd.	95,534	0.0
1,575		Cimarex Energy Co.	86,814	0.0
141,000		CNOOC Ltd.	284,273	0.1
200	@	Cobalt International Energy, Inc.	4,700	0.0
4,181		Consol Energy, Inc.	126,433	0.0
39,377	@	Denbury Resources, Inc.	594,986	0.1
6,421		Diamond Offshore Drilling	379,674	0.1
15,796	@	EnCana Corp.	329,268	0.1
29,068		ENI S.p.A.	617,555	0.1
19,140	@	Ensco PLC	899,006	0.2
20,833		EOG Resources, Inc.	1,877,262	0.4
2,419		EQT Corp.	129,731	0.0
2,276	L	EXCO Resources, Inc.	17,275	0.0
102,966		ExxonMobil Corp.	8,810,801	1.7
42,000		Gazprom OAO ADR	396,060	0.1
88,730		Halliburton Co.	2,519,045	0.5
1,356		Helmerich & Payne, Inc.	58,959	0.0
3,800		HollyFrontier Corp.	134,634	0.0
69		Inpex Holdings, Inc.	387,539	0.1
100	@	Laredo Petroleum Holdings, Inc.	2,080	0.0
4,000		Lukoil OAO ADR	223,000	0.1
6,261		Marathon Petroleum Corp.	281,244	0.1
4,330	@	McDermott International, Inc.	48,236	0.0
10,688		Murphy Oil Corp.	537,499	0.1
5,333	@	Nabors Industries Ltd.	76,795	0.0
29,010		National Oilwell Varco, Inc.	1,869,404	0.4
2,478	@	Newfield Exploration Co.	72,630	0.0
2,542		Noble Energy, Inc.	215,612	0.0
700		NovaTek OAO GDR	74,745	0.0
130	@	Oil States International, Inc.	8,606	0.0
2,700		Patterson-UTI Energy, Inc.	39,312	0.0
5,005		Peabody Energy Corp.	122,723	0.0
166,000		PetroChina Co., Ltd.	214,847	0.0
16,600		Petroleo Brasileiro SA ADR	301,124	0.1
373		Pioneer Natural Resources Co.	32,902	0.0
2,368	@	Plains Exploration & Production Co.	83,306	0.0
3,277		QEP Resources, Inc.	98,212	0.0
28,680		Range Resources Corp.	1,774,432	0.3
66,973	@	Rowan Companies PLC	2,165,237	0.4
22,111		Royal Dutch Shell PLC - Class A ADR	1,490,945	0.3
63,232		Royal Dutch Shell PLC - Class A	2,130,468	0.4
8,993	@,L	SandRidge Energy, Inc.	60,163	0.0
4,323		Sasol Ltd.	182,354	0.0
214	@	SEACOR Holdings, Inc.	19,127	0.0
200		SM Energy Co.	9,822	0.0
4,195	@	Southwestern Energy Co.	133,946	0.0
18,816	@	Statoil ASA ADR	449,232	0.1
30,107		Statoil ASA	718,008	0.1
256		Sunoco, Inc.	12,160	0.0
2,894	@	Superior Energy Services	58,546	0.0
3,048		Technip S.A.	317,651	0.1
667		Teekay Corp.	19,530	0.0
2,580	@	Tesoro Corp.	64,397	0.0
900		Tidewater, Inc.	41,724	0.0
17,573		Total S.A.	790,944	0.2
2,809	@	Ultra Petroleum Corp.	64,804	0.0
893	@	Unit Corp.	32,943	0.0
10,157		Valero Energy Corp.	245,292	0.1
1,854	@	Whiting Petroleum Corp.	76,236	0.0
899		World Fuel Services Corp.	34,189	0.0
3,653	@	WPX Energy, Inc.	59,106	0.0
			35,271,240	6.7

See Accompanying Notes to Financial Statements

2

		Financials: 10.8%
4,840	@	Affiliated Managers Group, Inc.	529,738	0.1
129,900		AIA Group Ltd.	448,682	0.1
1,141		Alexandria Real Estate Equities, Inc.	82,974	0.0
312	@	Alleghany Corp.	106,002	0.0
19,837	@	AllianceBernstein Holding LP	252,029	0.0
328		Allied World Assurance Co. Holdings Ltd.	26,066	0.0
1,237		American Campus Communities, Inc.	55,640	0.0
5,512		American Capital Agency Corp.	185,258	0.1
6,112	@	American Capital Ltd.	61,548	0.0
12,470	@	American Express Co.	726,066	0.1
1,571		American Financial Group, Inc.	61,630	0.0
100		American National Insurance	7,127	0.0
31,360		Ameriprise Financial, Inc.	1,638,874	0.3
17,907		Annaly Capital Management, Inc.	300,479	0.1
5,488	@	Aon PLC	256,729	0.1
702		Apartment Investment & Management Co.	18,975	0.0
2,210	@	Arch Capital Group Ltd.	87,715	0.0
4,078		Ares Capital Corp.	65,085	0.0
1,400		Aspen Insurance Holdings Ltd.	40,460	0.0
3,400		Associated Banc-Corp.	44,846	0.0
1,575		Assurant, Inc.	54,873	0.0
2,964		Assured Guaranty Ltd.	41,792	0.0
1,752		AvalonBay Communities, Inc.	247,873	0.1
15,577		Axis Capital Holdings Ltd.	507,031	0.1
15,100		Banco Bradesco SA ADR	224,537	0.1
594,000		Bank of China Ltd.	228,170	0.1
837		Bank of Hawaii Corp.	38,460	0.0
700		BankUnited, Inc.	16,506	0.0
222,106		Barclays PLC	567,535	0.1
19,977	@	BB&T Corp.	616,590	0.1
2,833		BioMed Realty Trust, Inc.	52,920	0.0
3,820	@	Blackrock, Inc.	648,770	0.1
43,240		Blackstone Group LP	565,147	0.1
500		BOK Financial Corp.	29,100	0.0
2,288		Boston Properties, Inc.	247,951	0.1
2,600		Brandywine Realty Trust	32,084	0.0
1,009		BRE Properties, Inc.	50,470	0.0
1,957		Brown & Brown, Inc.	53,367	0.0
400		Camden Property Trust	27,068	0.0
4,263		CapitalSource, Inc.	28,647	0.0
3,200		Capitol Federal Financial, Inc.	38,016	0.0
2,732		CBL & Associates Properties, Inc.	53,383	0.0
218		CBOE Holdings, Inc.	6,034	0.0
18,872		Chimera Investment Corp.	44,538	0.0
569,000		China Construction Bank	393,108	0.1
59,000		China Life Insurance Co., Ltd.	155,377	0.0
189,500		China Overseas Land & Investment Ltd.	446,276	0.1
2,682		Cincinnati Financial Corp.	102,104	0.0
3,690	@	CIT Group, Inc.	131,512	0.0
47,893		Citigroup, Inc.	1,312,747	0.3
900		City National Corp.	43,722	0.0
500		CNA Financial Corp.	13,860	0.0
3,614		Comerica, Inc.	110,986	0.0
1,380		Commerce Bancshares, Inc.	52,302	0.0
1,600		CommonWealth REIT	30,592	0.0
1,324		Corporate Office Properties Trust SBI MD	31,127	0.0
1,000		Cullen/Frost Bankers, Inc.	57,490	0.0
4,200		DDR Corp.	61,488	0.0
7,700		Digital Realty Trust, Inc.	578,039	0.1
2,565		Douglas Emmett, Inc.	59,252	0.0
4,896		Duke Realty Corp.	71,677	0.0
5,252	@	E*Trade Financial Corp.	42,226	0.0
2,656		East-West Bancorp., Inc.	62,310	0.0
716		Endurance Specialty Holdings Ltd.	27,437	0.0
9,663	@	Entertainment Properties Trust	397,391	0.1
133		Equity Lifestyle Properties, Inc.	9,173	0.0
970		Everest Re Group Ltd.	100,385	0.0
708		Extra Space Storage, Inc.	21,665	0.0
253		Federal Realty Investment Trust	26,335	0.0
300	L	Federated Investors, Inc.	6,555	0.0
4,093		Fidelity National Financial, Inc.	78,831	0.0
173,089		Fifth Third Bancorp.	2,319,393	0.5
100		First Citizens BancShares, Inc.	16,665	0.0
4,641		First Horizon National Corp.	40,145	0.0
48,327		First Niagara Financial Group, Inc.	369,702	0.1
1,874	@	First Republic Bank	62,966	0.0
2,700	@	Forest City Enterprises, Inc.	39,420	0.0
3,900		Fulton Financial Corp.	38,961	0.0
9,701		General Growth Properties, Inc.	175,491	0.1
9,500	@	Genworth Financial, Inc.	53,770	0.0
10,332		Hannover Rueckversicheru - Reg	615,463	0.1
452		Hanover Insurance Group, Inc.	17,687	0.0
8,100		Hartford Financial Services Group, Inc.	142,803	0.0
1,796		Hatteras Financial Corp.	51,366	0.0
1,860		HCC Insurance Holdings, Inc.	58,404	0.0
7,168		HCP, Inc.	316,467	0.1
3,929		Health Care Real Estate Investment Trust, Inc.	229,061	0.1
417		Home Properties, Inc.	25,587	0.0
2,270		Hospitality Properties Trust	56,228	0.0
13,300		Host Hotels & Resorts, Inc.	210,406	0.1
505	@	Howard Hughes Corp.	31,128	0.0
108,431		HSBC Holdings PLC	955,474	0.2
9,700		Hudson City Bancorp., Inc.	61,789	0.0
15,887		Huntington Bancshares, Inc.	101,677	0.0
3,400		ICICI Bank Ltd. ADR	110,194	0.0
514,000		Industrial and Commercial Bank of China Ltd.	288,143	0.1
700		Interactive Brokers Group, Inc.	10,304	0.0

See Accompanying Notes to Financial Statements

3

8,235	@	Invesco Ltd.	186,111	0.1
18,000		Itau Unibanco Holding SA ADR	250,560	0.1
3,600		Janus Capital Group, Inc.	28,152	0.0
2,600		Jefferies Group, Inc.	33,774	0.0
804		Jones Lang LaSalle, Inc.	56,577	0.0
81,812		JPMorgan Chase & Co.	2,923,143	0.6
2,940		KB Financial Group, Inc.	96,041	0.0
17,991		KBC Groep NV	380,464	0.1
906		Kemper Corp.	27,860	0.0
75,355		Keycorp	583,248	0.1
1,160		Kilroy Realty Corp.	56,156	0.0
7,477		Kimco Realty Corp.	142,287	0.0
305,202		Legal & General Group PLC	610,180	0.1
2,700		Legg Mason, Inc.	71,199	0.0
2,771		Leucadia National Corp.	58,939	0.0
1,903		Liberty Property Trust	70,107	0.0
5,245		Lincoln National Corp.	114,708	0.0
1,112,429	@	Lloyds TSB Group PLC	543,430	0.1
100	@	LPL Financial Holdings, Inc.	3,377	0.0
2,326		M&T Bank Corp.	192,058	0.1
2,436		Macerich Co.	143,846	0.0
1,700		Mack-Cali Realty Corp.	49,419	0.0
178	@	Markel Corp.	78,623	0.0
6,430		Marsh & McLennan Cos., Inc.	207,239	0.1
2,601	@,L	MBIA, Inc.	28,117	0.0
500		Mercury General Corp.	20,835	0.0
52,322		MFA Mortgage Investments, Inc.	412,821	0.1
43		Mid-America Apartment Communities, Inc.	2,934	0.0
21,200		Nasdaq Stock Market, Inc.	480,604	0.1
27,208		National Australia Bank Ltd.	662,721	0.1
7,600	L	National Bank Of Canada	543,220	0.1
1,966		National Retail Properties, Inc.	55,618	0.0
8,067		New York Community Bancorp., Inc.	101,080	0.0
3,961		Northern Trust Corp.	182,285	0.1
4,667		NYSE Euronext	119,382	0.0
5,000		Old Republic International Corp.	41,450	0.0
4,950		ORIX Corp.	461,319	0.1
77,500		Oversea-Chinese Banking Corp.	541,949	0.1
1,187		PartnerRe Ltd.	89,820	0.0
5,120		People’s United Financial, Inc.	59,443	0.0
3,300		Piedmont Office Realty Trust, Inc.	56,793	0.0
13,500		Ping An Insurance Group Co. of China Ltd.	109,159	0.0
9,385	@	PNC Financial Services Group, Inc.	573,658	0.1
1,980	@	Popular, Inc.	32,888	0.0
586		Post Properties, Inc.	28,685	0.0
5,515		Principal Financial Group, Inc.	144,658	0.0
564		ProAssurance Corp.	50,247	0.0
11,228		Progressive Corp.	233,879	0.1
8,459		ProLogis, Inc.	281,093	0.1
1,489		Protective Life Corp.	43,791	0.0
39,899		Prudential Financial, Inc.	1,932,309	0.4
72,719		Prudential PLC	843,176	0.2
2,100		Raymond James Financial, Inc.	71,904	0.0
468		Rayonier, Inc.	21,013	0.0
2,452		Realty Income Corp.	102,420	0.0
658		Regency Centers Corp.	31,301	0.0
25,949		Regions Financial Corp.	175,156	0.0
14,100		Reinsurance Group of America, Inc.	750,261	0.2
952		RenaissanceRe Holdings Ltd.	72,362	0.0
1,565		Retail Properties of America, Inc.	15,212	0.0
17,000		Sberbank of Russia ADR	182,750	0.1
3,100		Senior Housing Properties Trust	69,192	0.0
3,420		Shinhan Financial Group Co., Ltd.	119,897	0.0
740	@	Signature Bank	45,118	0.0
1,647		SL Green Realty Corp.	132,155	0.0
8,961		SLM Corp.	140,777	0.0
16,678	@	Societe Generale	391,093	0.1
1,059	@,L	St. Joe Co.	16,743	0.0
815		Stancorp Financial Group, Inc.	30,285	0.0
9,531		Standard Bank Group Ltd.	129,202	0.0
34,518		Standard Chartered PLC	749,832	0.1
35,000		Sumitomo Mitsui Financial Group, Inc.	1,156,223	0.2
9,888		SunTrust Bank	239,586	0.1
813	@	SVB Financial Group	47,739	0.0
42,728		Swedbank AB	673,136	0.1
15,774	@	Swiss Re Ltd.	994,422	0.2
15,200		Synovus Financial Corp.	30,096	0.0
744		Taubman Centers, Inc.	57,407	0.0
3,100		TCF Financial Corp.	35,588	0.0
4,262		TD Ameritrade Holding Corp.	72,454	0.0
1,500	@	TFS Financial Corp.	14,325	0.0
41,300		Tokio Marine Holdings, Inc.	1,036,345	0.2
1,809		Torchmark Corp.	91,445	0.0
24,666		Travelers Cos., Inc.	1,574,677	0.3
21,016		UDR, Inc.	543,053	0.1
44,800		United Overseas Bank Ltd.	665,259	0.1
5,251		UnumProvident Corp.	100,452	0.0
80,078		US Bancorp.	2,575,308	0.5
1,548		Validus Holdings Ltd.	49,582	0.0
3,780		Valley National Bancorp.	40,068	0.0
5,310		Ventas, Inc.	335,167	0.1
3,411		Vornado Realty Trust	286,456	0.1
2,100		Washington Federal, Inc.	35,469	0.0
20,372		Weingarten Realty Investors	536,598	0.1
123,687		Wells Fargo & Co.	4,136,093	0.8
27,444		Westpac Banking Corp.	599,274	0.1
6,714		Weyerhaeuser Co.	150,125	0.0
103,300		Wharf Holdings Ltd.	574,447	0.1
110	@	White Mountains Insurance Group Ltd.	57,393	0.0
2,039		WR Berkley Corp.	79,358	0.0
76,911		XL Group PLC	1,618,207	0.3
3,384		Zions Bancorp.	65,717	0.0
			56,999,020	10.8

		Health Care: 6.8%
53,559		Abbott Laboratories	3,452,949	0.7
14,650		Agilent Technologies, Inc.	574,866	0.1

See Accompanying Notes to Financial Statements

4

1,600	@	Alere, Inc.	31,104	0.0
7,570	@	Alexion Pharmaceuticals, Inc.	751,701	0.2
3,506	@	Allscripts Healthcare Solutions, Inc.	38,321	0.0
300	@	AMERIGROUP Corp.	19,773	0.0
288	@	Amylin Pharmaceuticals, Inc.	8,130	0.0
5,761	@	Baxter International, Inc.	306,284	0.1
6,442		Bayer AG	464,207	0.1
4,800	@	Biogen Idec, Inc.	693,096	0.1
373	@	Bio-Rad Laboratories, Inc.	37,304	0.0
26,258	@	Boston Scientific Corp.	148,883	0.0
1,786	@	Brookdale Senior Living, Inc.	31,684	0.0
63,737		Cardinal Health, Inc.	2,676,954	0.5
4,078	@	CareFusion Corp.	104,723	0.0
330	@	Charles River Laboratories International, Inc.	10,811	0.0
5,297		Cigna Corp.	233,068	0.1
1,670	@	Community Health Systems, Inc.	46,810	0.0
11,781		Cooper Cos., Inc.	939,652	0.2
955	@	Covance, Inc.	45,697	0.0
2,625		Coventry Health Care, Inc.	83,449	0.0
32,580		Covidien PLC	1,743,030	0.3
1,443		Densply International, Inc.	54,560	0.0
799	@	Endo Pharmaceuticals Holdings, Inc.	24,753	0.0
14,500	@	Express Scripts Holding Co.	809,535	0.2
4,882	@	Forest Laboratories, Inc.	170,821	0.0
35,200	@	Gilead Sciences, Inc.	1,805,056	0.4
61,168		GlaxoSmithKline PLC	1,389,369	0.3
1,067		HCA Holdings, Inc.	32,469	0.0
4,712	@	Health Management Associates, Inc.	36,989	0.0
1,600	@	Health Net, Inc.	38,832	0.0
714	@	Henry Schein, Inc.	56,042	0.0
1,140		Hill-Rom Holdings, Inc.	35,169	0.0
4,861	@	Hologic, Inc.	87,692	0.0
3,034	@	Hospira, Inc.	106,129	0.0
2,998		Humana, Inc.	232,165	0.1
35,060		Johnson & Johnson	2,368,654	0.5
6,680	@	Laboratory Corp. of America Holdings	618,635	0.1
2,973	@	Life Technologies Corp.	133,755	0.0
900	@	LifePoint Hospitals, Inc.	36,882	0.0
361		Lincare Holdings, Inc.	12,281	0.0
904	@	Mednax, Inc.	61,960	0.0
11,522	@	Medtronic, Inc.	446,420	0.1
33,218	@	Merck & Co., Inc.	1,387,350	0.3
38,839	@	Mylan Laboratories	829,989	0.2
11,458		Novartis AG	640,632	0.1
2,076		Omnicare, Inc.	64,833	0.0
124		Patterson Cos., Inc.	4,274	0.0
2,093		PerkinElmer, Inc.	53,999	0.0
7,130		Perrigo Co.	840,841	0.2
192,794		Pfizer, Inc.	4,434,262	0.8
4,338	@,L	Qiagen NV	72,445	0.0
2,571		Quest Diagnostics	154,003	0.0
13,960	@	Resmed, Inc.	435,552	0.1
8,802		Roche Holding AG - Genusschein	1,520,396	0.3
18,184		Sanofi-Aventis	1,376,547	0.2
833	@	Sirona Dental Systems, Inc.	37,493	0.0
1,320		St. Jude Medical, Inc.	52,681	0.0
750		Teleflex, Inc.	45,682	0.0
7,500	@	Tenet Healthcare Corp.	39,300	0.0
1,549		Universal Health Services, Inc.	66,855	0.0
1,700	@	VCA Antech, Inc.	37,366	0.0
5,010	@	Waters Corp.	398,145	0.1
29,660	@	Watson Pharmaceuticals, Inc.	2,194,543	0.4
2,913		Zimmer Holdings, Inc.	187,481	0.0
			35,875,333	6.8

		Industrials: 6.4%
10,970		Acuity Brands, Inc.	558,483	0.1
2,076	@	Aecom Technology Corp.	34,150	0.0
1,800	@	AGCO Corp.	82,314	0.0
1,238	@	Air Lease Corp.	24,005	0.0
600		Alliant Techsystems, Inc.	30,342	0.0
21,069		Ametek, Inc.	1,051,554	0.2
1,900		Avery Dennison Corp.	51,946	0.0
7,830	@	BE Aerospace, Inc.	341,858	0.1
34,554		Boeing Co.	2,567,362	0.5
1,040		Carlisle Cos., Inc.	55,141	0.0
685		Chicago Bridge & Iron Co. NV	26,003	0.0
1,113		Cintas Corp.	42,973	0.0
500	@	CNH Global NV	19,430	0.0
628	@	Colfax Corp.	17,314	0.0
464		Con-way, Inc.	16,755	0.0
907		Cooper Industries PLC	61,839	0.0
100	@	Copa Holdings S.A.	8,248	0.0
1,900		Corrections Corp. of America	55,955	0.0
1,859		Covanta Holding Corp.	31,882	0.0
900		Crane Co.	32,742	0.0
16,060	@	Danaher Corp.	836,646	0.2
5,636	@	Delta Airlines, Inc.	61,714	0.0
43,811		Deutsche Post AG	775,171	0.2
44,450		Dover Corp.	2,382,965	0.5
288		Dun & Bradstreet Corp./The	20,497	0.0
6,205		Eaton Corp.	245,904	0.1
222		Equifax, Inc.	10,345	0.0
15,664		European Aeronautic Defence and Space Co. NV	555,928	0.1
3,600		Exelis, Inc.	35,496	0.0
375		Expeditors International Washington, Inc.	14,531	0.0
62,872		Fiat Industrial SpA	618,853	0.1
100		Flowserve Corp.	11,475	0.0
34,063		Fluor Corp.	1,680,668	0.3
2,448	@	Fortune Brands Home & Security, Inc.	54,517	0.0
921		Gardner Denver, Inc.	48,730	0.0
900		GATX Corp.	34,650	0.0
859	@	General Cable Corp.	22,282	0.0
27,717		General Dynamics Corp.	1,828,213	0.4
33,404	@	General Electric Co.	696,640	0.1
2,300	@	GrafTech International Ltd.	22,195	0.0
1,400		Harsco Corp.	28,532	0.0
1,981	@	Hertz Global Holdings, Inc.	25,357	0.0
187		Hubbell, Inc.	14,575	0.0
900	@	Huntington Ingalls Industries, Inc.	36,216	0.0
335		Hyundai Heavy Industries	76,440	0.0
1,245		IDEX Corp.	48,530	0.0
988		Ingersoll-Rand PLC	41,674	0.0

See Accompanying Notes to Financial Statements

5

189		Iron Mountain, Inc.	6,229	0.0
1,297		ITT Corp.	22,827	0.0
2,371	@	Jacobs Engineering Group, Inc.	89,766	0.0
24,000		JGC Corp.	695,792	0.1
445		Kansas City Southern	30,954	0.0
400	@	KAR Auction Services, Inc.	6,876	0.0
2,700		KBR, Inc.	66,717	0.0
1,400		Kennametal, Inc.	46,410	0.0
300	@	Kirby Corp.	14,124	0.0
25,500		Komatsu Ltd.	608,719	0.1
1,791		L-3 Communications Holdings, Inc.	132,552	0.0
580		Manitowoc Co., Inc.	6,786	0.0
1,474		Manpower, Inc.	54,022	0.0
722		Matson, Inc.	38,447	0.0
161	@	MRC Global, Inc.	3,426	0.0
1,127	@	Navistar International Corp.	31,973	0.0
1,678	@	Nielsen Holdings NV	43,997	0.0
8,861		Nordson Corp.	454,481	0.1
1,800	@	Oshkosh Truck Corp.	37,710	0.0
2,235	@	Owens Corning, Inc.	63,787	0.0
5,073		Paccar, Inc.	198,811	0.1
31,820		Pall Corp.	1,744,054	0.4
1,527		Parker Hannifin Corp.	117,396	0.0
1,820		Pentair, Inc.	69,670	0.0
1,198	L	Pitney Bowes, Inc.	17,934	0.0
3,840	@	Quanta Services, Inc.	92,429	0.0
5,671		Regal-Beloit Corp.	353,076	0.1
5,572		Republic Services, Inc.	147,435	0.1
14,550		Roper Industries, Inc.	1,434,339	0.3
50,703		Koninklijke Philips Electronics NV	999,139	0.2
3,311	L	RR Donnelley & Sons Co.	38,971	0.0
1,000		Ryder System, Inc.	36,010	0.0
1,300	@	Shaw Group, Inc.	35,503	0.0
14,019		Siemens AG	1,177,979	0.2
856		Snap-On, Inc.	53,286	0.0
11,369		Southwest Airlines Co.	104,822	0.0
1,800	@	Spirit Aerosystems Holdings, Inc.	42,894	0.0
650		SPX Corp.	42,458	0.0
3,140		Stanley Black & Decker, Inc.	202,090	0.1
2,100	@	Terex Corp.	37,443	0.0
4,831		Textron, Inc.	120,147	0.0
1,464		Timken Co.	67,037	0.0
1,116		Towers Watson & Co.	66,848	0.0
12,847	@	TransDigm Group, Inc.	1,725,352	0.3
1,500		Trinity Industries, Inc.	37,470	0.0
604		Triumph Group, Inc.	33,987	0.0
14,160	@	Tyco International Ltd.	748,568	0.1
33,234		Union Pacific Corp.	3,965,149	0.8
1,392		URS Corp.	48,553	0.0
1,903	@	UTI Worldwide, Inc.	27,803	0.0
400	@	Verisk Analytics, Inc.	19,704	0.0
30,523		Waste Connections, Inc.	913,248	0.2
22,020	@	Wesco International, Inc.	1,267,251	0.3
3,036		Xylem, Inc.	76,416	0.0
			33,857,907	6.4

		Information Technology: 10.7%
14,620	@	Acme Packet, Inc.	272,663	0.1
7,782		Activision Blizzard, Inc.	93,306	0.0
86,980	@	Adobe Systems, Inc.	2,815,543	0.5
300	@	Akamai Technologies, Inc.	9,525	0.0
3,100	@	Amdocs Ltd.	92,132	0.0
37,085		Analog Devices, Inc.	1,396,992	0.3
1,325	@	AOL, Inc.	37,206	0.0
18,211	@	Apple, Inc.	10,635,224	2.0
69,263		Applied Materials, Inc.	793,754	0.2
9,110	@	Ariba, Inc.	407,764	0.1
2,050	@	Arrow Electronics, Inc.	67,260	0.0
7,462	@	Atmel Corp.	49,995	0.0
265		Avago Technologies Ltd.	9,514	0.0
2,666	@	Avnet, Inc.	82,273	0.0
900		AVX Corp.	9,621	0.0
449		Booz Allen Hamilton Holding Corp.	6,861	0.0
8,430	@	Brocade Communications Systems, Inc.	41,560	0.0
6,148		CA, Inc.	166,549	0.0
11,700	L	Canon, Inc.	466,953	0.1
17,170	@	Citrix Systems, Inc.	1,441,250	0.3
2,852		Computer Sciences Corp.	70,787	0.0
3,789	@	Compuware Corp.	35,200	0.0
1,900	@	CoreLogic, Inc.	34,789	0.0
2,135	@,L	Cree, Inc.	54,805	0.0
1,152		Cypress Semiconductor Corp.	15,229	0.0
1,068		Diebold, Inc.	39,420	0.0
387	@	Dolby Laboratories, Inc.	15,983	0.0
515		DST Systems, Inc.	27,970	0.0
526	@	EchoStar Corp.	13,897	0.0
5,841	@	Electronic Arts, Inc.	72,136	0.0
65,160		Telefonaktiebolaget LM Ericsson	596,196	0.1
2,500	@	Fairchild Semiconductor International, Inc.	35,250	0.0
4,609		Fidelity National Information Services, Inc.	157,075	0.0
434	@	Fiserv, Inc.	31,343	0.0
539		Flir Systems, Inc.	10,510	0.0
300	@,L	Freescale Semiconductor Holdings Ltd.	3,075	0.0
4,620	@	Gartner, Inc.	198,891	0.1
500	@	Genpact Ltd.	8,315	0.0
8,890	@	Google, Inc. - Class A	5,156,822	1.0
1,470		Harris Corp.	61,520	0.0
185,900		Hitachi Ltd.	1,146,230	0.2
72,000		Hon Hai Precision Industry Co., Ltd.	217,696	0.0
32,900		Hoya Corp.	724,788	0.1
6,000		HTC Corp.	79,218	0.0
4,110	@	SK Hynix, Inc.	86,787	0.0
1,141		IAC/InterActiveCorp	52,030	0.0
3,400	L	Infosys Ltd. ADR	153,204	0.0
2,900	@	Ingram Micro, Inc.	50,663	0.0
145,810		Intel Corp.	3,885,836	0.8
24,370		Intuit, Inc.	1,446,359	0.3
800	@	Itron, Inc.	32,992	0.0
62,731		Jabil Circuit, Inc.	1,275,321	0.3
4,250	@	JDS Uniphase Corp.	46,750	0.0
9,729	@	Juniper Networks, Inc.	158,680	0.0
3,075		KLA-Tencor Corp.	151,444	0.0
31,832	@	Lam Research Corp.	1,201,340	0.2
1,400		Lexmark International, Inc.	37,212	0.0
8,634	@	Marvell Technology Group Ltd.	97,392	0.0
2,684		Maxim Integrated Products	68,818	0.0
18,184	@	Micron Technology, Inc.	114,741	0.0
18,424	@	Micros Systems, Inc.	943,309	0.2
83,113	@	Microsoft Corp.	2,543,673	0.5

See Accompanying Notes to Financial Statements

6

2,600		Molex, Inc.	62,244	0.0
68,685	@	NetApp, Inc.	2,185,557	0.4
85,037	@	Nvidia Corp.	1,175,211	0.2
41,000		Omron Corp.	868,854	0.2
8,341	@	ON Semiconductor Corp.	59,221	0.0
119,350		Oracle Corp.	3,544,695	0.7
406		Paychex, Inc.	12,752	0.0
4,300	@	PMC - Sierra, Inc.	26,402	0.0
3,276	@	Polycom, Inc.	34,464	0.0
27,460	@	QLogic Corp.	375,927	0.1
43,026		Qualcomm, Inc.	2,395,688	0.5
4,930	@	Riverbed Technolgoy, Inc.	79,619	0.0
1,621	@	Rovi Corp.	31,804	0.0
3,372		SAIC, Inc.	40,869	0.0
873		Samsung Electronics Co., Ltd.	924,496	0.2
4,477	@	Sandisk Corp.	163,321	0.0
9,076		SAP AG	537,440	0.1
100	@	Silicon Laboratories, Inc.	3,790	0.0
381	@	Skyworks Solutions, Inc.	10,428	0.0
12,488	@	Symantec Corp.	182,450	0.1
2,480	@	Synopsys, Inc.	72,986	0.0
194,000		Taiwan Semiconductor Manufacturing Co., Ltd.	531,069	0.1
733	@	Tech Data Corp.	35,309	0.0
8,000		Tencent Holdings Ltd.	236,250	0.1
7,670	@	Teradata Corp.	552,317	0.1
3,014	@	Teradyne, Inc.	42,377	0.0
15,700		Tokyo Electron Ltd.	736,250	0.1
423		Total System Services, Inc.	10,122	0.0
232	@	VeriSign, Inc.	10,108	0.0
5,570	@	Visa, Inc.	688,703	0.1
2,800	@	Vishay Intertechnology, Inc.	26,404	0.0
2,565	@	Western Digital Corp.	78,181	0.0
21,310		Western Union Co.	358,860	0.1
24,760		Xerox Corp.	194,861	0.1
12,110		Xilinx, Inc.	406,533	0.1
803	@	Zebra Technologies Corp.	27,591	0.0
			56,772,794	10.7

		Materials: 3.0%
7,017		Air Liquide	802,245	0.2
715		Albemarle Corp.	42,643	0.0
19,599		Alcoa, Inc.	171,491	0.0
22,168		Allegheny Technologies, Inc.	706,938	0.2
3,056		AngloGold Ashanti Ltd	104,375	0.0
813		Aptargroup, Inc.	41,504	0.0
1,442		Ashland, Inc.	99,945	0.0
7,424		BASF AG	516,225	0.1
1,894		Bemis Co., Inc.	59,358	0.0
40,404		BHP Billiton PLC	1,148,377	0.2
1,165		Cabot Corp.	47,416	0.0
752		Carpenter Technology Corp.	35,976	0.0
3,899		CF Industries Holdings, Inc.	755,392	0.2
90,000		China Steel Corp.	84,715	0.0
2,618		Cliffs Natural Resources, Inc.	129,041	0.0
2,200		Commercial Metals Co.	27,808	0.0
2,080	@	Crown Holdings, Inc.	71,739	0.0
845		Cytec Industries, Inc.	49,551	0.0
664		Domtar Corp.	50,935	0.0
39,985		Eastman Chemical Co.	2,014,044	0.4
31,948		EI Du Pont de Nemours & Co.	1,615,610	0.3
31,000		Formosa Plastics Corp.	83,543	0.0
14,867	@	Freeport-McMoRan Copper & Gold, Inc.	506,742	0.1
5,795		Gold Fields Ltd.	73,711	0.0
577		Greif, Inc. - Class A	23,657	0.0
3,514		Huntsman Corp.	45,471	0.0
48,616		Iluka Resources Ltd.	573,782	0.1
4,243		Impala Platinum Holdings Ltd.	70,454	0.0
8,035		International Paper Co.	232,292	0.1
518	@	Intrepid Potash, Inc.	11,790	0.0
57,538		Israel Chemicals Ltd.	636,621	0.1
375	L	Kronos Worldwide, Inc.	5,921	0.0
372		LG Chem Ltd.	96,302	0.0
413	L	Martin Marietta Materials, Inc.	32,553	0.0
3,177		MeadWestvaco Corp.	91,339	0.0
3,800		MMC Norilsk Nickel ADR	63,087	0.0
904	@,L	Molycorp, Inc.	19,481	0.0
11,100	@	Monsanto Co.	919,025	0.2
19,948		Nucor Corp.	756,029	0.2
788	@	Owens-Illinois, Inc.	15,106	0.0
30,977		Packaging Corp. of America	874,790	0.2
517		Posco	165,519	0.1
1,381		Reliance Steel & Aluminum Co.	69,740	0.0
19,341		Rio Tinto PLC	919,153	0.2
1,149		Rock-Tenn Co.	62,678	0.0
883		Rockwood Holdings, Inc.	39,161	0.0
1,477		RPM International, Inc.	40,174	0.0
100		Scotts Miracle-Gro Co.	4,112	0.0
3,700		Sealed Air Corp.	57,128	0.0
1,900		Sonoco Products Co.	57,285	0.0
3,157		Steel Dynamics, Inc.	37,095	0.0
1,155	@	Tahoe Resources, Inc.	16,043	0.0
1,472		Titanium Metals Corp.	16,648	0.0
2,647	L	United States Steel Corp.	54,528	0.0
2,200		Uralkali GDR	84,739	0.0
15,800		Vale SA ADR	308,258	0.1
2,377		Vulcan Materials Co.	94,391	0.0
1,148		Walter Industries, Inc.	50,696	0.0
300	L	Westlake Chemical Corp.	15,678	0.0
100	@	WR Grace & Co.	5,045	0.0
			15,805,095	3.0

		Telecommunication Services: 2.3%
15,600		America Movil SAB de CV ADR	406,536	0.1
96,655		AT&T, Inc.	3,446,717	0.7
42,561		CenturyTel, Inc.	1,680,734	0.3
47,500		China Mobile Ltd.	521,431	0.1
30,000		Chunghwa Telecom Co., Ltd.	94,409	0.0
6,438	@	Clearwire Corp.	7,211	0.0
36,474		Deutsche Telekom AG	399,735	0.1
18,341	L	Frontier Communications Corp.	70,246	0.0
1,451	@	Level 3 Communications, Inc.	32,140	0.0
5,577	@	MetroPCS Communications, Inc.	33,741	0.0
13,391		MTN Group Ltd.	231,888	0.0
3,156	@	NII Holdings, Inc.	32,286	0.0
508		NTT DoCoMo, Inc.	845,313	0.2
15,510	@	SBA Communications Corp.	884,845	0.2

See Accompanying Notes to Financial Statements

7

244,100		Singapore Telecommunications Ltd.	639,240	0.1
55,102	@	Sprint Nextel Corp.	179,633	0.0
671,782		Telecom Italia S.p.A.	663,818	0.1
1,745		Telephone & Data Systems, Inc.	37,151	0.0
300	@	United States Cellular Corp.	11,586	0.0
653,812		Vodafone Group PLC	1,837,701	0.4
4,391		Windstream Corp.	42,417	0.0
			12,098,778	2.3

		Utilities: 2.2%
11,788	@	AES Corp.	151,240	0.0
2,156		AGL Resources, Inc.	83,545	0.0
2,039		Alliant Energy Corp.	92,917	0.0
4,459		Ameren Corp.	149,555	0.0
3,238		American Water Works Co., Inc.	110,999	0.0
2,268		Aqua America, Inc.	56,609	0.0
1,700		Atmos Energy Corp.	59,619	0.0
7,400	@	Calpine Corp.	122,174	0.0
39,210		CenterPoint Energy, Inc.	810,471	0.2
4,900		CMS Energy Corp.	115,150	0.0
12,278		DTE Energy Co.	728,454	0.2
29,870		E.ON AG	645,466	0.1
5,987		Edison International	276,599	0.1
131,186		Enel S.p.A.	423,582	0.1
1,325		Energen Corp.	59,797	0.0
231,071		Energias de Portugal S.A.	546,625	0.1
10,967		Entergy Corp.	744,550	0.2
30,700		Exelon Corp.	1,154,934	0.2
29,453		Great Plains Energy, Inc.	630,589	0.1
1,800		Hawaiian Electric Industries	51,336	0.0
78,300		Power Assets Holdings Ltd.	587,578	0.1
1,439		Integrys Energy Group, Inc.	81,836	0.0
3,469		MDU Resources Group, Inc.	74,965	0.0
1,333		National Fuel Gas Co.	62,624	0.0
5,220		NiSource, Inc.	129,195	0.0
5,762		Northeast Utilities	223,623	0.1
4,185	@	NRG Energy, Inc.	72,652	0.0
54,437		NV Energy, Inc.	957,002	0.2
1,812		OGE Energy Corp.	93,843	0.0
4,194		Pepco Holdings, Inc.	82,077	0.0
2,012		Pinnacle West Capital Corp.	104,101	0.0
10,656		PPL Corp.	296,343	0.1
2,537		Questar Corp.	52,922	0.0
2,200		SCANA Corp.	105,248	0.0
4,428		Sempra Energy	305,001	0.1
3,962		TECO Energy, Inc.	71,554	0.0
25,015		UGI Corp.	736,191	0.2
1,507		Vectren Corp.	44,487	0.0
2,318		Westar Energy, Inc.	69,424	0.0
4,234		Wisconsin Energy Corp.	167,539	0.0
8,947		Xcel Energy, Inc.	254,184	0.1
			11,586,600	2.2

		Total Common Stock (Cost $319,347,678)	329,021,327	62.2

EXCHANGE-TRADED FUNDS: 5.1%
136,000		iShares iBoxx $High Yield Corporate Bond Fund	12,405,919	2.3
14,998	@	iShares Russell 1000 Value Index Fund	1,023,539	0.2
348,300		SPDR Barclays Capital High Yield Bond ETF	13,743,918	2.6

		Total Exchange-Traded Funds (Cost $27,228,460)	27,173,376	5.1

PREFERRED STOCK: 0.1%
		Financials: 0.1%
4,500	@,P	Citigroup Capital XIII	122,805	0.0
10,000	@,P	PNC Financial Services Group, Inc.	263,500	0.1
6,920	@,P	US Bancorp	189,470	0.0
7,000	@,P	US Bancorp	200,060	0.0

		Total Preferred Stock (Cost $723,000)	775,835	0.1

Principal Amount†
CORPORATE BONDS/NOTES: 10.1%
		Consumer Discretionary: 1.1%
111,000	#	ADT Corp., 2.250%, 07/15/17	111,706	0.0
75,000	#	ADT Corp., 3.500%, 07/15/22	75,473	0.0
101,000	#	ADT Corp., 4.875%, 07/15/42	99,463	0.0
115,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	123,625	0.0
147,000		Cablevision Systems Corp., 8.625%, 09/15/17	164,640	0.0
200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	206,000	0.1
178,000		CBS Corp., 3.375%, 03/01/22	177,849	0.0
129,000		CBS Corp., 4.850%, 07/01/42	126,931	0.0
33,000		Comcast Corp., 3.125%, 07/15/22	33,255	0.0
146,000		Comcast Corp., 4.650%, 07/15/42	146,870	0.0
190,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	191,547	0.1
179,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	181,533	0.1
118,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	119,376	0.0
86,000		Discovery Communications LLC, 3.300%, 05/15/22	87,048	0.0
161,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	173,369	0.0
542,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	641,083	0.1
250,000		KB Home, 5.875%, 01/15/15	248,750	0.1
115,000	#	Lamar Media Corp., 5.875%, 02/01/22	118,450	0.0
198,000		Lowe’s Cos, Inc., 4.650%, 04/15/42	211,428	0.1
70,000		Ltd. Brands, Inc., 5.625%, 02/15/22	72,450	0.0

See Accompanying Notes to Financial Statements

8

280,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	286,300	0.1
70,000	#	Meritage Homes Corp., 7.000%, 04/01/22	72,275	0.0
100,000		NBCUniversal Media LLC, 2.875%, 04/01/16	104,400	0.0
135,000		News America, Inc., 6.650%, 11/15/37	158,294	0.0
100,000		News America, Inc., 6.900%, 03/01/19	123,196	0.0
325,000		Target Corp., 2.900%, 01/15/22	333,042	0.1
203,000		Target Corp., 4.000%, 07/01/42	201,139	0.1
62,000		The Gap, Inc., 5.950%, 04/12/21	64,417	0.0
100,000		Time Warner Cable, Inc., 5.875%, 11/15/40	112,473	0.0
81,000		Time Warner, Inc., 3.400%, 06/15/22	81,921	0.0
200,000		Time Warner, Inc., 6.500%, 11/15/36	237,751	0.1
80,000		Toll Brothers Finance Corp., 5.875%, 02/15/22	84,355	0.0
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	125,392	0.0
145,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	151,706	0.0
305,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	329,400	0.1
			5,776,907	1.1

		Consumer Staples: 0.6%
273,000		Altria Group, Inc., 9.700%, 11/10/18	378,438	0.1
93,000	#	Cargill, Inc., 3.250%, 11/15/21	94,845	0.0
230,000		Constellation Brands, Inc., 7.250%, 05/15/17	264,213	0.1
119,000		CVS Caremark Corp., 6.125%, 09/15/39	148,649	0.0
202,000		Energizer Holdings, Inc., 4.700%, 05/19/21	213,470	0.0
170,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	165,750	0.0
214,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	220,242	0.1
238,000	#	Kraft Foods Group, Inc., 5.000%, 06/04/42	253,256	0.1
156,000		Kraft Foods, Inc., 6.500%, 08/11/17	189,568	0.0
172,000		Lorillard Tobacco Co., 6.875%, 05/01/20	203,842	0.0
244,000		Molson Coors Brewing Co., 5.000%, 05/01/42	265,048	0.1
122,000		Philip Morris International, Inc., 2.500%, 05/16/16	128,178	0.0
220,000		Sigma Alimentos SA de CV, 5.625%, 04/14/18	238,150	0.1
40,000		Smithfield Foods, Inc., 7.750%, 07/01/17	44,450	0.0
167,000		Wal-Mart Stores, Inc., 5.625%, 04/15/41	218,532	0.0
			3,026,631	0.6

		Energy: 1.7%
200,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	170,000	0.0
141,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	164,048	0.0
173,000		Apache Corp., 3.250%, 04/15/22	181,167	0.0
135,000	L	Arch Coal, Inc., 7.250%, 06/15/21	113,737	0.0
370,000	L	Arch Coal, Inc., 8.750%, 08/01/16	355,200	0.1
210,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	221,596	0.0
130,000		BP Capital Markets PLC, 3.245%, 05/06/22	134,998	0.0
75,000	L	Chesapeake Energy Corp., 6.625%, 08/15/20	74,625	0.0
90,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	81,450	0.0
38,000		Consol Energy, Inc., 8.000%, 04/01/17	39,615	0.0
113,000		Devon Energy Corp., 3.250%, 05/15/22	115,296	0.0
167,000		Devon Energy Corp., 4.750%, 05/15/42	176,204	0.0
245,000		Devon Energy Corp., 5.600%, 07/15/41	285,738	0.1
200,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	223,760	0.1
28,000		Empresa Nacional del Petroleo, 4.875%, 03/15/14	29,407	0.0
233,000		Enbridge Energy Partners, 9.875%, 03/01/19	306,281	0.1
195,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	214,988	0.0
240,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	244,848	0.1
210,000		Energy Transfer Partners, 9.700%, 03/15/19	269,754	0.1
39,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	46,667	0.0
200,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	217,990	0.0
600,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
700,000	±,X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
200,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	228,000	0.1
80,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	83,600	0.0
254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	290,014	0.1
160,000		Nexen, Inc., 7.500%, 07/30/39	187,278	0.0
228,000		Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	234,697	0.1
721,800		Petroleos de Venezuela SA, 9.000%, 11/17/21	528,358	0.1
50,600		Petroleos de Venezuela SA, 9.750%, 05/17/35	34,938	0.0
33,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	35,723	0.0

See Accompanying Notes to Financial Statements

9

243,000	Petroleos Mexicanos, 5.500%, 01/21/21	275,805	0.1
50,000	#	Petroleos Mexicanos, 6.500%, 06/02/41	58,625	0.0
MXN	18,500,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	1,488,354	0.3
132,000	#,L	Petroleos Mexicanos, 5.500%, 06/27/44	135,300	0.0
235,000	#	Phillips 66, 2.950%, 05/01/17	241,858	0.1
173,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	177,164	0.0
140,000	Plains Exploration & Production Co., 7.625%, 04/01/20	148,400	0.0
178,120	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	182,573	0.0
250,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	250,635	0.1
211,000	#	Schlumberger Investment SA, 1.950%, 09/14/16	216,524	0.0
242,000	Transocean, Inc., 6.375%, 12/15/21	277,495	0.1
187,000	Weatherford International Ltd., 4.500%, 04/15/22	192,176	0.0
187,000	Weatherford International Ltd., 5.950%, 04/15/42	197,657	0.0
150,000	WPX Energy, Inc., 6.000%, 01/15/22	150,000	0.0
9,282,543	1.7

Financials: 3.4%
591,400	Aegon NV, 1.747%, 12/31/49	264,137	0.1
96,000	American International Group, Inc., 4.875%, 06/01/22	98,499	0.0
96,000	American International Group, Inc., 6.400%, 12/15/20	108,874	0.0
205,000	American International Group, Inc., 8.175%, 05/15/58	223,450	0.1
97,000	Allstate Corp., 5.200%, 01/15/42	109,530	0.0
105,000	American Express Credit Corp., 1.750%, 06/12/15	106,284	0.0
72,000	American Express Credit Corp., 2.750%, 09/15/15	75,200	0.0
216,000	American Tower Corp., 4.500%, 01/15/18	228,706	0.1
BRL	1,322,000	#	Banco Votorantim SA, 6.250%, 05/16/16	735,081	0.1
92,000	Bank of America Corp., 3.875%, 03/22/17	93,861	0.0
200,000	Bank of America Corp., 5.420%, 03/15/17	207,386	0.1
220,000	Bank of America Corp., 8.000%, 12/29/49	229,426	0.1
153,000	Bank of America Corp., 5.700%, 01/24/22	168,938	0.0
97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	98,507	0.0
86,000	Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	86,740	0.0
55,000	Berkshire Hathaway Finance Corp., 4.400%, 05/15/42	56,736	0.0
117,000	Berkshire Hathaway, Inc., 1.900%, 01/31/17	119,497	0.0
130,000	Berkshire Hathaway, Inc., 3.400%, 01/31/22	136,674	0.0
180,000	BioMed Realty L.P., 4.250%, 07/15/22	180,359	0.0
126,000	Boston Properties L.P., 3.700%, 11/15/18	131,918	0.0
98,000	Boston Properties L.P., 3.850%, 02/01/23	99,214	0.0
210,000	Citigroup, Inc., 3.953%, 06/15/16	215,452	0.1
136,000	Citigroup, Inc., 4.500%, 01/14/22	140,849	0.0
83,000	Citigroup, Inc., 5.875%, 01/30/42	91,101	0.0
122,000	Citigroup Capital XXI, 8.300%, 12/21/57	122,610	0.0
165,000	Citigroup, Inc., 5.000%, 09/15/14	169,241	0.0
162,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	172,306	0.0
322,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	407,185	0.1
BRL	6,300,000	Credit Suisse Nota Do Tesouro Nacional, 10.000%, 01/05/17	3,367,829	0.6
46,000	Discover Financial Services, 6.450%, 06/12/17	51,689	0.0
171,000	Fifth Third Bancorp., 8.250%, 03/01/38	233,070	0.1
67,000	Ford Motor Credit Co. LLC, 3.000%, 06/12/17	66,737	0.0
350,000	Ford Motor Credit Co., LLC, 8.125%, 01/15/20	429,058	0.1
182,000	General Electric Capital Corp., 3.350%, 10/17/16	191,988	0.0
150,000	General Electric Capital Corp., 4.375%, 09/16/20	162,670	0.0
192,000	General Electric Capital Corp., 5.300%, 02/11/21	216,026	0.1
200,000	General Electric Capital Corp., 7.125%, 12/15/49	212,075	0.1
249,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	235,794	0.1
190,000	Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	193,490	0.0
256,000	Goldman Sachs Group, Inc./The, 5.750%, 01/24/22	270,932	0.1
133,000	Goldman Sachs Group, Inc., 3.300%, 05/03/15	133,089	0.0
127,000	Hartford Financial Services Group, Inc., 6.625%, 03/30/40	131,800	0.0
86,000	HCP, Inc., 3.750%, 02/01/19	86,023	0.0
215,000	HSBC Finance Corp., 6.676%, 01/15/21	233,318	0.1
67,000	HSBC Holdings PLC, 4.875%, 01/14/22	74,263	0.0
211,000	HSBC USA, Inc., 2.375%, 02/13/15	213,566	0.1

See Accompanying Notes to Financial Statements

10

112,000		HSBC USA, Inc., 5.000%, 09/27/20	114,072	0.0
635,000	#	Hyundai Capital America, 4.000%, 06/08/17	658,017	0.1
210,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	154,350	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	200,458	0.0
200,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	219,000	0.1
146,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	149,285	0.0
252,000		JP Morgan Chase Capital XX, 6.550%, 09/29/36	253,260	0.1
153,000		JPMorgan Chase & Co., 4.350%, 08/15/21	161,902	0.0
86,000		JPMorgan Chase & Co., 5.400%, 01/06/42	94,924	0.0
152,000		JPMorgan Chase Bank NA, 5.875%, 06/13/16	166,896	0.0
172,000		JPMorgan Chase Capital XXII, 6.450%, 02/02/37	172,860	0.0
114,000		Markel Corp., 4.900%, 07/01/22	115,121	0.0
323,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	334,347	0.1
239,000	#	Metropolitan Life Global Funding I, 3.875%, 04/11/22	248,863	0.1
216,000		Morgan Stanley, 3.800%, 04/29/16	209,518	0.1
33,000		Morgan Stanley, 4.100%, 01/26/15	32,838	0.0
132,000		Morgan Stanley, 4.750%, 03/22/17	131,903	0.0
100,000		Morgan Stanley, 5.500%, 07/28/21	98,769	0.0
78,000		Morgan Stanley, 7.300%, 05/13/19	84,419	0.0
150,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	151,125	0.0
387,000		Murray Street Investment Trust I, 4.647%, 03/09/17	388,312	0.1
250,000	L	National Bank of Canada, 1.500%, 06/26/15	250,988	0.1
98,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	101,939	0.0
215,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	274,116	0.1
146,000		Simon Property Group L.P., 4.125%, 12/01/21	155,973	0.0
120,000		SLM Corp., 6.000%, 01/25/17	124,563	0.0
264,000		SLM Corp., 8.000%, 03/25/20	290,400	0.1
55,000	+	The Bank of New York Mellon Corp., 1.969%, 06/20/17	55,737	0.0
220,000		Toys R Us Property Co. I LLC, 10.750%, 07/15/17	241,450	0.1
129,000		UnionBanCal Corp., 3.500%, 06/18/22	130,679	0.0
147,000	#	Voto-Votorantim Ltd., 6.750%, 04/05/21	161,700	0.0
309,000		Wells Fargo & Co., 2.100%, 05/08/17	310,188	0.1
190,000		Wells Fargo & Co., 3.500%, 03/08/22	196,064	0.0
123,000		Wells Fargo & Co., 3.676%, 06/15/16	131,090	0.0
			17,946,304	3.4

		Health Care: 0.6%
120,000		Amgen, Inc., 3.625%, 05/15/22	124,443	0.0
130,000		Amgen, Inc., 3.875%, 11/15/21	137,640	0.0
60,000		Amgen, Inc., 5.150%, 11/15/41	62,963	0.0
164,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	167,101	0.0
96,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	101,218	0.0
120,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	128,400	0.0
265,000		DaVita, Inc., 6.625%, 11/01/20	277,588	0.1
138,000		Gilead Sciences, Inc., 4.400%, 12/01/21	152,727	0.0
343,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	344,182	0.1
316,000		GlaxoSmithKline Capital PLC, 2.850%, 05/08/22	322,401	0.1
140,000		HCA, Inc., 7.250%, 09/15/20	154,700	0.0
99,000		Kaiser Foundation Hospitals, 4.875%, 04/01/42	109,690	0.0
195,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	219,619	0.1
100,000		St. Jude Medical, Inc., 2.500%, 01/15/16	103,998	0.0
252,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	101,500	0.0
255,000	#,L	Valeant Pharmaceuticals International, 7.250%, 07/15/22	256,912	0.1
167,000		WellPoint, Inc., 3.700%, 08/15/21	176,771	0.1
152,000		WellPoint, Inc., 4.625%, 05/15/42	157,566	0.0
			3,099,419	0.6

		Industrials: 0.4%
192,000		ABB Finance USA, Inc., 2.875%, 05/08/22	194,800	0.1
170,000		Case New Holland, Inc., 7.750%, 09/01/13	181,475	0.0
150,000		Case New Holland, Inc., 7.875%, 12/01/17	174,000	0.0
114,000		Deere & Co., 2.600%, 06/08/22	114,148	0.0
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	456,750	0.1
128,000		Koninklijke Philips Electronics NV, 3.750%, 03/15/22	133,226	0.0

See Accompanying Notes to Financial Statements

11

156,000		Koninklijke Philips Electronics NV, 5.000%, 03/15/42	168,617	0.0
165,000	L	Odebrecht Finance Ltd., 7.000%, 04/21/20	181,500	0.1
100,000	#,L	Odebrecht Finance Ltd., 7.500%, 09/29/49	103,280	0.0
100,000		Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/20	101,188	0.0
200,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	218,500	0.1
			2,027,484	0.4

		Information Technology: 0.4%
40,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	42,100	0.0
270,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	293,625	0.1
70,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	71,575	0.0
100,000		Hewlett-Packard Co., 2.600%, 09/15/17	100,550	0.0
470,000		Hewlett-Packard Co., 3.000%, 09/15/16	484,101	0.1
187,000		Jabil Circuit, Inc., 7.750%, 07/15/16	214,115	0.0
290,000		Motorola Solutions, Inc., 3.750%, 05/15/22	286,808	0.1
100,000		Oracle Corp., 5.375%, 07/15/40	123,182	0.0
155,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	173,019	0.0
75,000		Symantec Corp., 4.200%, 09/15/20	76,906	0.0
301,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	302,683	0.1
244,000		Xerox Corp., 4.500%, 05/15/21	253,848	0.0
			2,422,512	0.4

		Materials: 0.4%
211,000		Alcoa, Inc., 6.150%, 08/15/20	222,615	0.1
143,000		ArcelorMittal, 6.125%, 06/01/18	145,244	0.0
100,000		ArcelorMittal, 9.850%, 06/01/19	119,219	0.0
200,000		Barrick Gold Corp., 3.850%, 04/01/22	207,653	0.0
35,000		Celanese US Holdings LLC, 5.875%, 06/15/21	37,581	0.0
220,000	#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	221,650	0.1
80,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	93,052	0.0
200,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	211,393	0.1
120,000	#	Sealed Air Corp., 8.375%, 09/15/21	136,200	0.0
177,000		Teck Resources Ltd., 10.250%, 05/15/16	197,735	0.0
273,000		Vale Overseas Ltd., 4.625%, 09/15/20	287,144	0.1
137,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	141,925	0.0
			2,021,411	0.4

		Telecommunication Services: 0.5%
200,000		AT&T, Inc., 2.500%, 08/15/15	208,389	0.1
86,000		AT&T, Inc., 5.350%, 09/01/40	99,218	0.0
150,000		CenturyLink, Inc., 5.800%, 03/15/22	149,710	0.0
146,000		CenturyLink, Inc., 6.000%, 04/01/17	155,331	0.0
390,000		Frontier Communications Corp., 7.875%, 04/15/15	430,950	0.1
50,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	53,375	0.0
175,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	185,937	0.0
303,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	304,515	0.1
287,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	256,865	0.1
195,000		Verizon Communications, Inc., 3.500%, 11/01/21	208,191	0.0
102,000		Verizon Communications, Inc., 4.750%, 11/01/41	112,818	0.0
300,000		Windstream Corp., 7.000%, 03/15/19	309,000	0.1
			2,474,299	0.5

		Utilities: 1.0%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	222,250	0.1
255,000		AES Corp., 8.000%, 10/15/17	291,337	0.1
162,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	174,697	0.0
134,000		Ameren Corp., 8.875%, 05/15/14	149,339	0.0
220,000	#	Calpine Corp., 7.500%, 02/15/21	238,700	0.1
100,000	#	Calpine Corp., 7.875%, 07/31/20	110,750	0.0
200,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	205,266	0.0
291,000		CMS Energy Corp., 6.250%, 02/01/20	324,816	0.1
195,000		Commonwealth Edison Co., 3.400%, 09/01/21	209,692	0.0
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	135,098	0.0
206,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	233,693	0.1
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	212,000	0.1
227,000		Entergy Texas, Inc., 7.125%, 02/01/19	278,294	0.1
109,000		Georgia Power Co., 2.850%, 05/15/22	109,511	0.0
76,000		Georgia Power Co., 4.300%, 03/15/42	79,625	0.0
75,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	73,026	0.0
98,000		Indiana Michigan Power, 7.000%, 03/15/19	122,114	0.0

See Accompanying Notes to Financial Statements

12

100,296	#	Juniper Generation, LLC, 6.790%, 12/31/14	87,371	0.0
159,000	#	Korea Gas Corp., 6.250%, 01/20/42	191,558	0.0
279,000		Metropolitan Edison, 7.700%, 01/15/19	352,901	0.1
100,000	#	Nakilat, Inc., 6.067%, 12/31/33	112,250	0.0
47,000		Nevada Power Co., 7.125%, 03/15/19	60,104	0.0
69,000		Nisource Finance Corp., 4.450%, 12/01/21	72,578	0.0
105,000		Nisource Finance Corp., 5.950%, 06/15/41	117,926	0.0
189,000		Nisource Finance Corp., 6.125%, 03/01/22	222,304	0.1
88,000	#	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	89,975	0.0
212,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	253,852	0.1
138,000		Oncor Electric Delivery Co. LLC, 7.500%, 09/01/38	176,645	0.0
155,000		Southwestern Electric Power, 5.550%, 01/15/17	175,573	0.0
			5,083,245	1.0

		Total Corporate Bonds/Notes (Cost $52,386,358)	53,160,755	10.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%
766,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	786,173	0.2
276,258		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	278,520	0.1
230,000		Banc of America Commercial Mortgage, Inc., 5.661%, 06/10/49	227,257	0.1
91,773		Banc of America Funding Corp., 5.750%, 11/25/35	91,518	0.0
119,307	#	Banc of America Large Loan, Inc., 1.642%, 06/15/18	119,073	0.0
110,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	105,006	0.0
160,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	144,371	0.0
118,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.321%, 07/10/43	114,353	0.0
134,030		Bear Stearns Alternative-A Trust, 0.885%, 07/25/34	106,922	0.0
120,000		Bear Stearns Commercial Mortgage Securities, 5.134%, 02/13/42	100,341	0.0
40,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	39,801	0.0
110,000	#	Bear Stearns Commercial Mortgage Securities, 5.713%, 04/12/38	102,521	0.0
47,299	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	47,245	0.0
110,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	118,568	0.0
173,666		Chase Mortgage Finance Corp., 6.000%, 05/25/37	143,893	0.0
111,036	#	Commercial Mortgage Pass Through Certificates, 0.692%, 12/15/20	105,390	0.0
85,412	#	Commercial Mortgage Pass Through Certificates, 0.742%, 12/15/20	73,490	0.0
76,871	#	Commercial Mortgage Pass Through Certificates, 0.842%, 12/15/20	38,490	0.0
318,015	#	Commercial Mortgage Pass Through Certificates, 3.826%, 07/17/28	319,790	0.1
926,576		Countrywide Alternative Loan Trust, 0.645%, 05/25/36	368,417	0.1
231,788		Countrywide Home Loan Mortgage Pass Through Trust, 5.750%, 06/25/37	198,802	0.0
371,048		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, 01/25/38	306,620	0.1
233,353		Countrywide Home Loan Mortgage Pass-through Trust, 0.565%, 04/25/35	37,762	0.0
130,000		Credit Suisse First Boston Mortgage Securities Corp., 5.100%, 08/15/38	121,969	0.0
312,751		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	312,652	0.1
300,000	#	Credit Suisse Mortgage Capital Certificates, 5.781%, 04/12/49	302,175	0.1
311,614		CW Capital Cobalt Ltd., 5.927%, 05/15/46	312,175	0.1
476,912		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.365%, 08/25/36	239,802	0.1
587,169		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.435%, 10/25/36	243,491	0.1
164,208	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	164,649	0.0
150,000	#	Fosse Master Issuer PLC, 1.727%, 10/18/54	150,259	0.0
369,105		Freddie Mac, 5.000%, 02/15/35	409,702	0.1
303,851		Freddie Mac, 5.500%, 07/15/37	352,820	0.1
150,000	#	Gracechurch Mortgage Financing PLC, 2.017%, 11/20/56	151,340	0.0
505,584	#,^	GS Mortgage Securities Corp. II, 1.936%, 08/10/44	45,350	0.0
480,000	#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	481,122	0.1
72,285		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	72,444	0.0
266,901		GSR Mortgage Loan Trust, 5.500%, 07/25/35	266,220	0.1

See Accompanying Notes to Financial Statements

13

200,000		#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	199,659	0.0
350,000		#	Holmes Master Issuer PLC, 2.117%, 10/15/54	352,847	0.1
228,937			Homebanc Mortgage Trust, 1.105%, 08/25/29	166,814	0.0
1,587,515		^	JPMorgan Chase Commerical Mortgage Securities Corp., 1.615%, 08/15/46	125,366	0.0
28,921			JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	29,038	0.0
290,999			JPMorgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	291,389	0.1
131,789			JPMorgan Chase Commerical Mortgage Securities Corp., 5.305%, 01/15/49	132,884	0.0
619,288			JPMorgan Chase Commerical Mortgage Securities Corp., 5.994%, 06/15/49	620,289	0.1
350,000		#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	351,129	0.1
28,062			JPMorgan Mortgage Trust, 3.414%, 07/25/35	28,022	0.0
226,986			JPMorgan Mortgage Trust, 5.314%, 07/25/35	224,949	0.0
9,605,213		#,^	LB-UBS Commercial Mortgage Trust, 0.842%, 11/15/38	212,972	0.0
240,000			LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	235,695	0.1
130,000			LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	119,287	0.0
100,000		#	LB-UBS Commercial Mortgage Trust, 5.417%, 10/15/36	91,565	0.0
910,000			LB-UBS Commercial Mortgage Trust, 6.087%, 06/15/38	748,932	0.1
GBP	352,000		MBNA Credit Card Master Note Trust, 6.100%, 05/17/13	560,931	0.1
238,328			Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	240,646	0.1
80,000		#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	80,560	0.0
8,337,260		#,^	Merrill Lynch Mortgage Trust, 0.667%, 02/12/51	135,204	0.0
154,669			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	158,696	0.0
257,000			Morgan Stanley Capital I, 5.073%, 08/13/42	259,626	0.1
270,000			Morgan Stanley Capital I, 5.172%, 08/13/42	257,077	0.1
130,000			Morgan Stanley Capital I, 5.202%, 08/13/42	115,543	0.0
220,000			Morgan Stanley Capital I, 5.302%, 01/14/42	219,690	0.0
170,000			Morgan Stanley Capital I, 5.336%, 01/14/42	165,127	0.0
160,000			Morgan Stanley Capital I, 5.300%, 06/15/40	148,397	0.0
200,000			Morgan Stanley Capital I, 5.532%, 06/15/38	198,285	0.0
350,000		#	Morgan Stanley Capital I, 5.623%, 01/13/41	347,605	0.1
308,164			Morgan Stanley Capital I, 5.781%, 04/12/49	316,817	0.1
270,000			Morgan Stanley Capital I, 5.793%, 07/12/44	270,083	0.1
250,000		#	Morgan Stanley Capital I, 5.987%, 08/12/41	216,974	0.0
300,000		#	Morgan Stanley Reremic Trust, 5.853%, 12/17/43	305,993	0.1
420,000		#	PNC Mortgage Acceptance Corp., 6.220%, 10/12/33	384,608	0.1
5,280,061		#,^	RBSCF Trust, 1.125%, 04/15/24	118,350	0.0
530,000		#	RBSCF Trust, 5.305%, 01/16/49	537,182	0.1
841,634			Residential Accredit Loans, Inc., 0.415%, 01/25/37	421,263	0.1
1,375,613			Residential Accredit Loans, Inc., 0.695%, 12/25/36	495,860	0.1
74,664			Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	74,512	0.0
396,000		#	Silverstone Master Issuer PLC, 2.016%, 01/21/55	399,534	0.1
147,823			Structured Asset Mortgage Investments, Inc., 0.483%, 04/19/35	120,755	0.0
133,131			Structured Asset Securities Corp., 5.000%, 05/25/35	136,105	0.0
134,814			Wachovia Bank Commercial Mortgage Trust, 5.030%, 01/15/41	136,116	0.0
305,618			Wachovia Bank Commercial Mortgage Trust, 5.500%, 10/15/48	305,205	0.1
167,000		#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	166,095	0.0
983,366			Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	1,053,273	0.2
114,287			Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	118,234	0.0
222,355			Wells Fargo Mortgage Backed Securities Trust, 5.500%, 03/25/36	223,591	0.0
183,037			Wells Fargo Mortgage Backed Securities Trust, 6.000%, 03/25/37	169,244	0.0
1,680,000		#,^	WF-RBS Commercial Mortgage Trust, 1.614%, 06/15/45	178,042	0.0

See Accompanying Notes to Financial Statements

14

805,220			Wells Fargo Mortgage-Backed Securities Trust, 5.346%, 08/25/35	799,308	0.2

			Total Collateralized Mortgage Obligations (Cost $21,747,945)	21,365,861	4.0

ASSET-BACKED SECURITIES: 1.2%
			Automobile Asset-Backed Securities: 0.0%
100,000		#	SMART Trust, 1.590%, 10/14/16	100,118	0.0

			Credit Card Asset-Backed Securities: 0.2%
300,000		#	Gracechurch Card Funding PLC, 0.942%, 02/15/17	300,071	0.1
340,000		#	Penarth Master Issuer PLC, 0.813%, 03/18/14	340,291	0.1
				640,362	0.2

			Other Asset-Backed Securities: 1.0%
81,425		#	ARES CLO Funds, 0.708%, 09/18/17	80,366	0.0
300,000		#	ARES CLO Funds, 3.117%, 02/26/16	277,075	0.1
209,854		#	Atrium CDO Corp., 0.797%, 10/27/16	206,374	0.0
32,139		#	Callidus Debt Partners Fund Ltd., 0.967%, 05/15/15	31,992	0.0
141,110		#	Carlyle High Yield Partners, 0.837%, 08/11/16	139,614	0.0
38,353			Chase Funding Mortgage Loan Asset-Backed Certificates, 0.845%, 07/25/33	33,052	0.0
471,484			Credit-Based Asset Servicing and Securitization, LLC, 4.624%, 12/25/36	281,116	0.1
260,388			Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	252,655	0.1
407,826		#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	402,343	0.1
241,000		#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	201,670	0.0
500,000		#	Dryden Leveraged Loan CDO 2002-II, 2.768%, 09/17/16	486,481	0.1
780,000			Fieldstone Mortgage Investment Corp., 0.405%, 11/25/36	268,738	0.1
850,000			Fieldstone Mortgage Investment Corp., 0.485%, 11/25/36	294,824	0.1
96,097		#	First CLO Ltd., 0.778%, 12/14/16	95,513	0.0
2,087		#	First CLO Ltd., 0.816%, 07/27/16	2,086	0.0
300,000		#	First CLO Ltd., 1.468%, 12/14/16	289,023	0.1
250,000		#	Grayston CLO Ltd., 1.767%, 08/15/16	241,101	0.0
192,557		#	Gulf Stream Compass CLO Ltd., 0.827%, 07/15/16	191,935	0.0
250,000		#	Hewett’s Island CDO Ltd., 1.668%, 12/15/16	228,840	0.0
285,214		#	Katonah Ltd., 0.788%, 09/20/16	282,140	0.1
171,489		#	Landmark CDO Ltd., 1.317%, 01/15/16	170,568	0.0
1,863,000			Morgan Stanley ABS Capital I, 0.515%, 03/25/36	761,400	0.1
183,461		#	Wind River CLO Ltd., 0.798%, 12/19/16	180,413	0.0
				5,399,319	1.0
			Total Asset-Backed Securities (Cost $6,514,168)	6,139,799	1.2

U.S. TREASURY OBLIGATIONS: 0.7%
			U.S. Treasury Bonds: 0.3%
1,105,000			1.750%, due 05/15/22	1,115,187	0.2
742,000			3.125%, due 02/15/42	798,578	0.1
				1,913,765	0.3

			U.S. Treasury Notes: 0.4%
412,000			0.250%, due 04/30/14	411,598	0.1
406,000			0.250%, due 05/31/14	405,588	0.1
256,000			0.375%, due 06/15/15	255,860	0.1
231,000			0.625%, due 05/31/17	230,079	0.0
630,000			1.125%, due 05/31/19	631,477	0.1
				1,934,602	0.4
			Total U.S. Treasury Obligations (Cost $3,852,774)	3,848,367	0.7

FOREIGN GOVERNMENT BONDS: 4.3%
264,625		+	Argentina Government International Bond, 2.500%, 12/31/38	86,003	0.0
134,197			Argentina Government International Bond, 8.280%, 12/31/33	88,570	0.0
BRL	3,005,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/14	1,536,226	0.3
BRL	4,958,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	2,482,720	0.5
BRL	3,166,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	1,565,844	0.3
324,000			Brazilian Government International Bond, 4.875%, 01/22/21	376,326	0.1
100,000			Federal Republic of Brazil, 5.625%, 01/07/41	123,150	0.0
308,000			Colombia Government International Bond, 6.125%, 01/18/41	401,940	0.1
DOP	23,000,000	#	Dominican Republic International Bond, 16.950%, 02/04/22	611,057	0.1
EUR	380,000		Bundesobligation, 0.500%, 04/07/17	477,856	0.1
EUR	190,000		Bundesschatzanweisungen, 0.250%, 03/14/14	241,025	0.1

See Accompanying Notes to Financial Statements

15

	306,000		Hungary Government International Bond, 6.375%, 03/29/21	299,574	0.1
	200,000	#	Indonesia Government International Bond, 3.750%, 04/25/22	200,500	0.0
	300,000		Indonesia Government International Bond, 6.875%, 01/17/18	355,875	0.1
	228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	241,680	0.1
	164,000		Panama Government International Bond, 5.200%, 01/30/20	192,290	0.0
	179,000		Panama Government International Bond, 6.700%, 01/26/36	242,545	0.1
	10,000		Panama Government International Bond, 9.375%, 04/01/29	16,400	0.0
	241,000		Peruvian Government International Bond, 5.625%, 11/18/50	293,418	0.1
	386,000		Philippine Government International Bond, 4.000%, 01/15/21	416,398	0.1
	200,000		Philippine Government International Bond, 5.000%, 01/13/37	218,500	0.0
	49,000		Philippine Government International Bond, 10.625%, 03/16/25	81,217	0.0
	184,000		Poland Government International Bond, 5.000%, 03/23/22	201,756	0.0
	397,072	#	Russia Government Bond, 7.500%, 03/31/30	477,713	0.1
RUB	52,000,000		Russian Federal Bond - OFZ, 7.500%, 02/27/19	1,558,254	0.3
RUB	92,000,000		Russian Federal Bond - OFZ, 7.500%, 03/15/18	2,779,636	0.5
RUB	85,750,000		Russian Federal Bond - OFZ, 7.600%, 04/14/21	2,557,706	0.5
	106,547		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	128,186	0.0
	402,000		South Africa Government Bond, 5.500%, 03/09/20	465,315	0.1
ZAR	7,200,000		South Africa Government Bond, 6.250%, 03/31/36	674,822	0.1
ZAR	9,738,300		South Africa Government Bond, 10.500%, 12/21/26	1,448,026	0.3
	200,000		Turkey Government International Bond, 5.125%, 03/25/22	208,750	0.0
	113,000		Turkey Government International Bond, 7.500%, 11/07/19	137,295	0.0
	400,000	#	Ukraine Government International Bond, 6.250%, 06/17/16	360,000	0.1
	322,000		Ukraine Government International Bond, 7.650%, 06/11/13	317,170	0.1
	78,851		Uruguay Government International Bond, 6.875%, 09/28/25	104,478	0.0
	46,430		Uruguay Government International Bond, 7.625%, 03/21/36	67,324	0.0
	54,801	&	Uruguay Government International Bond, 7.875%, 01/15/33	79,872	0.0
	132,350		Uruguay Government International Bond, 8.000%, 11/18/22	186,944	0.0
	200,000	#	Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	199,750	0.0

			Total Foreign Government Bonds (Cost $22,725,058)	22,502,111	4.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.0%
			Federal Home Loan Mortgage Corporation: 3.0%##
	2,012,000	W	3.500%, due 01/15/42	2,105,369	0.4
	953,291		4.000%, due 12/01/41	1,013,812	0.2
	102,757		4.500%, due 08/01/41	110,111	0.0
	951,990		4.500%, due 08/01/41	1,020,121	0.2
	1,400,439		4.500%, due 09/01/41	1,498,478	0.3
	420,023	^	4.801%, due 03/15/33	445,826	0.1
	1,121,312		5.000%, due 08/15/16	1,183,184	0.2
	381,727		5.000%, due 12/15/17	409,809	0.1
	93,634		5.000%, due 02/15/32	95,845	0.0
	23,800		5.000%, due 04/15/32	23,914	0.0
	706,925		5.500%, due 12/15/32	784,773	0.1
	232,036		5.500%, due 09/15/34	258,109	0.0
	309,198		5.500%, due 09/15/35	311,410	0.1
	1,741,160		5.500%, due 02/15/36	1,952,677	0.4
	1,249,753		5.500%, due 05/15/36	1,330,931	0.3
	252,196		5.500%, due 05/15/37	277,667	0.1
	696,000		5.500%, due 06/15/37	775,315	0.1
	668,861		6.000%, due 01/15/29	750,610	0.1
	703,192		6.000%, due 07/15/32	790,030	0.2
	650,361		6.000%, due 10/15/37	751,704	0.1
	19,495		6.500%, due 12/01/31	22,210	0.0
				15,911,905	3.0

			Federal National Mortgage Association: 2.2%##
	1,705,000	W	3.500%, due 08/15/42	1,787,852	0.4
	1,602,000	W	4.000%, due 02/25/39	1,705,379	0.3
	282,263		4.000%, due 02/01/42	301,065	0.1
	266,309		4.000%, due 03/01/42	285,380	0.1
	66,510		4.000%, due 06/01/42	71,273	0.0
	80,000		4.000%, due 07/01/42	85,729	0.0
	71,410		4.000%, due 07/01/42	76,524	0.0
	16,000	W	4.500%, due 07/15/35	17,168	0.0
	215,843		4.500%, due 11/01/40	232,370	0.1
	311,899		4.500%, due 09/01/41	336,365	0.1
	442,117		4.500%, due 10/01/41	476,797	0.1
	167,762		4.500%, due 11/01/41	180,922	0.0
	193,193		5.000%, due 06/01/33	210,257	0.1
	182,438		5.000%, due 07/25/34	188,505	0.0
	341,109		5.000%, due 07/01/35	372,074	0.1
	118,607		5.000%, due 02/01/36	129,005	0.0
	20,783		5.000%, due 07/01/36	22,619	0.0
	606,150		5.000%, due 07/01/37	659,688	0.1
	530,574		5.000%, due 07/01/37	577,437	0.1
	427,401		5.000%, due 11/01/40	464,884	0.1
	157,281		5.000%, due 05/01/41	171,246	0.0
	179,629		5.000%, due 06/01/41	195,579	0.0
	257,634		5.000%, due 06/01/41	280,510	0.1
	557,000		5.500%, due 08/25/34	614,174	0.1
	24,559		6.000%, due 06/01/16	26,453	0.0
	70,732		6.000%, due 07/01/16	76,187	0.0
	11,202		6.000%, due 07/01/16	12,066	0.0

See Accompanying Notes to Financial Statements

16

10,524		6.000%, due 08/01/16	11,335	0.0
112		6.000%, due 10/01/16	121	0.0
11,828		6.000%, due 10/01/16	12,740	0.0
13,459		6.000%, due 10/01/16	14,497	0.0
96,315		6.000%, due 03/01/17	105,970	0.0
20,919		6.000%, due 04/01/17	23,016	0.0
2,784		6.000%, due 04/01/17	3,063	0.0
5,923		6.000%, due 04/01/17	6,516	0.0
66,745		6.000%, due 06/01/17	73,436	0.0
16,923		6.000%, due 09/01/17	18,620	0.0
43,685		6.000%, due 10/01/17	48,064	0.0
64,808		6.000%, due 11/01/17	69,805	0.0
378,184		6.000%, due 07/25/29	423,639	0.1
621,706		6.000%, due 04/25/31	697,318	0.1
136,915		6.000%, due 12/01/37	152,570	0.0
267,031		6.000%, due 02/01/38	297,564	0.1
13,437		7.000%, due 06/01/29	16,021	0.0
514		7.000%, due 08/01/29	616	0.0
2,214		7.000%, due 10/01/29	2,653	0.0
11,111		7.000%, due 10/01/31	13,205	0.0
6,909		7.000%, due 01/01/32	8,210	0.0
3,201		7.000%, due 04/01/32	3,785	0.0
9,062		7.000%, due 05/01/32	10,716	0.0
23,599		7.000%, due 07/01/32	27,906	0.0
5,918		7.500%, due 11/01/29	7,165	0.0
27,233		7.500%, due 10/01/30	33,089	0.0
21,224		7.500%, due 10/01/30	23,469	0.0
			11,662,617	2.2

		Government National Mortgage Association: 0.8%
11,396		1.625%, due 12/20/29	11,818	0.0
46,299		2.375%, due 04/20/28	48,131	0.0
1,050,000	W	3.000%, due 11/15/41	1,100,367	0.2
788,000	W	3.500%, due 03/15/42	838,112	0.2
250,481		4.000%, due 11/20/40	274,157	0.1
562,471		4.500%, due 04/15/39	621,176	0.1
249,270		4.500%, due 08/20/41	275,373	0.1
195,153		5.140%, due 10/20/60	222,472	0.0
129,240		5.288%, due 10/20/60	147,885	0.0
53,713		6.500%, due 09/16/38	62,933	0.0
140,672		7.000%, due 05/16/32	161,253	0.0
486,103		7.500%, due 10/16/32	563,348	0.1
			4,327,025	0.8

		Total U.S. Government Agency Obligations (Cost $31,117,775)	31,901,547	6.0

# of Contracts
PURCHASED OPTIONS: 0.1%
		Credit Default Swaptions: 0.0%
5,430,000	@	Call on OTC Swaption, CDX.NA.HY.18, Portfolio Receives, Strike @ 94.000, Exp. 09/19/12 Counterparty: Morgan Stanley	112,139	0.0

		Interest Rate Swaptions: 0.0%
3,000,000	@	Call OTC Swaption, 3-month USD-LIBOR-BBA, Fund Receives, Strike @ 2.400%, Exp. 07/11/22 Counterparty: Citigroup, Inc.	1	0.0

		Options On Currencies: 0.1%
2,700,000	@	CAD Put vs. USD Call Currency Option, Strike @ 1.100, Exp. 08/16/12 Counterparty: Barclays Bank PLC	1,621	0.0
1,300,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 07/05/12 Counterparty: Barclays Bank PLC	7	0.0
1,300,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 08/23/12 Counterparty: Deutsche Bank AG	3,653	0.0
4,100,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.180, Exp. 09/17/12 Counterparty: Barclays Bank PLC	13,667	0.0
2,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.275, Exp. 01/04/13 Counterparty: Barclays Bank PLC	96,053	0.1
5,100,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.220, Exp. 08/31/12 Counterparty: HSBC	29,162	0.0
4,500,000	@	JPY Put vs. USD Call Currency Option, Strike @ 82.000, Exp. 09/10/12 Counterparty: Morgan Stanley	28,935	0.0
1,600,000	@	SEK Put vs. USD Call Currency Option, Strike @ 7.700, Exp. 08/31/12 Counterparty: Barclays Bank PLC	2,166	0.0
1,000,000	@	USD Put vs. ZAR Call Currency Option, Strike @ 8.020, Exp. 07/19/12 Counterparty: Deutsche Bank AG	5,543	0.0
			180,807	0.1

		Total Purchased Options (Cost $559,739)	292,947	0.1

		Total Long-Term Investments (Cost $486,202,955)	496,181,925	93.8

See Accompanying Notes to Financial Statements

17

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.4%
		Securities Lending Collateral(cc)(1): 1.0%
1,266,835		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $1,266,859, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,292,172, due 04/20/61-05/15/42)	1,266,835	0.2
1,266,835		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,266,856, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,292,172, due 07/01/42-02/20/61)	1,266,835	0.2
1,266,835		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $1,266,851, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $1,292,173, due 06/15/15)	1,266,835	0.3
1,266,835		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,266,861, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,292,172, due 10/01/14-02/25/44)	1,266,835	0.2
266,703		UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $266,707, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $272,037, due 07/01/21-04/01/42)	266,703	0.1
			5,334,043	1.0

		Foreign Government Bonds: 0.7%
KRW	4,647,760,000	Korea Monetary Stabilization Bond, 3.460%, 10/09/12 (Cost $4,108,142)	4,090,260	0.7

Shares
		Mutual Funds: 4.7%
24,611,596		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $24,611,596)	24,611,596	4.7

		Total Short-Term Investments (Cost $34,053,781)	34,035,899	6.4

		Total Investments in Securities (Cost $520,256,736)	$530,217,824	100.2
		Liabilities in Excess of Other Assets	(1,256,760)	(0.2)
		Net Assets	$528,961,064	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
P	Preferred Stock may be called prior to convertible date.
(cc)	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

18

BRL	Brazilian Real
DOP	Dominican Peso
EUR	EU Euro
GBP	British Pound
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $525,334,294.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$25,430,943
	Gross Unrealized Depreciation	(20,547,413)

	Net Unrealized Appreciation	$4,883,530

See Accompanying Notes to Financial Statements

19

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$38,919,313	$4,267,866	$—	$43,187,179
Consumer Staples	22,491,007	5,076,374	—	27,567,381
Energy	28,888,331	6,382,909	—	35,271,240
Financials	41,312,663	15,686,357	—	56,999,020
Health Care	30,484,182	5,391,151	—	35,875,333
Industrials	28,349,886	5,508,021	—	33,857,907
Information Technology	49,620,567	7,152,227	—	56,772,794
Materials	10,382,247	5,422,848	—	15,805,095
Telecommunication Services	6,865,243	5,233,535	—	12,098,778
Utilities	9,383,349	2,203,251	—	11,586,600
Total Common Stock	266,696,788	62,324,539	—	329,021,327
Exchange-Traded Funds	27,173,376	—	—	27,173,376
Preferred Stock	322,865	452,970	—	775,835
Purchased Options	—	292,947	—	292,947
Corporate Bonds/Notes	—	49,792,926	3,367,829	53,160,755
Collateralized Mortgage Obligations	—	21,365,861	—	21,365,861
Short-Term Investments	24,611,596	9,424,303	—	34,035,899
U.S. Treasury Obligations	—	3,848,367	—	3,848,367
Foreign Government Bonds	—	22,502,111	—	22,502,111
Asset-Backed Securities	—	6,139,799	—	6,139,799
U.S. Government Agency Obligations	—	31,901,547	—	31,901,547
Total Investments, at fair value	$318,804,625	$208,045,370	$3,367,829	$530,217,824
Other Financial Instruments+
Swaps	—	121,612	—	121,612
Futures	677,399	—	—	677,399
Forward Foreign Currency Contracts	—	2,290,857	—	2,290,857
Total Assets	$319,482,024	$210,457,839	$3,367,829	$533,307,692
Liabilities Table
Other Financial Instruments+
Swaps	$(18,166)	$(2,232,217)	$—	$(2,250,383)
Written Options	—	(128,810)	—	(128,810)
Futures	(217,284)	—	—	(217,284)
Forward Foreign Currency Contracts	—	(2,136,795)	—	(2,136,795)
Total Liabilities	$(235,450)	$(4,497,822)	$—	$(4,733,272)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Hungarian Forint	167,744,013	Buy	07/13/12	$740,795	$741,474	$679
Barclays Bank PLC	Hungarian Forint	125,027,145	Buy	07/13/12	552,367	552,653	286
Barclays Bank PLC	Hungarian Forint	124,271,332	Buy	07/13/12	548,980	549,313	333
Barclays Bank PLC	British Pound	85,820	Buy	07/13/12	135,000	134,403	(597)
Barclays Bank PLC	Swedish Krona	57,063	Buy	07/13/12	8,000	8,245	245
Barclays Bank PLC	Norwegian Krone	3,161,666	Buy	07/13/12	519,000	531,238	12,238
Barclays Bank PLC	British Pound	335,832	Buy	07/13/12	517,000	525,948	8,948
Barclays Bank PLC	South African Rand	1,809,949	Buy	08/24/12	219,005	219,521	516
Barclays Bank PLC	South African Rand	1,764,482	Buy	08/24/12	213,444	214,007	563
Barclays Bank PLC	South African Rand	2,830,341	Buy	08/24/12	342,938	343,281	343
Barclays Bank PLC	South African Rand	6,345,559	Buy	08/24/12	768,383	769,626	1,243
Barclays Bank PLC	Russian Ruble	6,883,302	Buy	08/24/12	204,404	210,348	5,944
Barclays Bank PLC	Russian Ruble	6,872,538	Buy	08/24/12	204,519	210,020	5,501
Barclays Bank PLC	Canadian Dollar	339,598	Buy	08/24/12	330,539	333,136	2,597
Barclays Bank PLC	EU Euro	90,195	Buy	08/24/12	113,314	114,201	887
Barclays Bank PLC	British Pound	193,534	Buy	07/13/12	311,000	303,094	(7,906)
Barclays Bank PLC	Russian Ruble	6,648,702	Buy	08/24/12	198,575	203,179	4,604
Barclays Bank PLC	British Pound	98,469	Buy	07/13/12	159,000	154,213	(4,787)
Barclays Bank PLC	Swedish Krona	652,898	Buy	07/13/12	95,000	94,337	(663)
Barclays Bank PLC	South African Rand	4,994,779	Buy	08/24/12	586,503	605,795	19,292
Barclays Bank PLC	Canadian Dollar	273,108	Buy	08/24/12	265,000	267,911	2,911
Barclays Bank PLC	Russian Ruble	13,870,500	Buy	08/24/12	420,000	423,872	3,872
Barclays Bank PLC	Polish Zloty	1,920,599	Buy	08/24/12	550,000	572,459	22,459
Barclays Bank PLC	Norwegian Krone	2,123,068	Buy	07/13/12	369,000	356,728	(12,272)
Barclays Bank PLC	Swedish Krona	2,503,855	Buy	07/13/12	368,852	361,783	(7,069)
Barclays Bank PLC	Danish Krone	2,787,869	Buy	07/13/12	488,739	474,708	(14,031)
Barclays Bank PLC	Canadian Dollar	227,719	Buy	08/24/12	221,000	223,386	2,386
Barclays Bank PLC	Canadian Dollar	198,335	Buy	08/24/12	197,227	194,562	(2,665)
Barclays Bank PLC	Polish Zloty	3,264,037	Buy	08/24/12	961,426	972,888	11,462
Barclays Bank PLC	Argentine Peso	4,002,075	Buy	09/24/12	847,000	803,074	(43,926)
Citigroup, Inc.	Russian Ruble	13,293,954	Buy	08/24/12	399,866	406,253	6,387
Citigroup, Inc.	South African Rand	5,440,596	Buy	08/24/12	659,283	659,868	585
Citigroup, Inc.	South African Rand	4,195,779	Buy	08/24/12	507,160	508,888	1,728
Citigroup, Inc.	South African Rand	701,503	Buy	08/24/12	85,007	85,082	75
Citigroup, Inc.	South African Rand	5,416,519	Buy	08/24/12	652,759	656,947	4,188
Citigroup, Inc.	South African Rand	5,415,350	Buy	08/24/12	653,682	656,805	3,123
Citigroup, Inc.	South African Rand	5,905,632	Buy	08/24/12	711,898	716,269	4,371
Citigroup, Inc.	South African Rand	2,268,096	Buy	08/24/12	266,310	275,087	8,777
Citigroup, Inc.	South African Rand	4,536,192	Buy	08/24/12	532,468	550,176	17,708
Citigroup, Inc.	South African Rand	2,268,096	Buy	08/24/12	266,232	275,088	8,856
Citigroup, Inc.	South African Rand	2,268,096	Buy	08/24/12	266,235	275,087	8,852
Citigroup, Inc.	South African Rand	5,330,434	Buy	08/24/12	625,915	646,506	20,591
Citigroup, Inc.	South African Rand	3,553,623	Buy	08/24/12	417,491	431,004	13,513
Citigroup, Inc.	South African Rand	2,664,153	Buy	08/24/12	312,540	323,124	10,584
Citigroup, Inc.	Hungarian Forint	560,654,850	Buy	07/13/12	2,466,300	2,478,245	11,945
Citigroup, Inc.	British Pound	2,269,595	Buy	07/13/12	3,591,570	3,554,421	(37,149)
Citigroup, Inc.	Norwegian Krone	6,092,442	Buy	07/13/12	1,045,973	1,023,681	(22,292)
Citigroup, Inc.	South African Rand	2,723,744	Buy	08/24/12	325,345	330,351	5,006
Credit Suisse First Boston	Swedish Krona	2,252,927	Buy	07/13/12	319,000	325,527	6,527
Credit Suisse First Boston	Norwegian Krone	3,099,586	Buy	07/13/12	519,000	520,807	1,807
Credit Suisse First Boston	Norwegian Krone	978,955	Buy	07/13/12	162,000	164,489	2,489
Credit Suisse First Boston	Swiss Franc	125,140	Buy	07/13/12	130,000	131,885	1,885
Credit Suisse First Boston	Swedish Krona	3,940,871	Buy	07/13/12	542,000	569,418	27,418
Credit Suisse First Boston	British Pound	636,840	Buy	07/13/12	982,000	997,357	15,357
Credit Suisse First Boston	Norwegian Krone	2,478,627	Buy	07/13/12	405,000	416,471	11,471
Credit Suisse First Boston	Norwegian Krone	1,510,097	Buy	07/13/12	252,000	253,734	1,734
Credit Suisse First Boston	Norwegian Krone	855,280	Buy	07/13/12	143,000	143,708	708
Credit Suisse First Boston	Swedish Krona	2,020,973	Buy	07/13/12	287,000	292,011	5,011
Credit Suisse First Boston	Swiss Franc	315,985	Buy	07/13/12	341,000	333,016	(7,984)

Credit Suisse First Boston	Swiss Franc	165,647	Buy	07/13/12	179,000	174,575	(4,425)
Credit Suisse First Boston	Swedish Krona	1,470,013	Buy	07/13/12	214,000	212,403	(1,597)
Credit Suisse First Boston	Swedish Krona	946,272	Buy	07/13/12	140,000	136,727	(3,273)
Credit Suisse First Boston	Norwegian Krone	1,775,426	Buy	07/13/12	308,000	298,315	(9,685)
Credit Suisse First Boston	Singapore Dollar	1,777,059	Buy	07/13/12	1,420,512	1,402,844	(17,668)
Credit Suisse First Boston	Mexican Peso	3,582,708	Buy	08/24/12	259,235	267,088	7,853
Credit Suisse First Boston	Mexican Peso	3,993,756	Buy	08/24/12	288,999	297,732	8,733
Credit Suisse First Boston	Mexican Peso	15,718,541	Buy	08/24/12	1,136,998	1,171,807	34,809
Credit Suisse First Boston	South African Rand	4,727,461	Buy	08/24/12	564,810	573,374	8,564
Credit Suisse First Boston	Czech Koruna	4,826,325	Buy	08/24/12	243,680	239,289	(4,391)
Credit Suisse First Boston	Japanese Yen	546,155,556	Buy	08/24/12	6,852,805	6,837,904	(14,901)
Deutsche Bank AG	Swiss Franc	55,104	Buy	07/13/12	57,000	58,074	1,074
Deutsche Bank AG	Swedish Krona	3,652,249	Buy	07/13/12	521,000	527,715	6,715
Deutsche Bank AG	South Korean Won	268,365,100	Buy	07/13/12	229,000	234,092	5,092
Deutsche Bank AG	Norwegian Krone	535,041	Buy	07/13/12	88,000	89,900	1,900
Deutsche Bank AG	South Korean Won	394,253,600	Buy	07/13/12	334,000	343,903	9,903
Deutsche Bank AG	Norwegian Krone	3,319,025	Buy	07/13/12	542,000	557,678	15,678
Deutsche Bank AG	Swedish Krona	3,926,526	Buy	07/13/12	542,000	567,346	25,346
Deutsche Bank AG	Australian Dollar	573,690	Buy	07/13/12	557,000	586,426	29,426
Deutsche Bank AG	Swiss Franc	69,887	Buy	07/13/12	72,000	73,654	1,654
Deutsche Bank AG	South Korean Won	314,810,700	Buy	07/13/12	269,000	274,606	5,606
Deutsche Bank AG	South African Rand	2,807,531	Buy	08/24/12	330,099	340,514	10,415
Deutsche Bank AG	South African Rand	2,806,063	Buy	08/24/12	329,947	340,336	10,389
Deutsche Bank AG	British Pound	183,204	Buy	07/13/12	295,000	286,916	(8,084)
Deutsche Bank AG	Australian Dollar	198,348	Buy	07/13/12	198,000	202,752	4,752
Deutsche Bank AG	Japanese Yen	3,457,742	Buy	08/24/12	43,000	43,291	291
Deutsche Bank AG	Australian Dollar	183,178	Buy	07/13/12	184,000	187,245	3,245
Deutsche Bank AG	South African Rand	3,989,878	Buy	08/24/12	483,188	483,915	727
Deutsche Bank AG	Australian Dollar	185,566	Buy	07/13/12	186,000	189,685	3,685
Deutsche Bank AG	Canadian Dollar	531,440	Buy	08/24/12	521,000	521,327	327
Deutsche Bank AG	South African Rand	514,894	Buy	08/24/12	62,356	62,450	94
Deutsche Bank AG	Canadian Dollar	531,471	Buy	08/24/12	521,000	521,358	358
Deutsche Bank AG	South African Rand	3,985,653	Buy	08/24/12	480,000	483,403	3,403
Deutsche Bank AG	British Pound	152,669	Buy	07/13/12	247,000	239,095	(7,905)
Deutsche Bank AG	South Korean Won	768,622,500	Buy	07/13/12	675,000	670,460	(4,540)
Deutsche Bank AG	EU Euro	412,774	Buy	08/24/12	520,000	522,641	2,641
Deutsche Bank AG	EU Euro	414,629	Buy	08/24/12	519,000	524,990	5,990
Deutsche Bank AG	EU Euro	414,556	Buy	08/24/12	519,000	524,898	5,898
Deutsche Bank AG	British Pound	39,466	Buy	07/13/12	64,000	61,807	(2,193)
Deutsche Bank AG	Mexican Peso	1,672,072	Buy	08/24/12	119,000	124,652	5,652
Deutsche Bank AG	Malaysian Ringgit	3,311,004	Buy	08/24/12	1,043,000	1,038,831	(4,169)
Deutsche Bank AG	Norwegian Krone	6,190,308	Buy	07/13/12	1,078,000	1,040,125	(37,875)
Deutsche Bank AG	Mexican Peso	13,103,706	Buy	08/24/12	913,349	976,873	63,524
Deutsche Bank AG	Canadian Dollar	1,109,468	Buy	08/24/12	1,066,000	1,088,356	22,356
Deutsche Bank AG	EU Euro	435,513	Buy	08/24/12	542,000	551,432	9,432
Deutsche Bank AG	EU Euro	435,370	Buy	08/24/12	542,000	551,251	9,251
Deutsche Bank AG	EU Euro	656,236	Buy	08/24/12	813,000	830,904	17,904
Deutsche Bank AG	Japanese Yen	84,251,227	Buy	08/24/12	1,085,000	1,054,831	(30,169)
Deutsche Bank AG	Swedish Krona	1,416,057	Buy	07/13/12	211,000	204,607	(6,393)
Deutsche Bank AG	Swiss Franc	194,012	Buy	07/13/12	212,000	204,469	(7,531)
Deutsche Bank AG	British Pound	230,695	Buy	07/13/12	370,000	361,293	(8,707)
Deutsche Bank AG	Japanese Yen	23,408,889	Buy	08/24/12	299,000	293,081	(5,919)
Deutsche Bank AG	Swiss Franc	192,894	Buy	07/13/12	211,000	203,290	(7,710)
Deutsche Bank AG	Brazilian Real	2,168,366	Buy	07/13/12	1,154,000	1,076,494	(77,506)
Deutsche Bank AG	Canadian Dollar	757,346	Buy	08/24/12	738,000	742,934	4,934
Deutsche Bank AG	Canadian Dollar	165,617	Buy	08/24/12	162,000	162,465	465
Deutsche Bank AG	EU Euro	1,387,280	Buy	08/24/12	1,767,867	1,756,529	(11,338)
Deutsche Bank AG	Japanese Yen	88,073,697	Buy	08/24/12	1,102,234	1,102,688	454
Deutsche Bank AG	Turkish Lira	3,547,249	Buy	08/24/12	1,919,100	1,937,261	18,161

Deutsche Bank AG	EU Euro	13,462	Buy	08/24/12	17,290	17,044	(246)
Deutsche Bank AG	EU Euro	3,121,907	Buy	08/24/12	4,009,821	3,952,857	(56,964)
Deutsche Bank AG	Israeli New Shekel	755,939	Buy	08/24/12	196,537	192,885	(3,652)
Deutsche Bank AG	Japanese Yen	19,703,684	Buy	08/24/12	247,000	246,691	(309)
Deutsche Bank AG	Malaysian Ringgit	1,776,286	Buy	08/24/12	571,705	557,312	(14,393)
Deutsche Bank AG	Taiwan New Dollar	1,226,729	Buy	08/24/12	41,605	41,070	(535)
Deutsche Bank AG	South African Rand	13,228,028	Buy	08/24/12	1,593,316	1,604,372	11,056
HSBC	Colombian Peso	528,556,955	Buy	07/13/12	295,978	295,588	(390)
HSBC	Thai Baht	18,396,270	Buy	08/24/12	580,965	577,072	(3,893)
HSBC	Thai Baht	9,193,463	Buy	08/24/12	290,335	288,390	(1,945)
HSBC	Thai Baht	16,549,437	Buy	08/24/12	522,641	519,139	(3,502)
HSBC	Chilean Peso	1,112,964,783	Buy	07/13/12	2,283,000	2,218,192	(64,808)
HSBC	Indian Rupee	94,792,686	Buy	07/13/12	1,803,497	1,692,951	(110,546)
HSBC	EU Euro	1,226,563	Buy	08/24/12	1,570,000	1,553,033	(16,967)
HSBC	Chinese Yuan	8,954,880	Buy	08/24/12	1,425,029	1,405,963	(19,066)
JPMorgan Chase & Co.	British Pound	52,931	Buy	07/13/12	82,000	82,896	896
JPMorgan Chase & Co.	Swiss Franc	1,000,820	Buy	07/13/12	1,040,000	1,054,761	14,761
JPMorgan Chase & Co.	Swiss Franc	103,162	Buy	07/13/12	108,000	108,722	722
JPMorgan Chase & Co.	British Pound	21,472	Buy	07/13/12	33,460	33,628	168
JPMorgan Chase & Co.	British Pound	151,341	Buy	07/13/12	236,000	237,016	1,016
JPMorgan Chase & Co.	Australian Dollar	518,528	Buy	07/13/12	527,000	530,040	3,040
JPMorgan Chase & Co.	British Pound	84,078	Buy	07/13/12	131,000	131,675	675
JPMorgan Chase & Co.	New Zealand Dollar	35,277	Buy	07/13/12	27,000	28,213	1,213
JPMorgan Chase & Co.	New Zealand Dollar	369,094	Buy	07/13/12	278,000	295,180	17,180
JPMorgan Chase & Co.	Australian Dollar	2,617,094	Buy	07/13/12	2,588,610	2,675,195	86,585
JPMorgan Chase & Co.	British Pound	77,915	Buy	07/13/12	124,000	122,023	(1,977)
JPMorgan Chase & Co.	British Pound	48,121	Buy	07/13/12	77,000	75,363	(1,637)
JPMorgan Chase & Co.	Australian Dollar	192,297	Buy	07/13/12	191,000	196,566	5,566
JPMorgan Chase & Co.	Mexican Peso	14,566,573	Buy	08/24/12	1,044,405	1,085,928	41,523
JPMorgan Chase & Co.	New Zealand Dollar	640,643	Buy	07/13/12	502,000	512,349	10,349
JPMorgan Chase & Co.	Australian Dollar	93,512	Buy	07/13/12	94,000	95,588	1,588
JPMorgan Chase & Co.	EU Euro	823,386	Buy	08/24/12	1,043,000	1,042,545	(455)
JPMorgan Chase & Co.	Swiss Franc	857,223	Buy	07/13/12	947,000	903,425	(43,575)
JPMorgan Chase & Co.	Swiss Franc	192,040	Buy	07/13/12	211,000	202,390	(8,610)
JPMorgan Chase & Co.	Mexican Peso	7,876,778	Buy	08/24/12	542,000	587,209	45,209
JPMorgan Chase & Co.	Mexican Peso	7,871,688	Buy	08/24/12	542,000	586,829	44,829
JPMorgan Chase & Co.	Canadian Dollar	326,577	Buy	08/24/12	317,000	320,362	3,362
JPMorgan Chase & Co.	EU Euro	1,310,012	Buy	08/24/12	1,636,000	1,658,694	22,694
JPMorgan Chase & Co.	Japanese Yen	12,295,840	Buy	08/24/12	155,000	153,945	(1,055)
JPMorgan Chase & Co.	Mexican Peso	6,420,442	Buy	08/24/12	461,245	478,639	17,394
JPMorgan Chase & Co.	Mexican Peso	7,958,177	Buy	08/24/12	576,834	593,277	16,443
JPMorgan Chase & Co.	Mexican Peso	11,243,380	Buy	08/24/12	814,791	838,187	23,396
Morgan Stanley	British Pound	217,696	Buy	07/13/12	351,000	340,935	(10,065)

Morgan Stanley	Chilean Peso	73,050,000	Buy	07/13/12	148,581	145,592	(2,989)
UBS AG	Swedish Krona	3,863,162	Buy	07/13/12	542,000	558,190	16,190
UBS AG	EU Euro	618,973	Buy	08/24/12	782,000	783,723	1,723
UBS AG	Swedish Krona	1,189,501	Buy	07/13/12	174,000	171,872	(2,128)
UBS AG	Swedish Krona	1,453,775	Buy	07/13/12	213,000	210,057	(2,943)
UBS AG	Swedish Krona	860,152	Buy	07/13/12	127,000	124,284	(2,716)
UBS AG	Norwegian Krone	1,318,918	Buy	07/13/12	229,000	221,611	(7,389)
UBS AG	New Zealand Dollar	3,278,128	Buy	07/13/12	2,663,000	2,621,655	(41,345)
UBS AG	Norwegian Krone	2,175,680	Buy	07/13/12	379,000	365,568	(13,432)
UBS AG	Norwegian Krone	2,528,716	Buy	07/13/12	440,000	424,887	(15,113)
UBS AG	Canadian Dollar	698,034	Buy	08/24/12	675,000	684,751	9,751
UBS AG	EU Euro	655,661	Buy	08/24/12	813,000	830,177	17,177
UBS AG	Australian Dollar	1,760,971	Buy	07/13/12	1,816,000	1,800,066	(15,934)
UBS AG	Swedish Krona	2,909,431	Buy	07/13/12	429,000	420,385	(8,615)
							$174,698

Barclays Bank PLC	New Zealand Dollar	663,368	Sell	07/13/12	$525,000	$530,523	$(5,523)
Barclays Bank PLC	Hungarian Forint	165,193,080	Sell	07/13/12	705,839	730,198	(24,359)
Barclays Bank PLC	British Pound	205,593	Sell	07/13/12	319,000	321,979	(2,979)
Barclays Bank PLC	Norwegian Krone	4,749,594	Sell	07/13/12	777,000	798,049	(21,049)
Barclays Bank PLC	Swedish Krona	3,762,922	Sell	07/13/12	519,000	543,706	(24,706)
Barclays Bank PLC	South Korean Won	352,093,500	Sell	07/13/12	297,000	307,127	(10,127)
Barclays Bank PLC	British Pound	189,637	Sell	07/13/12	299,000	296,991	2,009
Barclays Bank PLC	South African Rand	3,492,570	Sell	08/24/12	407,075	423,599	(16,524)
Barclays Bank PLC	South African Rand	3,496,223	Sell	08/24/12	407,244	424,042	(16,798)
Barclays Bank PLC	Russian Ruble	25,573,600	Sell	08/24/12	761,040	781,510	(20,470)
Barclays Bank PLC	Russian Ruble	25,571,000	Sell	08/24/12	760,962	781,429	(20,467)
Barclays Bank PLC	South African Rand	4,357,828	Sell	08/24/12	519,000	528,543	(9,543)
Barclays Bank PLC	Russian Ruble	8,405,775	Sell	08/24/12	256,844	256,874	(30)
Barclays Bank PLC	EU Euro	617,461	Sell	08/24/12	780,000	781,809	(1,809)
Barclays Bank PLC	Russian Ruble	6,838,452	Sell	08/24/12	208,118	208,978	(860)
Barclays Bank PLC	Russian Ruble	6,838,452	Sell	08/24/12	208,118	208,978	(860)
Barclays Bank PLC	Hungarian Forint	56,770,919	Sell	07/13/12	261,000	250,943	10,057
Barclays Bank PLC	Brazilian Real	1,254,172	Sell	07/13/12	643,000	622,639	20,361
Barclays Bank PLC	Brazilian Real	2,557,106	Sell	07/13/12	1,311,000	1,269,486	41,514
Barclays Bank PLC	Canadian Dollar	289,840	Sell	08/24/12	282,000	284,325	(2,325)
Barclays Bank PLC	Australian Dollar	349,635	Sell	07/13/12	361,530	357,397	4,133
Barclays Bank PLC	EU Euro	1,060,604	Sell	08/24/12	1,331,000	1,342,903	(11,903)
Barclays Bank PLC	British Pound	237,978	Sell	07/13/12	384,000	372,698	11,302
Barclays Bank PLC	South African Rand	3,677,713	Sell	08/24/12	432,363	446,054	(13,691)
Barclays Bank PLC	Chilean Peso	1,056,443,250	Sell	07/13/12	2,131,000	2,105,542	25,458
Barclays Bank PLC	British Pound	238,369	Sell	07/13/12	384,000	373,310	10,690
Barclays Bank PLC	South African Rand	5,526,406	Sell	08/24/12	637,951	670,275	(32,324)
Barclays Bank PLC	British Pound	212,183	Sell	07/13/12	340,000	332,300	7,700
Barclays Bank PLC	Australian Dollar	206,603	Sell	07/13/12	212,000	211,190	810
Barclays Bank PLC	Canadian Dollar	1,821,187	Sell	08/24/12	1,767,251	1,786,532	(19,281)
Barclays Bank PLC	Polish Zloty	1,853,607	Sell	08/24/12	532,000	552,492	(20,492)
Barclays Bank PLC	Canadian Dollar	185,997	Sell	08/24/12	181,000	182,458	(1,458)
Barclays Bank PLC	Russian Ruble	12,840,620	Sell	08/24/12	406,053	392,399	13,654
Barclays Bank PLC	Thai Baht	21,215,033	Sell	08/24/12	672,682	665,495	7,187
Barclays Bank PLC	Russian Ruble	16,416,043	Sell	08/24/12	517,000	501,661	15,339
Barclays Bank PLC	EU Euro	148,413	Sell	08/24/12	189,000	187,916	1,084
Barclays Bank PLC	Russian Ruble	13,981,940	Sell	08/24/12	443,744	427,277	16,467
Barclays Bank PLC	Mexican Peso	20,005,599	Sell	08/24/12	1,450,101	1,491,404	(41,303)
Barclays Bank PLC	South African Rand	5,745,394	Sell	08/24/12	688,180	696,835	(8,655)
Barclays Bank PLC	South African Rand	5,752,039	Sell	08/24/12	688,976	697,641	(8,665)
Barclays Bank PLC	Mexican Peso	29,248,983	Sell	08/24/12	2,120,106	2,180,493	(60,387)
Barclays Bank PLC	Russian Ruble	8,866,250	Sell	08/24/12	286,920	270,946	15,974
Barclays Bank PLC	Mexican Peso	7,631,952	Sell	08/24/12	552,000	568,957	(16,957)
Citigroup, Inc.	South African Rand	1,731,397	Sell	08/24/12	202,705	209,994	(7,289)
Citigroup, Inc.	South African Rand	5,420,284	Sell	08/24/12	633,814	657,403	(23,589)
Citigroup, Inc.	South African Rand	2,708,516	Sell	08/24/12	316,777	328,504	(11,727)
Citigroup, Inc.	South African Rand	2,703,105	Sell	08/24/12	316,407	327,848	(11,441)
Citigroup, Inc.	South African Rand	2,709,600	Sell	08/24/12	317,074	328,636	(11,562)
Citigroup, Inc.	South African Rand	5,447,041	Sell	08/24/12	634,465	660,649	(26,184)
Citigroup, Inc.	South African Rand	3,492,570	Sell	08/24/12	406,756	423,600	(16,844)
Citigroup, Inc.	South African Rand	3,490,746	Sell	08/24/12	406,543	423,378	(16,835)
Citigroup, Inc.	Russian Ruble	26,051,490	Sell	08/24/12	791,502	796,113	(4,611)
Citigroup, Inc.	Russian Ruble	17,367,660	Sell	08/24/12	527,668	530,742	(3,074)
Citigroup, Inc.	Russian Ruble	6,625,104	Sell	08/24/12	201,886	202,458	(572)

Citigroup, Inc.	Russian Ruble	6,624,000	Sell	08/24/12	201,582	202,424	(842)
Citigroup, Inc.	Russian Ruble	6,625,725	Sell	08/24/12	201,635	202,477	(842)
Citigroup, Inc.	Indian Rupee	30,431,782	Sell	07/13/12	561,000	543,497	17,503
Citigroup, Inc.	South Korean Won	254,448,320	Sell	07/13/12	224,000	221,952	2,048
Citigroup, Inc.	Swiss Franc	113,750	Sell	07/13/12	123,439	119,881	3,558
Citigroup, Inc.	Hungarian Forint	430,115,101	Sell	07/13/12	1,854,997	1,901,225	(46,228)
Citigroup, Inc.	Mexican Peso	3,009,393	Sell	08/24/12	218,666	224,348	(5,682)
Citigroup, Inc.	Mexican Peso	2,996,203	Sell	08/24/12	217,708	223,365	(5,657)
Credit Suisse First Boston	Norwegian Krone	473,711	Sell	07/13/12	78,000	79,595	(1,595)
Credit Suisse First Boston	Swedish Krona	332,183	Sell	07/13/12	47,000	47,997	(997)
Credit Suisse First Boston	Swiss Franc	306,315	Sell	07/13/12	319,000	322,824	(3,824)
Credit Suisse First Boston	British Pound	664,967	Sell	07/13/12	1,043,000	1,041,407	1,593
Credit Suisse First Boston	Norwegian Krone	6,034	Sell	07/13/12	1,000	1,014	(14)
Credit Suisse First Boston	Swiss Franc	71,669	Sell	07/13/12	75,000	75,531	(531)
Credit Suisse First Boston	Swedish Krona	364,149	Sell	07/13/12	50,000	52,616	(2,616)
Credit Suisse First Boston	British Pound	161,981	Sell	07/13/12	251,000	253,680	(2,680)
Credit Suisse First Boston	Swiss Franc	126,447	Sell	07/13/12	132,000	133,262	(1,262)
Credit Suisse First Boston	EU Euro	833,210	Sell	08/24/12	1,040,000	1,054,983	(14,983)
Credit Suisse First Boston	EU Euro	418,180	Sell	08/24/12	522,000	529,486	(7,486)
Credit Suisse First Boston	Norwegian Krone	1,257,338	Sell	07/13/12	214,000	211,264	2,736
Credit Suisse First Boston	Swedish Krona	1,882,071	Sell	07/13/12	270,000	271,941	(1,941)
Credit Suisse First Boston	Norwegian Krone	3,013,580	Sell	07/13/12	513,000	506,356	6,644
Credit Suisse First Boston	Swedish Krona	646,879	Sell	07/13/12	93,000	93,468	(468)
Credit Suisse First Boston	Norwegian Krone	2,547,712	Sell	07/13/12	436,000	428,079	7,921
Credit Suisse First Boston	Singapore Dollar	675,792	Sell	07/13/12	544,000	533,483	10,517
Credit Suisse First Boston	Swedish Krona	910,096	Sell	07/13/12	135,000	131,500	3,500
Credit Suisse First Boston	Norwegian Krone	1,272,783	Sell	07/13/12	222,000	213,859	8,141
Credit Suisse First Boston	EU Euro	3,090	Sell	08/24/12	3,853	3,912	(59)
Credit Suisse First Boston	Japanese Yen	41,239,948	Sell	08/24/12	519,000	516,327	2,673
Credit Suisse First Boston	Japanese Yen	41,247,733	Sell	08/24/12	519,000	516,424	2,576
Credit Suisse First Boston	Swiss Franc	178,342	Sell	07/13/12	196,560	187,954	8,606
Credit Suisse First Boston	Swedish Krona	2,706,588	Sell	07/13/12	402,000	391,076	10,924
Credit Suisse First Boston	Swedish Krona	1,448,456	Sell	07/13/12	214,000	209,288	4,712
Credit Suisse First Boston	Norwegian Krone	3,611,452	Sell	07/13/12	629,000	606,813	22,187
Credit Suisse First Boston	Norwegian Krone	2,003,598	Sell	07/13/12	347,000	336,654	10,346
Credit Suisse First Boston	Swedish Krona	1,447,622	Sell	07/13/12	214,000	209,168	4,832
Credit Suisse First Boston	Swiss Franc	385,591	Sell	07/13/12	422,000	406,373	15,627
Credit Suisse First Boston	Japanese Yen	14,955,456	Sell	08/24/12	188,000	187,243	757
Credit Suisse First Boston	South African Rand	2,708,177	Sell	08/24/12	321,999	328,463	(6,464)

Credit Suisse First Boston	Canadian Dollar	1,109,797	Sell	08/24/12	1,104,150	1,088,678	15,472
Credit Suisse First Boston	EU Euro	890,223	Sell	08/24/12	1,145,000	1,127,172	17,828
Deutsche Bank AG	British Pound	334,790	Sell	07/13/12	522,000	524,316	(2,316)
Deutsche Bank AG	Australian Dollar	521,422	Sell	07/13/12	522,000	532,998	(10,998)
Deutsche Bank AG	Swedish Krona	722,392	Sell	07/13/12	103,000	104,379	(1,379)
Deutsche Bank AG	South Korean Won	137,849,600	Sell	07/13/12	119,000	120,245	(1,245)
Deutsche Bank AG	Australian Dollar	58,679	Sell	07/13/12	59,000	59,982	(982)
Deutsche Bank AG	Norwegian Krone	3,209,145	Sell	07/13/12	538,000	539,216	(1,216)
Deutsche Bank AG	New Zealand Dollar	664,508	Sell	07/13/12	524,000	531,435	(7,435)
Deutsche Bank AG	Australian Dollar	512,710	Sell	07/13/12	521,000	524,092	(3,092)
Deutsche Bank AG	British Pound	333,753	Sell	07/13/12	524,000	522,691	1,309
Deutsche Bank AG	Swedish Krona	3,713,514	Sell	07/13/12	524,000	536,567	(12,567)
Deutsche Bank AG	Australian Dollar	219,909	Sell	07/13/12	217,000	224,791	(7,791)
Deutsche Bank AG	Australian Dollar	267,269	Sell	07/13/12	263,000	273,202	(10,202)
Deutsche Bank AG	Swedish Krona	934,663	Sell	07/13/12	130,000	135,050	(5,050)
Deutsche Bank AG	Swedish Krona	3,762,539	Sell	07/13/12	519,000	543,651	(24,651)
Deutsche Bank AG	Australian Dollar	568,017	Sell	07/13/12	543,000	580,627	(37,627)
Deutsche Bank AG	British Pound	64,449	Sell	07/13/12	101,000	100,933	67
Deutsche Bank AG	South Korean Won	376,909,500	Sell	07/13/12	318,000	328,774	(10,774)
Deutsche Bank AG	Mexican Peso	6,035,469	Sell	08/24/12	439,000	449,940	(10,940)
Deutsche Bank AG	South Korean Won	153,370,800	Sell	07/13/12	132,000	133,784	(1,784)
Deutsche Bank AG	South Korean Won	399,613,500	Sell	07/13/12	345,000	348,578	(3,578)
Deutsche Bank AG	New Zealand Dollar	106,946	Sell	07/13/12	83,000	85,529	(2,529)
Deutsche Bank AG	Brazilian Real	2,136,340	Sell	07/13/12	1,065,878	1,060,594	5,284
Deutsche Bank AG	Hungarian Forint	176,327,640	Sell	07/13/12	784,557	779,415	5,142
Deutsche Bank AG	EU Euro	8,748	Sell	08/24/12	11,000	11,077	(77)
Deutsche Bank AG	Hungarian Forint	98,404,100	Sell	07/13/12	436,548	434,973	1,575
Deutsche Bank AG	Russian Ruble	17,376,660	Sell	08/24/12	529,526	531,017	(1,491)
Deutsche Bank AG	South Korean Won	297,180,000	Sell	07/13/12	260,000	259,227	773
Deutsche Bank AG	Swedish Krona	3,812,600	Sell	07/13/12	556,000	550,884	5,116
Deutsche Bank AG	South African Rand	1,783,356	Sell	08/24/12	215,244	216,296	(1,052)
Deutsche Bank AG	Japanese Yen	17,997,180	Sell	08/24/12	228,000	225,326	2,674
Deutsche Bank AG	Swiss Franc	161,878	Sell	07/13/12	176,000	170,603	5,397
Deutsche Bank AG	Swiss Franc	196,878	Sell	07/13/12	215,000	207,489	7,511
Deutsche Bank AG	Swiss Franc	26,481	Sell	07/13/12	29,000	27,908	1,092
Deutsche Bank AG	EU Euro	620,921	Sell	08/24/12	780,000	786,190	(6,190)
Deutsche Bank AG	Canadian Dollar	53,733	Sell	08/24/12	52,000	52,710	(710)
Deutsche Bank AG	Swiss Franc	186,478	Sell	07/13/12	205,000	196,528	8,472
Deutsche Bank AG	Japanese Yen	49,951,763	Sell	08/24/12	632,000	625,399	6,601
Deutsche Bank AG	Australian Dollar	278,217	Sell	07/13/12	284,000	284,394	(394)
Deutsche Bank AG	Australian Dollar	321,689	Sell	07/13/12	329,000	328,831	169
Deutsche Bank AG	Swedish Krona	1,439,701	Sell	07/13/12	213,000	208,023	4,977
Deutsche Bank AG	Australian Dollar	268,756	Sell	07/13/12	276,000	274,722	1,278
Deutsche Bank AG	Norwegian Krone	2,095,192	Sell	07/13/12	363,000	352,044	10,956
Deutsche Bank AG	Russian Ruble	12,625,500	Sell	08/24/12	380,000	385,825	(5,825)
Deutsche Bank AG	New Zealand Dollar	2,360,531	Sell	07/13/12	1,929,000	1,887,815	41,185
Deutsche Bank AG	South Korean Won	3,525,858,419	Sell	07/13/12	3,082,583	3,075,564	7,019
Deutsche Bank AG	EU Euro	26,326	Sell	08/24/12	33,000	33,334	(334)
Deutsche Bank AG	EU Euro	3,461,539	Sell	08/24/12	4,335,713	4,382,888	(47,175)
Deutsche Bank AG	Turkish Lira	2,509,750	Sell	08/24/12	1,329,000	1,370,651	(41,651)
Deutsche Bank AG	South African Rand	6,416,007	Sell	08/24/12	754,000	778,171	(24,171)
Deutsche Bank AG	EU Euro	207,398	Sell	08/24/12	264,000	262,601	1,399
Deutsche Bank AG	EU Euro	865,844	Sell	08/24/12	1,104,000	1,096,304	7,696
Deutsche Bank AG	EU Euro	230,575	Sell	08/24/12	294,000	291,947	2,053
Deutsche Bank AG	South African Rand	35,815,748	Sell	08/24/12	4,314,007	4,343,942	(29,935)
Deutsche Bank AG	Canadian Dollar	242,031	Sell	08/24/12	241,000	237,425	3,575
Deutsche Bank AG	Russian Ruble	15,346,118	Sell	08/24/12	497,000	468,965	28,035
HSBC	Indian Rupee	60,474,070	Sell	07/13/12	1,063,000	1,080,037	(17,037)
HSBC	South Korean Won	380,445,000	Sell	07/13/12	325,000	331,858	(6,858)
HSBC	Russian Ruble	13,443,500	Sell	08/24/12	409,214	410,823	(1,609)
HSBC	Brazilian Real	1,780,168	Sell	07/13/12	926,640	883,772	42,868
HSBC	EU Euro	214,107	Sell	08/24/12	270,000	271,095	(1,095)
HSBC	Chinese Yuan	5,794,330	Sell	08/24/12	909,228	909,740	(512)
HSBC	Brazilian Real	5,119,301	Sell	07/13/12	2,745,677	2,541,498	204,179
HSBC	Brazilian Real	5,230,010	Sell	07/13/12	2,805,055	2,596,461	208,594
HSBC	Thai Baht	23,183,014	Sell	08/24/12	732,134	727,228	4,906
JPMorgan Chase & Co.	Danish Krone	1,938,097	Sell	07/13/12	324,000	330,012	(6,012)

JPMorgan Chase & Co.	New Zealand Dollar	48,051	Sell	07/13/12	38,000	38,428	(428)
JPMorgan Chase & Co.	Brazilian Real	2,000,960	Sell	07/13/12	962,000	993,385	(31,385)
JPMorgan Chase & Co.	British Pound	51,861	Sell	07/13/12	80,000	81,220	(1,220)
JPMorgan Chase & Co.	British Pound	123,371	Sell	07/13/12	191,000	193,211	(2,211)
JPMorgan Chase & Co.	Singapore Dollar	691,850	Sell	07/13/12	537,000	546,159	(9,159)
JPMorgan Chase & Co.	British Pound	481,884	Sell	07/13/12	753,000	754,680	(1,680)
JPMorgan Chase & Co.	Mexican Peso	7,174,794	Sell	08/24/12	522,000	534,876	(12,876)
JPMorgan Chase & Co.	New Zealand Dollar	145,648	Sell	07/13/12	111,000	116,481	(5,481)
JPMorgan Chase & Co.	Mexican Peso	32,929	Sell	08/24/12	2,396	2,454	(58)
JPMorgan Chase & Co.	New Zealand Dollar	140,667	Sell	07/13/12	108,000	112,498	(4,498)
JPMorgan Chase & Co.	Canadian Dollar	246,426	Sell	08/24/12	240,000	241,736	(1,736)
JPMorgan Chase & Co.	British Pound	136,225	Sell	07/13/12	220,000	213,342	6,658
JPMorgan Chase & Co.	Norwegian Krone	2,770,354	Sell	07/13/12	475,000	465,488	9,512
JPMorgan Chase & Co.	Australian Dollar	1,515,004	Sell	07/13/12	1,556,000	1,548,638	7,362
JPMorgan Chase & Co.	Australian Dollar	267,220	Sell	07/13/12	274,000	273,153	847
JPMorgan Chase & Co.	Mexican Peso	8,748,124	Sell	08/24/12	596,000	652,167	(56,167)
JPMorgan Chase & Co.	Mexican Peso	8,743,260	Sell	08/24/12	596,000	651,804	(55,804)
JPMorgan Chase & Co.	South African Rand	6,739,715	Sell	08/24/12	782,000	817,432	(35,432)
JPMorgan Chase & Co.	Mexican Peso	19,583	Sell	08/24/12	1,394	1,460	(66)
JPMorgan Chase & Co.	New Zealand Dollar	851,526	Sell	07/13/12	692,592	681,001	11,591
JPMorgan Chase & Co.	Australian Dollar	2,088,926	Sell	07/13/12	2,140,863	2,135,301	5,562
JPMorgan Chase & Co.	Mexican Peso	979,436	Sell	08/24/12	69,255	73,016	(3,761)
JPMorgan Chase & Co.	Russian Ruble	12,844,520	Sell	08/24/12	406,183	392,519	13,664
JPMorgan Chase & Co.	Japanese Yen	25,765,893	Sell	08/24/12	322,000	322,591	(591)
JPMorgan Chase & Co.	Chinese Yuan	3,160,550	Sell	08/24/12	500,000	496,223	3,777
Morgan Stanley	British Pound	686,197	Sell	07/13/12	1,097,000	1,074,656	22,344
Morgan Stanley	South Korean Won	476,339,100	Sell	07/13/12	417,000	415,505	1,495
UBS AG	Swiss Franc	199,246	Sell	07/13/12	216,000	209,985	6,015
UBS AG	Norwegian Krone	1,574,673	Sell	07/13/12	271,000	264,584	6,416
UBS AG	British Pound	926,100	Sell	07/13/12	1,502,280	1,450,368	51,912
UBS AG	Swedish Krona	2,386,405	Sell	07/13/12	354,000	344,813	9,187
UBS AG	Swiss Franc	194,386	Sell	07/13/12	214,000	204,863	9,137
UBS AG	Norwegian Krone	5,702,591	Sell	07/13/12	990,000	958,176	31,824
							$(20,636)

ING Balanced Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	5	09/06/12	$828,524	$(79,029)
Australia 10-Year Bond	19	09/17/12	2,439,713	(17,257)
Canada 10-Year Bond	6	09/19/12	815,932	6,379
Euro-Bobl 5-Year	60	09/06/12	9,558,846	(50,290)
Long Gilt	35	09/26/12	6,529,028	28,982
Mini MSCI EAFE Index	4	09/21/12	284,760	12,012
Mini MSCI Emerging Markets Index	17	09/21/12	802,995	28,080
S&P 500 E-Mini	102	09/21/12	6,917,640	459,061
S&P Mid 400 E-Mini	6	09/21/12	563,700	14,667
Short Gilt	10	09/26/12	1,629,262	(1,032)
U.S. Treasury 2-Year Note	68	09/28/12	14,972,750	(6,970)
U.S. Treasury 5-Year Note	104	09/28/12	12,892,750	9,881
U.S. Treasury Long Bond	68	09/19/12	10,061,875	(1,295)
U.S. Treasury Ultra Long Bond	6	09/19/12	1,001,062	(23,546)
			$69,298,837	$379,643
Short Contracts
Australia 3-Year Bond	(53)	09/17/12	(5,988,217)	16,404
Euro-Bund	(36)	09/06/12	(6,419,134)	99,854
Euro-Schatz	(6)	09/06/12	(838,990)	2,079
Medium Gilt	(21)	09/26/12	(3,727,976)	(3,494)
U.S. Treasury 10-Year Note	(86)	09/19/12	(11,470,250)	(34,371)
			$(28,444,567)	$80,472

ING Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.17	Buy	(5.000)	06/20/17	USD	974,900	$(94,623)	$(75,669)	$(18,954)
Credit Suisse First Boston	CDX.EM.17	Buy	(5.000)	06/20/17	USD	835,628	(81,106)	$(65,106)	(16,000)
							$(175,729)	$(140,775)	$(34,954)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	284,000	14,903	$22,512	(7,609)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	140,000	7,347	$11,563	(4,216)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	959,000	50,325	$41,370	8,955
							$72,575	$75,445	$(2,870)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	284,000	$(44,529)	$(28,471)	$(16,058)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	139,000	(21,794)	$(12,774)	(9,020)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	241,000	(37,787)	$(21,867)	(15,920)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	480,000	(75,261)	$(21,857)	(53,404)
								$(179,371)	$(84,969)	$(94,402)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Bank of America	01/02/17	BRL	10,000,000	$(170,201)	$—	$(170,201)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	6,000,000	(102,532)	—	(102,532)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	6,400,000	(109,367)	—	(109,367)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	6,000,000	(102,121)	—	(102,121)
Receive a fixed rate equal to 2.175% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/27/22	CAD	3,300,000	2,957	—	2,957
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	950,000,000	(9,504)	—	(9,504)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	950,000,000	(6,055)	—	(6,055)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	950,000,000	(2,607)	—	(2,607)
Receive a floating rate based on the 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.850% Counterparty: Bank of America	03/23/17	CZK	30,000,000	(23,582)	—	(23,582)
Receive a floating rate based on 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	38,000,000	(22,569)	—	(22,569)
Receive a fixed rate equal to 0.988% and pay a floating rate based on the 6-month EUR-EURIBOR Counterparty: Credit Suisse First Boston	05/21/14	EUR	5,400,000	14,905	—	14,905
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	2,000,000,000	(28,158)	—	(28,158)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse First Boston	03/26/17	KRW	2,250,000,000	(31,145)	—	(31,145)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.390% Counterparty: Deutsche Bank AG	05/10/14	KRW	3,200,000,000	(6,023)	—	(6,023)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.680% Counterparty: Bank of America	03/27/17	MXN	27,000,000	(43,450)	—	(43,450)

Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Barclays Bank PLC	06/13/14	MXN	17,000,000	(6,053)	—	(6,053)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a fixed rate equal to 4.760% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/17/14	MXN	39,000,000	(1,525)	—	(1,525)
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/11/14	MXN	32,000,000	(712)	—	(712)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.350% Counterparty: Credit Suisse First Boston	06/07/17	MXN	13,000,000	(5,605)	—	(5,605)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Credit Suisse First Boston	06/13/17	MXN	21,000,000	(7,478)	—	(7,478)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.480% Counterparty: Credit Suisse First Boston	05/06/22	MXN	9,550,000	(35,546)	—	(35,546)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.490% Counterparty: Credit Suisse First Boston	05/23/22	MXN	9,500,000	(35,843)	—	(35,843)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	08/09/13	MXN	25,545,910	1,548	—	1,548
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/11/14	MXN	49,000,000	(1,090)	—	(1,090)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.580% Counterparty: Deutsche Bank AG	08/05/16	MXN	22,352,672	(30,149)	—	(30,149)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.340% Counterparty: Deutsche Bank AG	06/07/17	MXN	20,000,000	(7,931)	—	(7,931)
Receive a fixed rate equal to 6.480% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/30/21	MXN	6,386,478	25,611	—	25,611
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.370% Counterparty: Deutsche Bank AG	05/25/22	MXN	9,500,000	(28,588)	—	(28,588)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.310% Counterparty: JPMorgan Chase & Co.	06/03/22	MXN	9,000,000	(23,553)	—	(23,553)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a fixed rate equal to 4.755% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	48,000,000	(2,225)	—	(2,225)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.305% Counterparty: UBS Warburg LLC	06/03/22	MXN	10,000,000	(25,855)	—	(25,855)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/16/14	PLN	16,000,000	965	—	965
Receive a fixed rate equal to 4.850% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/30/14	PLN	15,000,000	3,051	—	3,051
Receive a floating rate based on 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	6,500,000	(37,930)	—	(37,930)

Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Bank of America	01/16/17	PLN	7,000,000	(20,900)	—	(20,900)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Barclays Bank PLC	06/04/17	PLN	4,500,000	(10,973)	—	(10,973)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	4,500,000	(10,973)	—	(10,973)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.444% Counterparty: Credit Suisse First Boston	12/24/20	USD	5,580,000	(837,230)	—	(837,230)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.083% Counterparty: Deutsche Bank AG	04/26/22	USD	3,022,000	(90,631)	—	(90,631)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.654% Counterparty: JPMorgan Chase & Co.	05/21/14	USD	7,800,000	(15,847)	—	(15,847)
				$(1,846,246)	$—	$(1,846,246)

ING Balanced Portfolio Written OTC Options on June 30, 2012:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options On Currencies
2,700,000	Barclays Bank PLC	CAD Put vs. USD Call Currency Option	1.200 USD	08/16/12	$1,345	$(113)
4,300,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.203 USD	01/04/13	51,256	(64,605)
5,100,000	HSBC	EUR Put vs. USD Call Currency Option	1.150 USD	08/31/12	4,525	(5,341)
1,300,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.300 USD	07/05/12	2,015	(209)
4,100,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.360 USD	09/17/12	19,762	(4,694)
1,300,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1.295 USD	08/23/12	5,270	(8,204)
1,600,000	Barclays Bank PLC	USD Put vs. SEK Call Currency Option	7.020 USD	08/31/12	21,600	(42,476)
1,000,000	Deutsche Bank AG	ZAR Put vs. USD Call Currency Option	8.600 USD	07/19/12	8,470	(3,168)
			Total Written OTC Options		$114,243	$(128,810)

ING Balanced Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.648%	07/09/12	USD 6,100,000	$30,500	$—
					Total Written Swaptions		$30,500	$—

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives

Credit contracts	Investments in securities at value*	$112,139
Foreign exchange contracts	Investments in securities at value*	180,807
Interest rate contracts	Investments in securities at value*	1
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,290,057
Credit contracts	Upfront payments paid on swap agreements	75,445
Interest rate contracts	Unrealized appreciation on swap aqreements	57,992
Equity contracts	Net Assets- Unrealized depreciation**	513,020
Interest rate contracts	Net Assets- Unrealized appreciation**	163,579
Total Asset Derivatives		$3,394,640

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,136,795
Credit contracts	Upfront payments received on swap agreements	225,744
Credit contracts	Unrealized depreciation on swap agreements	132,226
Interest rate contracts	Unrealized depreciation on swap agreements	1,846,246
Equity contracts	Net Assets- Unrealized depreciation**	217,284
Foreign exchange contracts	Written options, at fair value	128,810
Total Liability Derivatives		$4,687,105

* Includes purchased options.

** Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total

Credit contracts	$(46,087)	$—	$—	$(107,003)	$69,390	$(83.700)
Equity contracts	—	—	(286,280)	—	—	(286,280)
Foreign exchange contracts	(275,246)	(950,632)	—	—	117,682	(1,108,196)
Interest rate contracts	(64,000)	—	(293,117)	(2,217,560)	65,244	(2,509,433)
Total	$(385,333)	$(950,632)	$(579,397)	$(2,324,562)	$252,316	$(3,987,608)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total

Credit contracts	$(93,115)	$—	$—	$(30,229)	$	$(123,344)
Equity contracts	—	—	306,456	—	—	306,456
Foreign exchange contracts	(142,692)	307,668	—		(170,247)	(5,271)
Interest rate contracts	(29,999)	—	(22,749)	582,829	30,500	560,581
Total	$(265,806)	$307,668	$283,707	$552,600	$(139,747)	$738,422

* Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

** Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in | unrealized appreciation or depreciation on foreign currency related transactions.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Balanced Portfolio, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2012

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 4, 2012